Schedule of Investments PIMCO Dividend and Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8% ¤
ASSET-BACKED SECURITIES 7.7%
CAYMAN ISLANDS 0.2%
TruPS Financials Note Securitization Ltd. 6.533% due 09/20/2039 •	$260	$248

Total Cayman Islands		248

UNITED STATES 7.5%
Bear Stearns Asset-Backed Securities Trust 5.977% due 12/25/2034 •	904	867
Citigroup Mortgage Loan Trust 5.475% due 02/25/2035 •	1,012	935
Conseco Finance Corp. 6.280% due 09/01/2030	7	7
Credit Suisse First Boston Mortgage Securities Corp. 5.465% due 01/25/2032 •	468	444
EMC Mortgage Loan Trust 6.145% due 02/25/2041 •	21	20
FBR Securitization Trust 5.550% due 11/25/2035 •	840	815
Home Equity Asset Trust 5.550% due 01/25/2036 •	128	121
LCCM Trust 6.134% due 11/15/2038 ~	1,000	967
Morgan Stanley Home Equity Loan Trust 4.945% due 12/25/2036 ~	1,380	683
Navient Student Loan Trust 5.895% due 12/27/2066 •	396	388
Option One Mortgage Loan Trust 5.065% due 04/25/2037 •	1,938	1,381
Residential Asset Mortgage Products Trust 4.694% due 05/25/2035 •	1,000	936
Residential Asset Securities Corp. Trust 5.730% due 01/25/2034 •	303	300
SLM Private Credit Student Loan Trust 5.196% due 06/15/2039 •	884	837
SMB Private Education Loan Trust 6.008% due 02/16/2055 •	771	759
Soundview Home Loan Trust
5.250% due 12/25/2036 •	969	937
5.845% due 09/25/2037 •	1,893	1,328
Structured Asset Investment Loan Trust 4.995% due 09/25/2036 •	449	433

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Upstart Securitization Trust 1.310% due 11/20/2031	349	339

Total United States		12,497

Total Asset-Backed Securities (Cost $13,725)		12,745

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
LUXEMBOURG 0.0%
Intelsat Jackson Holdings SA 9.082% due 02/01/2029	52	52

Total Luxembourg		52

PANAMA 0.3%
Carnival Corp. 7.840% (LIBOR01M + 3.000%) due 06/30/2025 ~	394	390

Total Panama		390

UNITED KINGDOM 0.2%
Softbank Vision Fund 5.000% due 12/21/2025 «	375	352

Total United Kingdom		352

UNITED STATES 0.6%
Avolon TLB Borrower 1 (U.S.) LLC 6.261% (LIBOR01M + 1.500%) due 02/12/2027 ~	7	7
Emerald TopCo, Inc. 8.340% (LIBOR01M + 3.500%) due 07/24/2026 ~	3	2
Envision Healthcare Corp.
12.701% due 04/29/2027	85	84
16.326% due 04/28/2028	149	111
Hilton Worldwide Finance LLC 6.642% due 06/22/2026	230	230
Lealand Finance Co. BV 7.840% (LIBOR01M + 3.000%) due 06/28/2024 ~	1	1
Lealand Finance Co. BV (5.840% Cash and 3.000% PIK) 8.840% (LIBOR01M + 1.000%) due 06/30/2025 ~(a)	3	2
PUG LLC 8.340% (LIBOR01M + 3.500%) due 02/12/2027 ~	4	3
Sotera Health Holdings LLC 7.575% (LIBOR03M + 2.750%) due 12/11/2026 ~	525	507
Syniverse Holdings, Inc. 11.898% due 05/13/2027	8	7
U.S. Renal Care, Inc. 9.875% (LIBOR01M + 5.000%) due 06/26/2026 ~	16	11
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)	5	4

Total United States		969

Total Loan Participations and Assignments (Cost $1,899)		1,763

	SHARES
COMMON STOCKS 46.3%
AUSTRALIA 2.6%
CONSUMER STAPLES 0.1%
Coles Group Ltd.	10,502	127

INDUSTRIALS 0.1%
Brambles Ltd.	24,606	222

MATERIALS 2.4%
BHP Group Ltd.	77,890	2,462
Fortescue Metals Group Ltd.	44,101	663
Rio Tinto Ltd.	9,667	777

		3,902

Total Australia		4,251

BELGIUM 0.2%
FINANCIALS 0.1%
Ageas SA	5,217	226

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

UTILITIES 0.1%
Elia Group SA	754	99

Total Belgium		325

BRAZIL 0.6%
CONSUMER STAPLES 0.2%
Ambev SA	123,100	348

ENERGY 0.3%
Petroleo Brasileiro SA	99,000	518

FINANCIALS 0.1%
Banco do Brasil SA	22,200	171

Total Brazil		1,037

CANADA 0.3%
ENERGY 0.1%
ARC Resources Ltd.	14,100	160

FINANCIALS 0.2%
Manulife Financial Corp.	17,897	328

Total Canada		488

CHILE 0.1%
FINANCIALS 0.1%
Banco de Chile	1,213,031	118

Total Chile		118

CHINA 1.2%
ENERGY 0.3%
China Shenhua Energy Co. Ltd. 'H'	88,000	277
Yankuang Energy Group Co. Ltd. 'H'	40,000	143

		420

FINANCIALS 0.8%
China Construction Bank Corp. 'H'	1,505,000	974
Industrial & Commercial Bank of China Ltd. 'H'	227,000	121
PICC Property & Casualty Co. Ltd. 'H'	180,000	184
Postal Savings Bank of China Co. Ltd. 'H'	211,000	125

		1,404

INDUSTRIALS 0.1%
COSCO SHIPPING Holdings Co. Ltd. 'H'	81,000	91

Total China		1,915

CZECH REPUBLIC 0.1%
UTILITIES 0.1%
CEZ AS	4,426	215

Total Czech Republic		215

DENMARK 0.1%
INDUSTRIALS 0.1%
AP Moller - Maersk AS 'A'	82	146

Total Denmark		146

FINLAND 0.1%
HEALTH CARE 0.1%
Orion Oyj 'B'	2,695	120

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total Finland		120

FRANCE 1.2%
ENERGY 0.3%
TotalEnergies SE	7,049	415

FINANCIALS 0.5%
Amundi SA	1,733	109
AXA SA	25,025	764

		873

INDUSTRIALS 0.4%
Eiffage SA	2,130	231
Thales SA	2,782	411

		642

Total France		1,930

GERMANY 0.2%
INDUSTRIALS 0.2%
GEA Group AG	3,949	180
Siemens AG	757	123

		303

Total Germany		303

GREECE 0.1%
CONSUMER DISCRETIONARY 0.1%
OPAP SA	7,612	122

Total Greece		122

HONG KONG 0.2%
INDUSTRIALS 0.0%
SITC International Holdings Co. Ltd.	38,000	82

REAL ESTATE 0.2%
CK Asset Holdings Ltd.	52,000	315

Total Hong Kong		397

INDONESIA 0.4%
COMMUNICATION SERVICES 0.2%
Telkom Indonesia Persero Tbk PT	1,158,000	315

CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	470,500	189

ENERGY 0.0%
Adaro Energy Indonesia Tbk PT	419,500	81

FINANCIALS 0.1%
Bank Mandiri Persero Tbk PT	206,700	142

Total Indonesia		727

ITALY 0.7%
FINANCIALS 0.1%
Assicurazioni Generali SpA	5,888	117
Poste Italiane SpA	13,907	142

		259

UTILITIES 0.6%
Enel SpA	66,253	404
Snam SpA	52,578	279

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Terna - Rete Elettrica Nazionale	36,685	301

		984

Total Italy		1,243

JAPAN 3.2%
COMMUNICATION SERVICES 0.8%
KDDI Corp.	42,900	1,323

CONSUMER DISCRETIONARY 0.4%
Honda Motor Co. Ltd.	23,000	608

CONSUMER STAPLES 0.5%
Japan Tobacco, Inc.	32,000	676
MEIJI Holdings Co. Ltd.	5,800	138

		814

HEALTH CARE 0.4%
Astellas Pharma, Inc.	29,100	413
Chugai Pharmaceutical Co. Ltd.	13,100	324

		737

INDUSTRIALS 0.9%
Fuji Electric Co. Ltd.	3,300	130
ITOCHU Corp.	31,000	1,010
Mitsubishi Corp.	5,900	212
Mitsui & Co. Ltd.	4,100	128

		1,480

MATERIALS 0.1%
Nitto Denko Corp.	3,600	233

UTILITIES 0.1%
Tokyo Gas Co. Ltd.	10,000	188

Total Japan		5,383

LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA «(c)(h)	2,886	71

Total Luxembourg		71

MALAYSIA 0.1%
MATERIALS 0.1%
Petronas Chemicals Group Bhd	61,900	100

Total Malaysia		100

MEXICO 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (c)	41,996	0

MATERIALS 0.1%
Grupo Mexico SAB de CV 'B'	24,700	117

Total Mexico		117

NETHERLANDS 0.2%
FINANCIALS 0.1%
NN Group NV	7,256	263

MATERIALS 0.1%
OCI NV	2,881	98

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total Netherlands		361

NEW ZEALAND 0.1%
COMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	35,382	112

Total New Zealand		112

NORWAY 0.1%
COMMUNICATION SERVICES 0.1%
Telenor ASA	10,679	125

MATERIALS 0.0%
Yara International ASA	2,568	112

Total Norway		237

POLAND 0.2%
ENERGY 0.1%
Polski Koncern Naftowy ORLEN SA	16,486	223

FINANCIALS 0.1%
Powszechny Zaklad Ubezpieczen SA	16,091	131

Total Poland		354

PORTUGAL 0.1%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	7,538	177

Total Portugal		177

SINGAPORE 0.1%
CONSUMER DISCRETIONARY 0.1%
Genting Singapore Ltd.	161,000	136

Total Singapore		136

SOUTH AFRICA 0.7%
COMMUNICATION SERVICES 0.2%
MTN Group Ltd.	44,218	317

ENERGY 0.1%
Exxaro Resources Ltd.	8,717	91

FINANCIALS 0.3%
FirstRand Ltd.	134,563	456

MATERIALS 0.1%
Anglo American Platinum Ltd.	1,458	78
Impala Platinum Holdings Ltd.	22,182	204

		282

Total South Africa		1,146

SOUTH KOREA 0.4%
CONSUMER DISCRETIONARY 0.2%
Kia Corp.	7,126	445

CONSUMER STAPLES 0.1%
KT&G Corp.	2,833	182

FINANCIALS 0.1%
Samsung Fire & Marine Insurance Co. Ltd.	769	121

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total South Korea		748

SPAIN 2.6%
CONSUMER DISCRETIONARY 0.5%
Industria de Diseno Textil SA	29,037	975

FINANCIALS 0.7%
Banco Bilbao Vizcaya Argentaria SA	160,518	1,148

INDUSTRIALS 0.1%
ACS Actividades de Construccion y Servicios SA	3,778	120

UTILITIES 1.3%
Enagas SA	6,496	125
Iberdrola SA	147,820	1,842
Red Electrica Corp. SA	10,581	186

		2,153

Total Spain		4,396

SWEDEN 0.2%
COMMUNICATION SERVICES 0.1%
Tele2 AB 'B'	14,301	142

CONSUMER DISCRETIONARY 0.1%
Volvo AB 'B'	5,776	119

Total Sweden		261

SWITZERLAND 3.4%
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	1,871	189

CONSUMER STAPLES 0.1%
Coca-Cola HBC AG	5,372	147

HEALTH CARE 2.9%
Novartis AG	26,291	2,414
Roche Holding AG	8,131	2,333

		4,747

INFORMATION TECHNOLOGY 0.1%
STMicroelectronics NV	3,060	163

MATERIALS 0.2%
Holcim AG	6,591	425

Total Switzerland		5,671

TAIWAN 1.1%
CONSUMER DISCRETIONARY 0.1%
Lite-On Technology Corp.	52,000	125

INDUSTRIALS 0.2%
Largan Precision Co. Ltd.	2,000	144
Unimicron Technology Corp.	31,000	151

		295

INFORMATION TECHNOLOGY 0.8%
MediaTek, Inc.	29,000	752
Realtek Semiconductor Corp.	11,000	140

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

United Microelectronics Corp.	307,000	537

		1,429

Total Taiwan		1,849

TURKEY 0.1%
CONSUMER STAPLES 0.1%
BIM Birlesik Magazalar AS	15,833	123

Total Turkey		123

UNITED KINGDOM 2.9%
CONSUMER STAPLES 0.4%
British American Tobacco PLC	4,224	148
Imperial Brands PLC	23,859	549

		697

FINANCIALS 0.3%
3i Group PLC	25,936	540

HEALTH CARE 0.5%
GSK PLC	43,015	760

INDUSTRIALS 0.6%
BAE Systems PLC	77,320	935

MATERIALS 1.1%
Anglo American PLC	10,033	334
Rio Tinto PLC	21,877	1,485

		1,819

Total United Kingdom		4,751

UNITED STATES 22.6%
COMMUNICATION SERVICES 0.2%
AT&T, Inc.	19,908	383
Clear Channel Outdoor Holdings, Inc. (c)	29,821	36

		419

CONSUMER DISCRETIONARY 0.9%
Advance Auto Parts, Inc.	1,148	140
Best Buy Co., Inc.	1,319	103
Darden Restaurants, Inc.	3,258	506
Genuine Parts Co.	763	128
iHeartMedia, Inc. 'A' (c)	6,979	27
iHeartMedia, Inc. 'B' «(c)	5,486	19
LKQ Corp.	6,665	378
McDonald's Corp.	444	124

		1,425

CONSUMER STAPLES 5.3%
Altria Group, Inc.	46,976	2,096
Coca-Cola Co.	36,239	2,248
Kimberly-Clark Corp.	1,069	144
PepsiCo, Inc.	1,027	187
Philip Morris International, Inc.	25,246	2,455
Procter & Gamble Co.	11,199	1,665

		8,795

ENERGY 3.4%
Chevron Corp.	1,569	256
Exxon Mobil Corp.	12,374	1,357
Marathon Petroleum Corp.	12,177	1,642
Phillips 66	12,267	1,243
Valero Energy Corp.	7,692	1,074

		5,572

FINANCIALS 2.8%
Aflac, Inc.	15,660	1,010
American International Group, Inc.	19,709	993
Ameriprise Financial, Inc.	2,766	848
Hartford Financial Services Group, Inc.	8,429	587

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

MetLife, Inc.	3,992	231
PNC Financial Services Group, Inc.	751	96
Principal Financial Group, Inc.	6,501	483
Synchrony Financial	11,992	349

		4,597

HEALTH CARE 5.7%
AbbVie, Inc.	5,209	830
Amgen, Inc.	7,028	1,699
CVS Health Corp.	2,974	221
Elevance Health, Inc.	230	106
Johnson & Johnson	17,903	2,775
Merck & Co., Inc.	17,045	1,813
Pfizer, Inc.	49,719	2,029

		9,473

INDUSTRIALS 1.1%
3M Co.	1,057	111
General Dynamics Corp.	559	127
Lockheed Martin Corp.	246	116
Neiman Marcus Group Ltd. LLC «(c)(h)	1,124	174
PACCAR, Inc.	13,562	993
Textron, Inc.	5,518	390
Westmoreland Mining Holdings «(c)(h)	53	0

		1,911

INFORMATION TECHNOLOGY 2.9%
Apple, Inc.	4,187	690
Broadcom, Inc.	2,785	1,787
Cisco Systems, Inc.	42,446	2,219
NetApp, Inc.	1,623	104

		4,800

MATERIALS 0.2%
CF Industries Holdings, Inc.	1,127	82
Dow, Inc.	5,206	285

		367

UTILITIES 0.1%
NRG Energy, Inc.	6,008	206

Total United States		37,565

Total Common Stocks (Cost $73,519)		76,895

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.7%
BERMUDA 0.2%
INDUSTRIALS 0.2%
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (a)	$1	1
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029	300	258

		259

Total Bermuda		259

BRAZIL 0.0%
INDUSTRIALS 0.0%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 05/01/2023 (e)(g)	46	0

Total Brazil		0

CAYMAN ISLANDS 0.0%
BANKING & FINANCE 0.0%
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	3	3

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

INDUSTRIALS 0.0%
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (a)		5	6

UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		103	57

Total Cayman Islands			66

FRANCE 0.5%
BANKING & FINANCE 0.5%
Societe Generale SA
6.446% due 01/10/2029 •		400	402
6.691% due 01/10/2034 •		400	409

			811

Total France			811

GERMANY 0.1%
BANKING & FINANCE 0.1%
Deutsche Bank AG 3.547% due 09/18/2031 •		200	164

Total Germany			164

HONG KONG 0.1%
BANKING & FINANCE 0.1%
Huarong Finance Co. Ltd. 3.875% due 11/13/2029		265	184

Total Hong Kong			184

IRELAND 0.2%
INDUSTRIALS 0.2%
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(b)	GBP	300	285

Total Ireland			285

ITALY 0.2%
BANKING & FINANCE 0.2%
UniCredit SpA 7.830% due 12/04/2023		$370	373

Total Italy			373

JAPAN 0.5%
INDUSTRIALS 0.5%
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		868	787

Total Japan			787

LUXEMBOURG 0.1%
INDUSTRIALS 0.1%
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		208	191

Total Luxembourg			191

PERU 0.0%
BANKING & FINANCE 0.0%
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	100	25

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total Peru			25

SWITZERLAND 0.8%
BANKING & FINANCE 0.8%
Credit Suisse AG 0.250% due 01/05/2026	EUR	100	97
Credit Suisse AG AT1 Claim ^		$365	21
Credit Suisse Group AG
3.091% due 05/14/2032 •		673	543
0.650% due 01/14/2028 •	EUR	130	117
UBS Group AG 5.959% due 01/12/2034 •		$637	654

			1,432

Total Switzerland			1,432

UNITED KINGDOM 1.2%
BANKING & FINANCE 1.0%
Barclays PLC 7.437% due 11/02/2033 •		700	775
HSBC Holdings PLC 5.402% due 08/11/2033 •		800	791

			1,566

INDUSTRIALS 0.2%
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	100	84
Marston's Issuer PLC 6.532% (SONIO/N + 2.669%) due 07/16/2035 ~	GBP	200	188
Mitchells & Butlers Finance PLC 4.726% (BP0003M + 0.450%) due 12/15/2030 ~		81	93

			365

Total United Kingdom			1,931

UNITED STATES 2.8%
BANKING & FINANCE 0.1%
EPR Properties
4.950% due 04/15/2028		$2	2
4.750% due 12/15/2026		2	2
GLP Capital LP
5.250% due 06/01/2025		3	3
5.300% due 01/15/2029		19	18
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		8	7
VICI Properties LP 4.625% due 06/15/2025		237	229

			261

INDUSTRIALS 1.8%
American Airlines Pass-Through Trust
3.350% due 04/15/2031		8	7
2.875% due 01/11/2036		469	387
Carvana Co.
5.500% due 04/15/2027		230	102
10.250% due 05/01/2030		200	114
Community Health Systems, Inc. 8.000% due 03/15/2026		184	178
CVS Pass-Through Trust 8.353% due 07/10/2031		376	412
DISH DBS Corp. 5.250% due 12/01/2026		490	392
Energy Transfer LP 4.950% due 05/15/2028		4	4
Exela Intermediate LLC 11.500% due 07/15/2026		12	2
Prime Healthcare Services, Inc. 7.250% due 11/01/2025		1,208	1,070
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026		230	186
Topaz Solar Farms LLC
5.750% due 09/30/2039		66	63
4.875% due 09/30/2039		9	7

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

U.S. Renal Care, Inc. 10.625% due 07/15/2027		6	2

			2,926

UTILITIES 0.9%
Pacific Gas & Electric Co.
3.750% due 08/15/2042		2	2
4.500% due 12/15/2041		2	2
3.250% due 06/15/2023		23	23
3.400% due 08/15/2024		35	34
4.000% due 12/01/2046		2	2
3.300% due 03/15/2027		20	18
4.250% due 03/15/2046		4	3
3.750% due 07/01/2028		110	101
4.950% due 07/01/2050		805	664
3.250% due 06/01/2031		559	474
4.200% due 03/01/2029		200	183
Sprint LLC 7.625% due 03/01/2026		7	7

			1,513

Total United States			4,700

VENEZUELA 0.0%
INDUSTRIALS 0.0%
Petroleos de Venezuela SA
6.000% due 11/15/2026 ^(b)		300	13
6.000% due 05/16/2024 ^(b)		20	1
9.750% due 05/17/2035 ^(b)		20	1

			15

Total Venezuela			15

Total Corporate Bonds & Notes (Cost $12,751)			11,223

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.5%
IRELAND 0.4%
Kinbane DAC 3.752% due 09/25/2062 ~	EUR	617	663

Total Ireland			663

UNITED KINGDOM 1.6%
Bridgepoint CLO DAC 0.000% due 10/16/2062 •	GBP	1,330	1,623
Eurosail PLC
4.971% due 09/13/2045 •		301	366
5.221% due 06/13/2045 •		296	359
5.221% due 06/13/2045 ~		67	82
Grifonas Finance PLC 3.513% due 08/28/2039 •	EUR	177	181

Total United Kingdom			2,611

UNITED STATES 3.5%
Banc of America Alternative Loan Trust 6.000% due 07/25/2046 ^		$42	36
Banc of America Funding Trust 3.945% due 05/20/2036 ^~		5	5
Banc of America Mortgage Trust
3.611% due 11/20/2046 ^~		3	3
6.000% due 10/25/2036 ^		9	7
Bear Stearns Mortgage Funding Trust 7.500% due 08/25/2036 þ		10	10
Benchmark Mortgage Trust 3.509% due 09/15/2048 ~		865	722
Chase Mortgage Finance Trust 3.801% due 09/25/2036 ^~		19	16
Countrywide Alternative Loan Trust
6.000% due 06/25/2036 ^		81	47
6.000% due 02/25/2037 ^		49	19
6.250% due 12/25/2036 ^•		20	10
Countrywide Home Loan Mortgage Pass-Through Trust 5.345% due 07/25/2037 ^~		14	5
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 01/25/2036 ^		28	18
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 6.000% due 11/25/2035 ^		309	91
Credit Suisse Mortgage Capital Certificates 3.169% due 12/29/2037 ~		106	57

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

DBGS Mortgage Trust 7.335% due 10/15/2036 •	900	751
First Horizon Alternative Mortgage Securities Trust 4.454% due 06/25/2036 ^~	122	95
HSI Asset Loan Obligation Trust 6.000% due 06/25/2037 ^	2	2
JP Morgan Alternative Loan Trust 5.843% due 05/26/2037 ~	40	31
JP Morgan Chase Commercial Mortgage Securities Trust 7.200% due 11/15/2038 ~	967	923
JP Morgan Mortgage Trust 6.500% due 07/25/2036 ^	81	36
Legacy Mortgage Asset Trust 6.581% due 01/28/2070 •	184	184
Merrill Lynch Mortgage Investors Trust 3.743% due 03/25/2036 ^~	9	5
Morgan Stanley Capital Trust 6.634% due 07/15/2035 •	977	953
OBX Trust 5.695% due 04/25/2048 •	27	26
Residential Accredit Loans, Inc. Trust
5.500% due 03/25/2037 ^	216	166
5.645% due 10/25/2045 •	45	37
6.250% due 03/25/2037 ^	19	14
Structured Adjustable Rate Mortgage Loan Trust 3.949% due 10/25/2036 ^~	1,226	706
Wells Fargo Alternative Loan Trust 3.631% due 07/25/2037 ^~	417	363
Wells Fargo Commercial Mortgage Trust 3.412% due 09/15/2058	517	505

Total United States		5,843

Total Non-Agency Mortgage-Backed Securities (Cost $9,871)		9,117

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	14	15
7.350% due 07/01/2035	5	5

Total Illinois		20

PUERTO RICO 0.1%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	42	18
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010 6.125% due 07/01/2040 ^(b)	100	69

Total Puerto Rico		87

Total Municipal Bonds & Notes (Cost $74)		107

	SHARES
PREFERRED STOCKS 0.7%
BRAZIL 0.4%
ENERGY 0.3%
Petroleo Brasileiro SA	126,700	586

MATERIALS 0.1%
Gerdau SA	29,820	149

Total Brazil		735

CHILE 0.2%
MATERIALS 0.2%
Sociedad Quimica y Minera de Chile SA	3,811	306

Total Chile		306

UNITED KINGDOM 0.1%
FINANCIALS 0.1%
Nationwide Building Society 10.250% ~	1,130	167

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total United Kingdom			167

Total Preferred Stocks (Cost $1,359)			1,208

REAL ESTATE INVESTMENT TRUSTS 5.0%
UNITED STATES 5.0%
FINANCIALS 0.2%
Annaly Capital Mangaement, Inc.		12,138	232

REAL ESTATE 4.8%
Apartment Income REIT Corp.		14,054	503
Apple Hospitality REIT, Inc.		29,143	452
Boston Properties, Inc.		5,693	308
CBL & Associates Properties, Inc.		39	1
Cousins Properties, Inc.		6,538	140
Digital Realty Trust, Inc.		3,510	345
EPR Properties		9,041	345
Equity Residential		3,952	237
Gaming & Leisure Properties, Inc.		12,853	669
Healthcare Realty Trust, Inc.		20,901	404
Healthpeak Properties, Inc.		13,613	299
Hudson Pacific Properties, Inc.		31,597	210
Macerich Co.		17,039	181
National Storage Affiliates Trust		10,177	425
Park Hotels & Resorts, Inc.		32,190	398
Physicians Realty Trust		13,837	207
Simon Property Group, Inc.		5,677	636
SITE Centers Corp.		24,918	306
Spirit Realty Capital, Inc.		9,897	394
Uniti Group, Inc.		28	0
VICI Properties, Inc.		35,940	1,172
WP Carey, Inc.		5,033	390

			8,022

Total Real Estate Investment Trusts (Cost $8,952)			8,254

RIGHTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «(c)		348	2

Total Rights (Cost $0)			2

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.8%
ARGENTINA 0.2%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$299	82
1.000% due 07/09/2029		31	9
1.500% due 07/09/2035 þ		373	93
3.500% due 07/09/2041 þ		196	55
3.875% due 01/09/2038 þ		269	84
15.500% due 10/17/2026	ARS	1,226	1
Autonomous City of Buenos Aires 75.227% (BADLARPP + 3.250%) due 03/29/2024 ~		3,481	9
Provincia de Buenos Aires 73.663% due 04/12/2025		389	1

Total Argentina			334

PERU 0.1%
Peru Government International Bond
6.150% due 08/12/2032	PEN	4	1
6.350% due 08/12/2028		100	26
6.900% due 08/12/2037		5	1
6.950% due 08/12/2031		2	1

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

8.200% due 08/12/2026		189	52

Total Peru			81

SOUTH AFRICA 0.3%
South Africa Government International Bond 10.500% due 12/21/2026	ZAR	9,600	574

Total South Africa			574

TURKEY 0.2%
Turkey Government International Bond
4.250% due 03/13/2025		$200	188
5.250% due 03/13/2030		200	166

Total Turkey			354

VENEZUELA 0.0%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(b)		2	0
7.650% due 04/21/2025 ^(b)		3	0
9.250% due 09/15/2027 ^(b)		44	5

Total Venezuela			5

Total Sovereign Issues (Cost $1,890)			1,348

U.S. GOVERNMENT AGENCIES 19.2%
UNITED STATES 19.2%
Ginnie Mae, TBA
3.500% due 05/01/2053		100	94
4.500% due 05/01/2053		300	296
Uniform Mortgage-Backed Security
3.000% due 11/01/2029 - 03/01/2050		51	47
3.500% due 02/01/2050		31	29
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2053		100	86
3.000% due 05/01/2053		5,400	4,851
3.500% due 05/01/2053		4,200	3,905
4.000% due 05/01/2053		8,600	8,230
4.500% due 05/01/2053		5,000	4,901
5.000% due 05/01/2053		1,900	1,895
5.500% due 05/01/2053		1,800	1,818
6.000% due 05/01/2053		4,000	4,080
6.500% due 04/01/2053 - 05/01/2053		1,500	1,545

Total U.S. Government Agencies (Cost $31,652)			31,777

U.S. TREASURY OBLIGATIONS 11.0%
UNITED STATES 11.0%
U.S. Treasury Bonds
2.875% due 11/15/2046		600	512
3.000% due 02/15/2049		1,133	993
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2024		983	964
0.125% due 10/15/2024		793	775
0.125% due 07/15/2030		327	304
0.125% due 07/15/2031		2,378	2,192
0.125% due 02/15/2051		345	239
0.250% due 07/15/2029 (k)		840	796
0.375% due 01/15/2027		40	38
0.375% due 07/15/2027		12	12
0.500% due 04/15/2024		961	946
0.625% due 01/15/2024		462	458
0.625% due 07/15/2032		618	591
0.750% due 07/15/2028		250	245
0.875% due 01/15/2029		411	404
1.000% due 02/15/2048		121	108
1.000% due 02/15/2049		119	106
U.S. Treasury Notes
0.125% due 04/30/2023 (k)		4,000	3,986
2.375% due 03/31/2029		2,800	2,615
2.750% due 08/15/2032		1,100	1,035
2.875% due 05/15/2032		100	95
4.000% due 10/31/2029 (m)		800	820

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $19,259)			18,234

		SHARES
WARRANTS 0.0%
LUXEMBOURG 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		132	0
Intelsat Jackson Holdings SA-Exp. 12/05/2025 «		296	2

			2

Total Luxembourg			2

UNITED STATES 0.0%
INFORMATION TECHNOLOGY 0.0%
Windstream Holdings LLC - Exp. 9/21/2055 «		40	1

Total United States			1

Total Warrants (Cost $53)			3

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS (i) 0.4%			649

JAPAN TREASURY BILLS 2.3%
(0.184)% due 04/10/2023 - 06/26/2023 (d)(e)	JPY	510,000	3,842

ARGENTINA TREASURY BILLS 0.0%
29.638% due 05/19/2023 - 09/18/2023 (d)(e)(g)	ARS	19,371	47

Total Argentina Treasury Bills (Cost $59)			47

Total Short-Term Instruments (Cost $4,507)			4,538

Total Investments in Securities (Cost $179,512)			177,214

		SHARES
INVESTMENTS IN AFFILIATES 9.3%
SHORT-TERM INSTRUMENTS 9.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.3%
PIMCO Short-Term Floating NAV Portfolio III		1,579,081	15,352

Total Short-Term Instruments (Cost $15,334)			15,352

Total Investments in Affiliates (Cost $15,334)			15,352

Total Investments 116.1% (Cost $194,846)			$192,566
Financial Derivative Instruments (j)(l) (0.2)%(Cost or Premiums, net $(1,461))			(391)
Other Assets and Liabilities, net (15.9)%			(26,286)

Net Assets 100.0%			$165,889

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Intelsat Emergence SA	06/19/2017 - 02/23/2022	$208	$71	0.04%
Neiman Marcus Group Ltd. LLC	09/25/2020	36	174	0.10
Westmoreland Mining Holdings	03/26/2019	0	0	0.00

$244	$245	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$649	U.S. Treasury Bills 0.010% due 03/21/2024	$(662)	$649	$649

Total Repurchase Agreements	$(662)	$649	$649

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
United States (0.1)%
Uniform Mortgage-Backed Security, TBA	6.000%	04/01/2053	$200	$(204)	$(204)

Total Short Sales (0.1)%	$(204)	$(204)

(1)	Includes accrued interest.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 5-Year Note May 2023 Futures	$108.500	04/21/2023	1	$1	$0	$0
Call - CBOT U.S. Treasury 5-Year Note May 2023 Futures	111.500	04/21/2023	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	110.500	04/21/2023	1	1	0	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.000	04/21/2023	3	3	(2)	0
Put - CBOT U.S. Treasury 10-Year Note May 2023 Futures	112.500	04/21/2023	1	1	0	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	116.500	04/21/2023	1	1	(1)	(1)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	118.000	04/21/2023	1	1	(1)	0
Call - CBOT U.S. Treasury 10-Year Note May 2023 Futures	119.000	04/21/2023	3	3	(3)	(1)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	2	5	(4)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.063	12/15/2023	2	5	(4)	(4)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2	5	(4)	(2)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.125	12/15/2023	2	5	(4)	(4)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	3	8	(6)	(3)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.375	12/15/2023	3	8	(6)	(8)
Put - CME 3-Month SOFR Active Contract December 2023 Futures	96.500	12/15/2023	2	5	(2)	(6)
Call - CME 3-Month SOFR Active Contract December 2023 Futures	98.000	12/15/2023	2	5	(1)	(1)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	2	5	(3)	(2)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.000	09/15/2023	2	5	(4)	(4)
Call - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	3	8	(6)	(2)
Put - CME 3-Month SOFR Active Contract September 2023 Futures	96.188	09/15/2023	3	8	(6)	(8)

Total Written Options	$(57)	$(48)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2023	1	$206	$2	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2023	13	1,424	29	3	0
U.S. Treasury 10-Year Note June Futures	06/2023	141	16,204	453	48	0

$484	$51	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2024	5	$(1,196)	$20	$0	$0
3-Month SOFR Active Contract December Futures	03/2025	1	(242)	2	0	0
3-Month SOFR Active Contract December Futures	03/2026	1	(243)	2	0	0
3-Month SOFR Active Contract June Futures	09/2024	2	(482)	6	0	0
3-Month SOFR Active Contract June Futures	09/2025	2	(485)	4	0	(1)
3-Month SOFR Active Contract March Futures	06/2024	3	(721)	11	0	(1)
3-Month SOFR Active Contract March Futures	06/2025	1	(242)	2	0	0
3-Month SOFR Active Contract March Futures	06/2026	1	(243)	2	0	0
3-Month SOFR Active Contract September Futures	12/2024	2	(484)	5	0	0
3-Month SOFR Active Contract September Futures	12/2025	1	(243)	2	0	0
Australia Government 10-Year Bond June Futures	06/2023	18	(1,479)	(48)	9	(7)
U.S. Treasury Long-Term Bond June Futures	06/2023	9	(1,180)	(54)	0	(9)
U.S. Treasury Ultra 10-Year Note June Futures	06/2023	24	(2,907)	(103)	0	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2023	4	(565)	(27)	0	(6)

$(176)	$9	$(37)

Total Futures Contracts	$308	$60	$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2023	0.406%	$100	$0	$0	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2023	0.423	200	2	(1)	1	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	2.836	200	24	(8)	16	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	2.312	600	52	(4)	48	1	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.695	EUR	100	(10)	8	(2)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.758	$500	12	(8)	4	0	0

$80	$(13)	$67	$2	$0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index		1.000%	Quarterly	12/20/2026		$736	$(29)	$7	$(22)	$2	$0
CDX.EM-39 5-Year Index		1.000	Quarterly	06/20/2028		400	(29)	6	(23)	1	0
CDX.HY-39 5-Year Index		5.000	Quarterly	12/20/2027		4,800	46	20	66	29	0
CDX.HY-40 5-Year Index		5.000	Quarterly	06/20/2028		6,500	(5)	115	110	36	0
CDX.IG-40 5-Year Index		1.000	Quarterly	06/20/2028		2,300	20	7	27	2	0

							$3	$155	$158	$70	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/20/2033	GBP	1,200	$10	$(21)	$(11)	$5	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	30,000	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		210,000	4	32	36	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029		641,000	46	78	124	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		150,000	2	12	14	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		90,000	26	27	53	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		10,000	0	3	3	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.100	Annual	05/22/2024		$27,940	(44)	186	142	5	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.400	Annual	06/06/2024		16,380	(10)	148	138	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.450	Annual	12/20/2024		3,200	0	39	39	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.350	Annual	01/17/2025		1,600	0	20	20	0	(2)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		14,420	(42)	198	156	19	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		8,480	12	151	163	11	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,200	15	23	38	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,000	0	19	19	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		200	0	(12)	(12)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		200	8	15	23	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027		200	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		320	0	16	16	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027		900	(7)	(18)	(25)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027		200	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027		200	14	0	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028		200	0	4	4	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		330	7	(7)	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		310	18	27	45	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		220	(9)	(23)	(32)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029		282	16	12	28	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		1,370	120	(7)	113	0	(5)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030		200	(1)	2	1	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		520	14	(9)	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032		400	(2)	(45)	(47)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032		200	(1)	(21)	(22)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		340	(32)	(26)	(58)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		399	35	16	51	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		280	(23)	(13)	(36)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		2,220	258	(21)	237	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033		100	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033		100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033		100	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033		6,520	63	(251)	(188)	0	(36)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033		3,870	(31)	(149)	(180)	0	(22)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		680	9	0	9	0	(4)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		15	0	0	0	0	0
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2025	BRL	100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.160	Maturity	01/02/2025		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.350	Maturity	01/02/2025		100	0	0	0	0	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	12.140	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.145	Maturity	01/02/2025		200	0	0	0	0	0
Pay	1-Year BRL-CDI	12.160	Maturity	01/02/2025		300	0	0	0	0	0
Pay	1-Year BRL-CDI	11.220	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.260	Maturity	01/04/2027		100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	11.715	Maturity	01/04/2027		100	0	0	0	0	0
Pay	1-Year BRL-CDI	11.870	Maturity	01/04/2027		300	0	(1)	(1)	0	0
Pay	3-Month USD-LIBOR	1.270	Semi-Annual	11/04/2023		$10,300	(57)	(202)	(259)	0	(2)
Pay	3-Month USD-LIBOR	1.088	Semi-Annual	02/03/2024		200	0	(8)	(8)	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	03/06/2024		400	(1)	(12)	(13)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		3,100	(293)	379	86	0	(2)
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026		100	0	9	9	0	0
Receive	3-Month USD-LIBOR	0.940	Semi-Annual	06/08/2026		100	0	9	9	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		1,000	15	88	103	0	(2)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		2,300	(345)	393	48	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026		100	(2)	11	9	0	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026		100	(8)	15	7	0	0
Pay	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027		100	0	(9)	(9)	0	0
Pay	3-Month USD-LIBOR	1.570	Semi-Annual	01/11/2027		200	0	(17)	(17)	1	0
Pay	3-Month USD-LIBOR	1.425	Semi-Annual	01/18/2027		100	0	(9)	(9)	0	0
Pay	3-Month USD-LIBOR	1.443	Semi-Annual	01/18/2027		100	0	(9)	(9)	0	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		500	0	47	47	0	(1)
Pay	3-Month USD-LIBOR	1.550	Semi-Annual	01/20/2027		2,400	(8)	(198)	(206)	6	0
Pay	3-Month USD-LIBOR	1.580	Semi-Annual	02/16/2027		200	(1)	(16)	(17)	1	0
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		1,200	0	105	105	0	(3)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	02/17/2027		4,900	(18)	(367)	(385)	12	0
Pay	3-Month USD-LIBOR	1.280	Semi-Annual	03/24/2028		400	(1)	(42)	(43)	1	0
Receive	3-Month USD-LIBOR	1.235	Semi-Annual	05/12/2028		100	0	11	11	0	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		1,610	(91)	(148)	(239)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		4,900	(643)	939	296	0	(14)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028		100	0	(12)	(12)	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		422	11	(55)	(44)	1	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028		100	0	11	11	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		55	0	6	6	0	0
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		200	(1)	(20)	(21)	1	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		100	(12)	21	9	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		200	(15)	39	24	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		300	(30)	64	34	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		200	(25)	44	19	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		100	(13)	23	10	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		2,400	(130)	472	342	0	(9)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		127	1	20	21	0	(1)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		663	(60)	(70)	(130)	3	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Receive	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031		2,600	213	294	507	0	(10)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	07/16/2031		100	(1)	16	15	0	(1)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	07/19/2031		100	0	16	16	0	(1)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	07/20/2031		100	0	16	16	0	(1)
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031		100	(1)	17	16	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031		100	0	(15)	(15)	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031		100	0	(15)	(15)	0	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031		100	0	(15)	(15)	0	0
Pay	3-Month USD-LIBOR	1.768	Semi-Annual	02/02/2032		100	0	(13)	(13)	0	0
Pay	3-Month USD-LIBOR	2.000	Semi-Annual	02/18/2032		200	(2)	(21)	(23)	1	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		100	(23)	48	25	0	(1)
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		100	(23)	48	25	0	(1)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		900	(292)	458	166	0	(9)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		100	(26)	50	24	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		100	(16)	47	31	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		500	(97)	239	142	0	(5)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		300	(48)	140	92	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		600	(196)	310	114	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		400	41	108	149	0	(3)
Pay	3-Month USD-LIBOR	1.491	Semi-Annual	01/21/2051		100	(1)	(32)	(33)	1	0
Pay	3-Month USD-LIBOR	1.590	Semi-Annual	02/09/2051		900	(7)	(277)	(284)	8	0
Receive	3-Month USD-LIBOR	1.785	Semi-Annual	08/12/2051		100	(1)	29	28	0	(1)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	5,080	483	(573)	(90)	2	0
Receive	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80	(9)	10	1	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	800	(2)	171	169	1	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		680	8	(59)	(51)	0	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/20/2033		1,000	10	(15)	(5)	0	0
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		1,500	9	57	66	0	0
Receive	28-Day MXN-TIIE	8.675	Lunar	04/03/2024	MXN	8,800	0	13	13	0	0
Receive	28-Day MXN-TIIE	8.660	Lunar	04/04/2024		3,700	0	6	6	0	0
Receive	28-Day MXN-TIIE	8.750	Lunar	04/05/2024		3,600	0	5	5	0	0
Pay	28-Day MXN-TIIE	5.990	Lunar	01/30/2026		4,300	9	(29)	(20)	1	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		15,500	35	(107)	(72)	3	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		30,000	97	(220)	(123)	7	0
Receive	28-Day MXN-TIIE	8.410	Lunar	03/31/2027		1,000	0	1	1	0	0
Receive	28-Day MXN-TIIE	8.730	Lunar	04/06/2027		1,500	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		2,900	(22)	26	4	0	(1)
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		11,400	(86)	101	15	0	(4)
Receive	28-Day MXN-TIIE	7.800	Lunar	12/28/2027		1,200	(8)	10	2	0	0
Receive	28-Day MXN-TIIE	7.910	Lunar	12/30/2027		700	(5)	6	1	0	0
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		2,000	(15)	18	3	0	(1)
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		1,900	(15)	18	3	0	(1)
Receive	28-Day MXN-TIIE	7.495	Lunar	01/14/2032		700	3	(1)	2	0	0
Receive	28-Day MXN-TIIE	7.498	Lunar	01/15/2032		2,900	12	(3)	9	0	(1)
Receive	28-Day MXN-TIIE	8.732	Lunar	03/30/2032		700	0	(1)	(1)	0	0
Receive	28-Day MXN-TIIE	8.701	Lunar	03/31/2032		1,700	0	(2)	(2)	0	(1)
Pay	28-Day MXN-TIIE	7.165	Lunar	09/06/2032		400	2	(4)	(2)	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		100	1	(2)	(1)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		100	1	(2)	(1)	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		900	(9)	11	2	0	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	100	0	(17)	(17)	0	0
Pay	UKRPI	4.140	Maturity	10/15/2031		100	0	(15)	(15)	0	0
Pay	UKRPI	4.250	Maturity	11/15/2031		100	(1)	(12)	(13)	0	0

							$(1,238)	$2,755	$1,517	$124	$(192)

Total Swap Agreements							$(1,155)	$2,897	$1,742	$196	$(192)

(k)	Securities with an aggregate market value of $867 and cash of $2,226 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2023	AUD	588		$391	$0	$(2)
	05/2023		$391	AUD	588	2	0
BOA	04/2023	CNH	150		$22	0	0
	04/2023	GBP	2,681		3,213	0	(94)
	04/2023	PEN	572		152	0	0
	05/2023		186		48	0	(1)
	05/2023		$151	PEN	572	0	0
	06/2023	TWD	1,739		$57	0	0
	06/2023		$321	PEN	1,210	0	(1)
BPS	04/2023	KRW	171,415		$131	0	0
	04/2023	MXN	8,441		464	0	(3)
	04/2023	ZAR	4,445		245	0	(4)
	05/2023		$650	AUD	973	1	0
	05/2023		850	BRL	4,330	0	0
	06/2023	IDR	77,785		$5	0	0
	06/2023	MXN	54		3	0	0
	06/2023	TWD	7,982		262	0	(2)
	06/2023		$84	IDR	1,261,101	0	0
	06/2023		131	KRW	170,668	0	0
	06/2023		464	MXN	8,560	3	0
BRC	04/2023		92	GBP	76	2	0
	05/2023	JPY	170,000		$1,281	0	(10)
	05/2023	ZAR	365		20	0	(1)
	06/2023	JPY	139,000		1,032	0	(26)
BSH	04/2023		$6	PEN	22	0	0
CBK	04/2023	PEN	600		$152	0	(7)
	04/2023		$41	EUR	38	0	0
	04/2023		151	PEN	602	9	0
	05/2023	CAD	32		$24	0	0
	05/2023		$228	CLP	183,999	2	0
	05/2023		90	NZD	143	0	0
	05/2023	ZAR	409		$22	0	(1)
	06/2023	MXN	1,655		88	0	(2)
	06/2023		$44	IDR	652,288	0	0
	06/2023		4	PEN	15	0	0
	07/2023	PEN	147		$38	0	(1)
	08/2023		$206	CLP	170,592	6	0
DUB	04/2023	AUD	398		$265	0	(1)
	04/2023	BRL	5,597		1,050	0	(55)
	04/2023		$555	AUD	824	0	(4)
	04/2023		1,102	BRL	5,597	3	0
	04/2023		1,976	EUR	1,826	4	0
	05/2023	EUR	1,826		$1,979	0	(4)
	05/2023		$265	AUD	398	1	0
	05/2023	ZAR	2,015		$108	0	(5)
	06/2023	CLP	1,461		2	0	0
	06/2023		$1,050	BRL	5,656	55	0
GLM	04/2023	BRL	5,552		$1,093	0	(3)
	04/2023		$1,024	BRL	5,552	72	0
	05/2023		12	PEN	48	1	0
	05/2023	ZAR	568		$31	0	(1)
	06/2023	TWD	2,725		89	0	(1)
JPM	04/2023		$2	PEN	8	0	0
	05/2023	ZAR	652		$36	0	(1)
MBC	04/2023	EUR	279		300	0	(2)
	04/2023	JPY	30,131		230	3	(1)
	04/2023		$40	EUR	37	1	0
	05/2023	CNH	48		$7	0	0
	05/2023		$392	NOK	3,961	0	(13)
	05/2023	ZAR	577		$31	0	(1)
	06/2023	JPY	64,000		486	0	(2)
	06/2023		$532	IDR	8,100,161	10	0
MYI	04/2023	JPY	21,000		$162	3	0
	04/2023	MXN	54		3	0	0
	04/2023		$339	AUD	505	0	(2)
	04/2023		283	KRW	351,533	0	(14)
	06/2023		60	IDR	905,816	1	0
NGF	04/2023		1,457	JPY	196,005	19	0
RBC	04/2023		3,210	GBP	2,605	3	0
	04/2023		203	JPY	27,558	4	0
	04/2023		406	MXN	8,408	60	0
	05/2023	GBP	2,605		$3,212	0	(3)
	05/2023		$1,539	JPY	204,006	4	0
	05/2023		497	MXN	9,399	21	0
	06/2023	JPY	50,000		$370	0	(11)
	07/2023	MXN	37		2	0	0
SCX	04/2023		$551	KRW	680,028	0	(30)
	05/2023		0	CLP	257	0	0
	05/2023		305	NZD	480	0	(4)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

	06/2023	TWD	181		$6		0	0
	06/2023		$191	IDR	2,905,848		4	0
	09/2023	ZAR	1,326		$76		2	0
UAG	04/2023	AUD	274		182		0	(1)
	04/2023	EUR	1,650		1,752		0	(38)
	04/2023	JPY	17,769		139		5	0
	04/2023		$614	AUD	904		0	(10)
	05/2023		182		274		1	0
	06/2023	JPY	37,000		$279		0	(3)

Total Forward Foreign Currency Contracts							$302	$(365)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150%	12/01/2023	200	$(1)	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	12/01/2023	200	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.000	04/28/2023	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.500	04/28/2023	100	0	0
BPS	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	100	1	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	100	1	(2)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/28/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/28/2023	300	(1)	(4)
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.690	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.690	04/02/2024	100	(1)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.790	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.790	04/08/2024	100	(1)	(1)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.688	04/02/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.688	04/02/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.781	04/05/2024	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.781	04/05/2024	200	(1)	(2)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.040	06/15/2023	300	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.040	06/15/2023	300	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.060	06/15/2023	1,400	(6)	(3)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.060	06/15/2023	1,400	(6)	(8)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.140	06/20/2023	800	(3)	(2)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.140	06/20/2023	800	(3)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.920	10/13/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.920	10/13/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.018	10/20/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.018	10/20/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.140	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.140	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.190	10/23/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.190	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.225	10/23/2023	100	(1)	0

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.225	10/23/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.973	10/25/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.973	10/25/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.841	10/27/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.841	10/27/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.088	11/03/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.088	11/03/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.910	11/10/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.910	11/10/2023	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	11/17/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	11/17/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.150	11/20/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.650	11/20/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.250	12/07/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.750	12/07/2023	200	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.697	04/02/2024	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.697	04/02/2024	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.721	04/08/2024	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.721	04/08/2024	100	(1)	(1)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/05/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/05/2023	300	(1)	(5)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/11/2023	500	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/11/2023	500	(1)	(8)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/24/2023	300	1	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/24/2023	300	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.700	04/26/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.250	04/26/2023	300	(1)	(4)
	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/15/2023	300	(1)	0
	Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/15/2023	300	(1)	(5)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.950	05/04/2023	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.450	05/04/2023	100	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.050	04/14/2023	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.700	04/14/2023	100	(1)	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.993	10/11/2023	100	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.993	10/11/2023	100	(1)	(1)
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	06/15/2023	600	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.950	06/15/2023	600	(2)	(4)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.020	11/06/2023	200	(1)	(1)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.020	11/06/2023	200	(1)	(2)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.845	11/13/2023	200	(1)	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.845	11/13/2023	200	(1)	(2)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.785	04/08/2024	100	(1)	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.785	04/08/2024	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.835	04/08/2024	100	(1)	(1)
Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.835	04/08/2024	100	(1)	(1)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/03/2023	800	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/03/2023	800	(1)	(12)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	04/04/2023	400	(1)	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	04/04/2023	400	(1)	(6)
Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.550	05/12/2023	400	0	0
Put - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.100	05/12/2023	400	(1)	(6)

$(93)	$(120)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	$97.945	04/06/2023	100	$(1)	$(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2053	98.859	04/06/2023	100	0	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2053	95.625	04/06/2023	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 04/01/2053	98.359	04/06/2023	100	0	(1)

$(2)	$(3)

Total Written Options	$(95)	$(123)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bond	1.000%	Quarterly	06/20/2024	0.339%	$40	$(1)	$1	$0	$0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.835	300	(5)	6	1	0
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	0.835	200	(3)	4	1	0
Colombia Government International Bond	1.000	Quarterly	12/20/2027	2.611	100	(9)	2	0	(7)
Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.173	100	(1)	1	0	0
Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434	100	(1)	2	1	0
Turkey Government International Bond	1.000	Quarterly	12/20/2024	4.106	100	(11)	6	0	(5)
HUS	Brazil Government International Bond	1.000	Quarterly	06/20/2024	0.602	400	(11)	13	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.226	300	(5)	7	2	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.434	100	(1)	2	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.944	100	0	0	0	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	1.199	400	(9)	6	0	(3)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	2.168	200	(9)	1	0	(8)

$(66)	$51	$8	$(23)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$4,000	$(86)	$49	$0	$(37)
MYC	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	5,700	(2)	(130)	0	(132)

$(88)	$(81)	$0	$(169)

Total Swap Agreements	$(154)	$(30)	$8	$(192)

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

(m)

Securities with an aggregate market value of $114 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$248	$0	$248
United States	0	12,497	0	12,497
Loan Participations and Assignments
Luxembourg	0	52	0	52
Panama	0	390	0	390
United Kingdom	0	0	352	352
United States	0	969	0	969
Common Stocks
Australia
Consumer Staples	0	127	0	127
Industrials	0	222	0	222
Materials	0	3,902	0	3,902
Belgium
Financials	0	226	0	226
Utilities	0	99	0	99
Brazil
Consumer Staples	348	0	0	348
Energy	518	0	0	518
Financials	171	0	0	171
Canada
Energy	160	0	0	160
Financials	328	0	0	328
Chile
Financials	118	0	0	118
China
Energy	0	420	0	420
Financials	0	1,404	0	1,404
Industrials	0	91	0	91
Czech Republic
Utilities	215	0	0	215
Denmark
Industrials	0	146	0	146
Finland
Health Care	0	120	0	120
France
Energy	0	415	0	415
Financials	0	873	0	873
Industrials	0	642	0	642
Germany
Industrials	0	303	0	303
Greece
Consumer Discretionary	0	122	0	122
Hong Kong
Industrials	0	82	0	82
Real Estate	315	0	0	315
Indonesia
Communication Services	0	315	0	315
Consumer Discretionary	0	189	0	189
Energy	0	81	0	81
Financials	0	142	0	142
Italy
Financials	0	259	0	259
Utilities	0	984	0	984
Japan
Communication Services	0	1,323	0	1,323
Consumer Discretionary	0	608	0	608
Consumer Staples	676	138	0	814
Health Care	0	737	0	737
Industrials	0	1,480	0	1,480
Materials	0	233	0	233
Utilities	0	188	0	188
Luxembourg
Financials	0	0	71	71
Malaysia
Materials	0	100	0	100
Mexico
Materials	117	0	0	117
Netherlands
Financials	0	263	0	263
Materials	0	98	0	98
New Zealand
Communication Services	0	112	0	112
Norway
Communication Services	125	0	0	125
Materials	112	0	0	112
Poland
Energy	0	223	0	223
Financials	0	131	0	131
Portugal
Consumer Staples	0	177	0	177
Singapore
Consumer Discretionary	0	136	0	136
South Africa
Communication Services	0	317	0	317

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Energy	0	91	0	91
Financials	0	456	0	456
Materials	0	282	0	282
South Korea
Consumer Discretionary	0	445	0	445
Consumer Staples	0	182	0	182
Financials	0	121	0	121
Spain
Consumer Discretionary	0	975	0	975
Financials	0	1,148	0	1,148
Industrials	120	0	0	120
Utilities	0	2,153	0	2,153
Sweden
Communication Services	0	142	0	142
Consumer Discretionary	0	119	0	119
Switzerland
Consumer Discretionary	189	0	0	189
Consumer Staples	0	147	0	147
Health Care	0	4,747	0	4,747
Information Technology	0	163	0	163
Materials	0	425	0	425
Taiwan
Consumer Discretionary	0	125	0	125
Industrials	0	295	0	295
Information Technology	0	1,429	0	1,429
Turkey
Consumer Staples	0	123	0	123
United Kingdom
Consumer Staples	549	148	0	697
Financials	0	540	0	540
Health Care	760	0	0	760
Industrials	0	935	0	935
Materials	1,485	334	0	1,819
United States
Communication Services	419	0	0	419
Consumer Discretionary	1,406	0	19	1,425
Consumer Staples	8,795	0	0	8,795
Energy	5,572	0	0	5,572
Financials	4,597	0	0	4,597
Health Care	9,473	0	0	9,473
Industrials	1,737	0	174	1,911
Information Technology	4,800	0	0	4,800
Materials	367	0	0	367
Utilities	206	0	0	206
Corporate Bonds & Notes
Bermuda
Industrials	0	259	0	259
Cayman Islands
Banking & Finance	0	3	0	3
Industrials	0	6	0	6
Utilities	0	57	0	57
France
Banking & Finance	0	811	0	811
Germany
Banking & Finance	0	164	0	164
Hong Kong
Banking & Finance	0	184	0	184
Ireland
Industrials	0	285	0	285
Italy
Banking & Finance	0	373	0	373
Japan
Industrials	0	787	0	787
Luxembourg
Industrials	0	191	0	191
Peru
Banking & Finance	0	25	0	25
Switzerland
Banking & Finance	0	1,432	0	1,432
United Kingdom
Banking & Finance	0	1,566	0	1,566
Industrials	0	365	0	365
United States
Banking & Finance	0	261	0	261
Industrials	0	2,926	0	2,926
Utilities	0	1,513	0	1,513
Venezuela
Industrials	0	15	0	15
Non-Agency Mortgage-Backed Securities
Ireland	0	663	0	663
United Kingdom	0	2,611	0	2,611
United States	0	5,843	0	5,843
Municipal Bonds & Notes
Illinois	0	20	0	20
Puerto Rico	0	87	0	87
Preferred Stocks

Schedule of Investments PIMCO Dividend and Income Fund (Cont.)	March 31, 2023 (Unaudited)

Brazil
Energy	586	0	0	586
Materials	149	0	0	149
Chile
Materials	0	306	0	306
United Kingdom
Financials	0	167	0	167
Real Estate Investment Trusts
United States
Financials	232	0	0	232
Real Estate	8,022	0	0	8,022
Rights
Luxembourg
Financials	0	0	2	2
Sovereign Issues
Argentina	0	334	0	334
Peru	0	81	0	81
South Africa	0	574	0	574
Turkey	0	354	0	354
Venezuela	0	5	0	5
U.S. Government Agencies
United States	0	31,777	0	31,777
U.S. Treasury Obligations
United States	0	18,234	0	18,234
Warrants
Luxembourg
Financials	0	0	2	2
United States
Information Technology	0	0	1	1
Short-Term Instruments
Repurchase Agreements	0	649	0	649
Japan Treasury Bills	0	3,842	0	3,842
Argentina Treasury Bills	0	47	0	47

	$52,667	$123,926	$621	$177,214
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,352	$0	$0	$15,352

Total Investments	$68,019	$123,926	$621	$192,566

Short Sales, at Value - Liabilities
U.S. Government Agencies
United States	0	(204)	0	(204)

	$0	$(204)	$0	$(204)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	247	0	256
Over the counter	0	310	0	310

	$9	$557	$0	$566
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(270)	0	(277)
Over the counter	0	(680)	0	(680)

	$(7)	$(950)	$0	$(957)

Total Financial Derivative Instruments	$2	$(393)	$0	$(391)

Totals	$68,021	$123,329	$621	$191,971

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAE Emerging Markets Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
COMMON STOCKS 97.8%
BRAZIL 4.2%
COMMUNICATION SERVICES 0.2%
Telefonica Brasil SA	265,845	$2,028

ENERGY 0.4%
Ultrapar Participacoes SA	896,465	2,469
Vibra Energia SA	685,837	1,950

		4,419

FINANCIALS 1.6%
Banco do Brasil SA	2,365,740	18,255
Porto Seguro SA	146,500	680

		18,935

INDUSTRIALS 2.0%
CCR SA	1,002,300	2,531
Cielo SA	18,628,545	17,826
Cogna Educacao SA (a)	3,763,400	1,388
Embraer SA (a)	721,085	2,958

		24,703

UTILITIES 0.0%
Cia Paranaense de Energia	49,700	334

Total Brazil		50,419

CHILE 0.8%
COMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones SA	66,893	264

CONSUMER DISCRETIONARY 0.0%
Falabella SA	88,756	204

CONSUMER STAPLES 0.4%
Cencosud SA	1,930,855	3,731
Cia Cervecerias Unidas SA	147,479	1,135

		4,866

UTILITIES 0.4%
Aguas Andinas SA 'A'	1,422,311	403
Colbun SA	2,723,764	360
Enel Americas SA	3,236,093	426
Enel Chile SA	57,069,949	3,113

		4,302

Total Chile		9,636

CHINA 22.6%
CONSUMER DISCRETIONARY 1.9%
BAIC Motor Corp. Ltd. 'H'	8,321,000	2,311
Fuyao Glass Industry Group Co. Ltd. 'H'	66,800	291
Shanghai Pharmaceuticals Holding Co. Ltd. 'H'	103,100	193
Topsports International Holdings Ltd.	2,360,000	2,151
Vipshop Holdings Ltd. ADR (a)	1,170,964	17,775

		22,721

ENERGY 5.4%
China Petroleum & Chemical Corp. 'H'	57,514,400	33,940
China Shenhua Energy Co. Ltd. 'H'	2,907,000	9,148

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

PetroChina Co. Ltd. 'H'	35,504,000	20,974
Sinopec Engineering Group Co. Ltd. 'H'	2,246,000	1,116

		65,178

FINANCIALS 11.1%
Bank of China Ltd. 'H'	100,088,000	38,370
Bank of Communications Co. Ltd. 'H'	6,384,000	4,015
China Cinda Asset Management Co. Ltd. 'H'	27,305,000	3,451
China Construction Bank Corp. 'H'	84,974,000	54,995
China Everbright Bank Co. Ltd. 'H'	1,838,000	558
Industrial & Commercial Bank of China Ltd. 'H'	55,633,000	29,566
PICC Property & Casualty Co. Ltd. 'H'	3,446,000	3,515

		134,470

HEALTH CARE 1.1%
China Resources Pharmaceutical Group Ltd.	4,695,000	3,715
CSPC Pharmaceutical Group Ltd.	2,662,000	2,609
Sinopharm Group Co. Ltd. 'H'	2,289,600	6,919

		13,243

INDUSTRIALS 1.0%
AAC Technologies Holdings, Inc. (a)	253,500	627
China Communications Services Corp. Ltd. 'H'	4,930,000	2,426
China Energy Engineering Corp. Ltd. 'H' (c)	2,136,000	267
CITIC Ltd.	4,468,000	5,222
CRRC Corp. Ltd. 'H'	4,160,000	2,270
Guangshen Railway Co. Ltd. 'H' (a)	1,458,000	269
Sinotruk Hong Kong Ltd.	785,000	1,222

		12,303

INFORMATION TECHNOLOGY 1.4%
FIH Mobile Ltd. (a)	9,167,000	993
Lenovo Group Ltd.	15,078,000	16,336

		17,329

MATERIALS 0.5%
Angang Steel Co. Ltd. 'H'	5,690,000	1,818
China National Building Material Co. Ltd. 'H'	2,827,400	2,324
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	9,644,000	1,682

		5,824

REAL ESTATE 0.2%
Agile Group Holdings Ltd. (a)	874,000	195
China Evergrande Group «(a)	1,601,000	168
Guangzhou R&F Properties Co. Ltd. 'H' (c)	1,615,000	347
Shui On Land Ltd.	6,309,000	765
Sino-Ocean Group Holding Ltd.	6,618,000	749
Times China Holdings Ltd. (a)	882,000	84

		2,308

Total China		273,376

GREECE 0.7%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	93,119	1,364

ENERGY 0.1%
Motor Oil Hellas Corinth Refineries SA	57,159	1,467

FINANCIALS 0.5%
Alpha Services & Holdings SA (a)	2,184,991	2,685
National Bank of Greece SA (a)	500,900	2,439
Piraeus Financial Holdings SA (a)	190,600	416

		5,540

UTILITIES 0.0%
Mytilineos SA	4,377	125

Total Greece		8,496

HONG KONG 2.4%
CONSUMER DISCRETIONARY 0.4%
Geely Automobile Holdings Ltd.	3,951,000	5,091

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

CONSUMER STAPLES 0.1%
Want Want China Holdings Ltd.	2,987,000	1,922

ENERGY 0.5%
Kunlun Energy Co. Ltd.	8,602,000	6,716

FINANCIALS 0.1%
BOC Hong Kong Holdings Ltd.	251,500	783
China Taiping Insurance Holdings Co. Ltd.	95,600	102

		885

INDUSTRIALS 0.2%
Orient Overseas International Ltd.	106,000	2,035

REAL ESTATE 0.3%
Poly Property Group Co. Ltd.	2,038,000	448
Shanghai Industrial Holdings Ltd.	667,000	891
Shenzhen Investment Ltd.	1,950,000	345
Yuexiu Property Co. Ltd.	1,127,000	1,704

		3,388

UTILITIES 0.8%
China Resources Power Holdings Co. Ltd.	4,364,000	9,311

Total Hong Kong		29,348

INDIA 13.4%
CONSUMER DISCRETIONARY 1.5%
Apollo Tyres Ltd.	277,310	1,082
Bosch Ltd.	2,710	640
Hero MotoCorp Ltd.	104,548	2,994
Mahindra & Mahindra Ltd.	575,231	8,129
Maruti Suzuki India Ltd.	14,377	1,454
Rajesh Exports Ltd.	189,616	1,412
Tata Motors Ltd. (a)	275,104	1,417
Zee Entertainment Enterprises Ltd.	585,158	1,514

		18,642

CONSUMER STAPLES 1.2%
ITC Ltd.	3,072,736	14,377

ENERGY 2.8%
Bharat Petroleum Corp. Ltd.	271,618	1,140
Coal India Ltd.	2,021,020	5,268
Hindustan Petroleum Corp. Ltd.	954,625	2,758
Indian Oil Corp. Ltd.	9,382,457	8,912
Oil & Natural Gas Corp. Ltd.	5,854,134	10,789
Oil India Ltd.	928,384	2,853
Petronet LNG Ltd.	586,735	1,637

		33,357

FINANCIALS 1.9%
Bank of Baroda	1,495,259	3,084
Bank of India	1,606,926	1,465
Federal Bank Ltd.	324,206	523
General Insurance Corp. of India	65,442	107
Housing & Urban Development Corp. Ltd.	280,696	148
IDFC Ltd.	5,214,886	5,005
IIFL Finance Ltd.	21,093	126
Indiabulls Housing Finance Ltd. 'L' (a)	4,630,739	5,507
Power Finance Corp. Ltd.	1,994,093	3,691
RBL Bank Ltd. (a)	486,394	838
REC Ltd.	1,513,954	2,134
Yes Bank Ltd. «(a)	3,406,176	499

		23,127

HEALTH CARE 0.4%
Glenmark Pharmaceuticals Ltd.	161,209	914
Lupin Ltd.	70,759	559

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Sun Pharmaceutical Industries Ltd.	247,718	2,968

		4,441

INDUSTRIALS 0.6%
Bharat Electronics Ltd.	790,606	941
Bharat Heavy Electricals Ltd.	5,192,086	4,442
Cummins India Ltd.	41,409	823
Hindustan Aeronautics Ltd.	45,526	1,517
Jindal Saw Ltd.	69,841	125

		7,848

INFORMATION TECHNOLOGY 0.3%
Oracle Financial Services Software Ltd.	10,830	431
Redington Ltd.	785,624	1,599
Wipro Ltd.	339,148	1,513

		3,543

MATERIALS 3.7%
Ambuja Cements Ltd.	314,903	1,406
Chambal Fertilisers & Chemicals Ltd.	218,975	706
EID Parry India Ltd.	74,686	427
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	232,652	1,445
Jindal Steel & Power Ltd.	595,483	3,974
National Aluminium Co. Ltd.	8,013,783	7,675
NMDC Steel Ltd. (a)	126,498	48
Steel Authority of India Ltd.	2,716,283	2,743
Tata Steel Ltd.	5,125,584	6,548
Vedanta Ltd.	5,850,920	19,600

		44,572

UTILITIES 1.0%
GAIL India Ltd.	1,162,070	1,491
Jaiprakash Power Ventures Ltd. (a)	14,991,191	1,016
JSW Energy Ltd.	124,787	367
NHPC Ltd.	1,525,454	748
NTPC Ltd.	2,334,139	4,983
PTC India Ltd.	1,070,430	1,108
Reliance Infrastructure Ltd. (a)	836,081	1,474
Reliance Power Ltd. (a)	6,309,173	767

		11,954

Total India		161,861

INDONESIA 4.4%
COMMUNICATION SERVICES 0.3%
Telkom Indonesia Persero Tbk PT	14,593,000	3,963

CONSUMER DISCRETIONARY 0.5%
Astra International Tbk PT	15,640,200	6,267

CONSUMER STAPLES 0.2%
Gudang Garam Tbk PT	330,500	573
Hanjaya Mandala Sampoerna Tbk PT	6,911,800	519
Japfa Comfeed Indonesia Tbk PT	2,012,500	151
Sumber Alfaria Trijaya Tbk PT	595,300	115
Unilever Indonesia Tbk PT	3,158,900	916

		2,274

ENERGY 1.2%
Adaro Energy Indonesia Tbk PT	29,626,900	5,743
Bukit Asam Tbk PT	7,176,200	1,912
Indo Tambangraya Megah Tbk PT	2,397,200	6,306

		13,961

FINANCIALS 1.5%
Bank Mandiri Persero Tbk PT	14,410,400	9,924
Bank Negara Indonesia Persero Tbk PT	4,775,300	2,988
Bank Pan Indonesia Tbk PT	1,175,900	112
Bank Rakyat Indonesia Persero Tbk PT	17,580,400	5,570

		18,594

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	7,955,000	1,115

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

INDUSTRIALS 0.1%
AKR Corporindo Tbk PT	10,395,600	1,075

MATERIALS 0.3%
Indah Kiat Pulp & Paper Tbk PT	189,400	95
Indocement Tunggal Prakarsa Tbk PT	1,914,200	1,345
Semen Indonesia Persero Tbk PT	1,466,578	617
United Tractors Tbk PT	919,200	1,786

		3,843

UTILITIES 0.2%
Perusahaan Gas Negara Tbk PT	27,445,100	2,534

Total Indonesia		53,626

MALAYSIA 1.7%
COMMUNICATION SERVICES 0.1%
Telekom Malaysia Bhd	1,251,400	1,391

CONSUMER DISCRETIONARY 0.2%
Astro Malaysia Holdings Bhd	1,147,500	181
Genting Bhd	1,541,600	1,632

		1,813

CONSUMER STAPLES 0.0%
British American Tobacco Malaysia Bhd	64,300	158

ENERGY 0.1%
Hengyuan Refining Co. Bhd	189,600	148
Petronas Dagangan Bhd	67,500	326
Petronas Gas Bhd	126,500	473

		947

FINANCIALS 0.8%
Alliance Bank Malaysia Bhd	424,800	328
AMMB Holdings Bhd	1,367,300	1,165
Hong Leong Financial Group Bhd	58,800	240
Malayan Banking Bhd	2,797,900	5,438
Public Bank Bhd	1,554,100	1,410
RHB Bank Bhd	781,800	989

		9,570

INDUSTRIALS 0.3%
CAPITAL A Bhd (a)	11,021,800	1,925
IJM Corp. Bhd	1,884,600	685
MISC Bhd	592,300	971

		3,581

REAL ESTATE 0.0%
Mah Sing Group Bhd	2,754,600	369

UTILITIES 0.2%
Tenaga Nasional Bhd	948,000	1,984
YTL Power International Bhd	1,594,096	334

		2,318

Total Malaysia		20,147

MEXICO 4.0%
COMMUNICATION SERVICES 0.6%
America Movil SAB. de CV 'B'	7,174,010	7,537

CONSUMER DISCRETIONARY 0.2%
Grupo Televisa SAB	817,310	865
Nemak SAB de CV (a)	2,432,000	625
Wal-Mart de Mexico SAB de CV	372,100	1,487

		2,977

CONSUMER STAPLES 0.4%
Coca-Cola Femsa SAB de CV	141,640	1,137

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Gruma SAB de CV 'B'	60,641	895
Grupo Bimbo SAB de CV 'A'	534,175	2,688

		4,720

FINANCIALS 0.2%
Grupo Financiero Inbursa SAB de CV (a)	1,339,298	2,880

INDUSTRIALS 0.3%
Alfa SAB de CV 'A'	5,036,100	3,192

MATERIALS 2.3%
Alpek SAB de CV	982,500	1,092
Cemex SAB de CV (a)	44,604,370	24,480
Orbia Advance Corp. SAB de CV	941,600	2,047

		27,619

Total Mexico		48,925

NETHERLANDS 0.0%
REAL ESTATE 0.0%
NEPI Rockcastle NV	41,474	241

Total Netherlands		241

PHILIPPINES 0.5%
COMMUNICATION SERVICES 0.2%
PLDT, Inc.	98,760	2,586

ENERGY 0.2%
DMCI Holdings, Inc.	6,187,400	1,311
Semirara Mining & Power Corp.	2,062,900	1,231

		2,542

INDUSTRIALS 0.1%
Alliance Global Group, Inc.	4,099,000	934

UTILITIES 0.0%
Aboitiz Power Corp.	383,000	263
First Gen Corp.	682,200	208

		471

Total Philippines		6,533

POLAND 0.6%
COMMUNICATION SERVICES 0.0%
Orange Polska SA	122,738	195

FINANCIALS 0.5%
Bank Polska Kasa Opieki SA	41,818	832
Powszechny Zaklad Ubezpieczen SA	368,037	2,997
Santander Bank Polska SA	23,320	1,579

		5,408

UTILITIES 0.1%
PGE Polska Grupa Energetyczna SA (a)	1,076,728	1,568

Total Poland		7,171

RUSSIA 0.0%
COMMUNICATION SERVICES 0.0%
Mobile TeleSystems PJSC «(c)	290,070	0
Rostelecom PJSC «(c)	341,490	0
Sistema PJSFC «(a)	1,963,160	0

		0

CONSUMER STAPLES 0.0%
Magnit PJSC «(a)	93,763	0

ENERGY 0.0%
Gazprom PJSC «	3,725,600	0

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

LUKOIL PJSC «	254,140	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «(a)	4,916,745	0
VTB Bank PJSC «(a)	23,863,615,853	31

		31

MATERIALS 0.0%
Alrosa PJSC «(a)	2,122,120	0
Magnitogorsk Iron & Steel Works PJSC «	6,974,129	0
MMC Norilsk Nickel PJSC «	3,797	0
Novolipetsk Steel PJSC «	3,113,725	0
Severstal PAO «	339,609	0

		0

UTILITIES 0.0%
Inter RAO UES PJSC «	15,264,000	0
Russia's Federal Grid Co. «	591,291,707	1
Unipro PJSC «	3,938,000	0

		1

Total Russia		32

SAUDI ARABIA 0.3%
COMMUNICATION SERVICES 0.3%
Saudi Telecom Co.	400,369	4,282

Total Saudi Arabia		4,282

SOUTH AFRICA 5.0%
COMMUNICATION SERVICES 1.0%
MTN Group Ltd.	947,522	6,788
Telkom SA SOC Ltd. (a)	1,124,491	2,256
Vodacom Group Ltd.	434,279	2,977

		12,021

CONSUMER DISCRETIONARY 0.1%
Truworths International Ltd.	621,081	1,863

CONSUMER STAPLES 0.7%
Shoprite Holdings Ltd.	378,365	4,722
Tiger Brands Ltd.	226,112	2,547
Woolworths Holdings Ltd.	376,081	1,350

		8,619

FINANCIALS 2.2%
Absa Group Ltd.	641,988	6,562
FirstRand Ltd. (c)	441,468	1,496
Momentum Metropolitan Holdings	1,826,806	1,810
Nedbank Group Ltd.	494,833	6,027
Old Mutual Ltd.	2,506,533	1,662
Standard Bank Group Ltd.	962,113	9,328

		26,885

HEALTH CARE 0.2%
Life Healthcare Group Holdings Ltd.	675,735	732
Netcare Ltd.	2,292,226	1,914

		2,646

INDUSTRIALS 0.3%
AVI Ltd.	162,744	645
Barloworld Ltd.	268,961	1,349
Motus Holdings Ltd.	245,852	1,339

		3,333

INFORMATION TECHNOLOGY 0.1%
MultiChoice Group	119,467	828

MATERIALS 0.4%
Sappi Ltd.	607,397	1,563

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Sasol Ltd.	237,860	3,214

		4,777

Total South Africa		60,972

SOUTH KOREA 14.2%
COMMUNICATION SERVICES 1.7%
KT Corp.	840,921	19,013
LG Uplus Corp.	111,387	928
SK Telecom Co. Ltd.	28,471	1,056

		20,997

CONSUMER DISCRETIONARY 3.0%
E-MART, Inc.	6,258	509
Hankook Tire & Technology Co. Ltd.	94,342	2,524
Hanwha Galleria Co. Ltd. (a)	105,313	172
HL Mando Co. Ltd.	4,180	148
Hyundai Mobis Co. Ltd.	26,256	4,361
Kia Corp.	188,127	11,741
LG Electronics, Inc.	153,972	13,741
LOTTE Himart Co. Ltd.	64,593	606
Lotte Shopping Co. Ltd.	24,425	1,541
Shinsegae, Inc.	2,609	433

		35,776

CONSUMER STAPLES 0.6%
Amorepacific Corp.	9,783	1,032
Amorepacific Group	15,305	453
CJ CheilJedang Corp. (a)	1,936	485
KT&G Corp.	88,116	5,663

		7,633

ENERGY 0.2%
SK Innovation Co. Ltd. (a)	21,607	2,994

FINANCIALS 1.2%
DB Insurance Co. Ltd.	85,255	4,905
Hanwha Life Insurance Co. Ltd.	1,210,385	2,236
Hyundai Marine & Fire Insurance Co. Ltd.	189,124	4,910
Samsung Card Co. Ltd.	70,682	1,651
Samsung Fire & Marine Insurance Co. Ltd.	4,090	647
Samsung Life Insurance Co. Ltd.	15,489	747

		15,096

INDUSTRIALS 3.2%
CJ Corp.	5,851	469
Daewoo Engineering & Construction Co. Ltd. (a)	202,501	629
Doosan Bobcat, Inc.	30,998	1,043
GS Holdings Corp.	45,095	1,399
Hanwha Aerospace Co. Ltd.	19,669	1,498
Hanwha Corp.	215,091	4,352
Hyundai Engineering & Construction Co. Ltd.	257,772	7,249
Hyundai Glovis Co. Ltd.	14,895	1,819
LG Display Co. Ltd.	583,473	7,411
LS Corp.	39,156	2,399
LX International Corp.	171,801	3,830
Posco International Corp.	354,976	6,109
SK Networks Co. Ltd.	89,504	311

		38,518

INFORMATION TECHNOLOGY 0.1%
Samsung SDS Co. Ltd.	6,500	581

MATERIALS 3.0%
Dongkuk Steel Mill Co. Ltd.	101,876	959
Hanwha Solutions Corp. (a)	93,379	3,852
Kolon Industries, Inc.	55,217	1,897
Lotte Chemical Corp.	13,015	1,912
POSCO Holdings, Inc.	96,761	27,376
Taekwang Industrial Co. Ltd. (c)	327	181

		36,177

UTILITIES 1.2%
Korea Electric Power Corp.	897,133	12,433

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Korea Gas Corp.	75,637	1,577

		14,010

Total South Korea		171,782

TAIWAN 9.5%
COMMUNICATION SERVICES 0.2%
Chunghwa Telecom Co. Ltd.	322,000	1,266
Wistron NeWeb Corp. (a)	284,000	969

		2,235

CONSUMER DISCRETIONARY 1.0%
Cheng Shin Rubber Industry Co. Ltd.	1,278,000	1,537
China Motor Corp.	765,000	1,607
Formosa Taffeta Co. Ltd.	330,000	305
Kenda Rubber Industrial Co. Ltd.	226,000	234
Lite-On Technology Corp.	2,347,419	5,651
Pou Chen Corp.	594,000	611
President Chain Store Corp.	90,308	800
Tong Yang Industry Co. Ltd. (a)	1,099,000	1,670

		12,415

CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	1,219,000	2,882

ENERGY 0.0%
Formosa Petrochemical Corp.	157,000	439

FINANCIALS 0.1%
CTBC Financial Holding Co. Ltd.	577,000	415
Shanghai Commercial & Savings Bank Ltd.	568,552	878

		1,293

INDUSTRIALS 4.9%
Catcher Technology Co. Ltd.	840,000	5,251
Chicony Electronics Co. Ltd.	547,771	1,715
Delta Electronics, Inc.	513,000	5,090
General Interface Solution Holding Ltd.	270,871	731
Hon Hai Precision Industry Co. Ltd.	7,401,316	25,335
Largan Precision Co. Ltd.	37,750	2,706
Pegatron Corp.	4,785,000	10,980
Radiant Opto-Electronics Corp.	98,000	356
Supreme Electronics Co. Ltd.	960,000	1,409
Synnex Technology International Corp.	340,650	687
Teco Electric & Machinery Co. Ltd.	441,000	617
Tripod Technology Corp.	168,000	619
Walsin Lihwa Corp.	634,000	1,021
WPG Holdings Ltd.	1,371,320	2,266

		58,783

INFORMATION TECHNOLOGY 3.0%
Acer, Inc.	3,050,000	2,827
Asustek Computer, Inc.	518,337	4,650
Compal Electronics, Inc.	10,974,000	9,114
Inventec Corp.	6,103,000	6,415
Powertech Technology, Inc.	388,000	1,162
Primax Electronics Ltd. (a)	1,018,000	2,024
Quanta Computer, Inc.	1,397,000	4,093
Silicon Motion Technology Corp. ADR	11,018	722
Transcend Information, Inc.	140,000	336
Wistron Corp.	3,229,515	4,446

		35,789

MATERIALS 0.1%
Asia Cement Corp.	377,000	537
Formosa Chemicals & Fibre Corp.	176,000	399

		936

Total Taiwan		114,772

THAILAND 6.9%
ENERGY 0.7%
PTT Exploration & Production PCL	376,000	1,652
PTT PCL	1,435,200	1,325

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Star Petroleum Refining PCL	15,662,700	4,954

		7,931

FINANCIALS 5.7%
Bangkok Bank PCL	621,300	2,756
Kasikornbank PCL	5,291,000	20,525
Kiatnakin Bank PCL (c)	1,036,800	1,922
Krung Thai Bank PCL	18,204,175	8,790
SCB PCL	7,423,200	22,303
Thanachart Capital PCL	5,492,004	7,360
Tisco Financial Group PCL (c)	1,313,300	3,863
TMBThanachart Bank PCL	36,259,800	1,509

		69,028

HEALTH CARE 0.2%
Bangkok Dusit Medical Services PCL 'F'	3,083,300	2,662

INFORMATION TECHNOLOGY 0.0%
Cal-Comp Electronics Thailand PCL 'F' (c)	5,206,706	324

MATERIALS 0.1%
IRPC PCL	16,871,000	1,295
Siam City Cement PCL	42,300	173

		1,468

REAL ESTATE 0.2%
Jasmine Broadband Internet Infrastructure Fund	2,765,500	574
Pruksa Holding PCL	767,800	281
Sansiri PCL	16,643,000	848

		1,703

Total Thailand		83,116

TURKEY 6.4%
COMMUNICATION SERVICES 0.6%
Turk Telekomunikasyon AS	1,771,785	1,542
Turkcell Iletisim Hizmetleri AS	3,026,406	5,064

		6,606

CONSUMER DISCRETIONARY 0.1%
Turkiye Sise ve Cam Fabrikalari AS	583,194	1,287

CONSUMER STAPLES 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	434,278	1,453

ENERGY 0.6%
Aygaz AS	582,421	2,037
Turkiye Petrol Rafinerileri AS	187,493	5,191

		7,228

FINANCIALS 3.4%
Akbank TAS	14,881,747	13,168
Is Yatirim Menkul Degerler AS	1,474,632	3,297
Turkiye Halk Bankasi AS (a)	1,374,051	792
Turkiye Is Bankasi AS 'C'	24,553,802	16,623
Turkiye Vakiflar Bankasi TAO 'D' (a)	3,722,553	1,737
Yapi ve Kredi Bankasi AS	12,068,557	6,045

		41,662

INDUSTRIALS 1.5%
AG Anadolu Grubu Holding AS	403,029	1,938
Haci Omer Sabanci Holding AS	7,880,749	16,299

		18,237

UTILITIES 0.1%
Enerjisa Enerji AS	681,795	974

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Total Turkey		77,447

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.2%
Nexteer Automotive Group Ltd.	4,061,000	2,565

Total United States		2,565

Total Common Stocks (Cost $1,114,488)		1,184,747

PREFERRED STOCKS 0.7%
BRAZIL 0.6%
FINANCIALS 0.2%
Banco do Estado do Rio Grande do Sul SA	1,441,400	2,844

MATERIALS 0.1%
Braskem SA	344,095	1,314

UTILITIES 0.3%
Cia Energetica de Minas Gerais	1,420,708	3,207
Cia Paranaense de Energia	119,300	163

		3,370

Total Brazil		7,528

CHILE 0.1%
CONSUMER STAPLES 0.1%
Embotelladora Andina SA	399,787	1,031

Total Chile		1,031

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC	31,237	0
Transneft PJSC	810	0

		0

Total Russia		0

Total Preferred Stocks (Cost $8,833)		8,559

REAL ESTATE INVESTMENT TRUSTS 0.2%
SOUTH AFRICA 0.1%
REAL ESTATE 0.1%
Redefine Properties Ltd.	3,894,988	802

Total South Africa		802

TURKEY 0.1%
REAL ESTATE 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	5,404,282	1,743

Total Turkey		1,743

Total Real Estate Investment Trusts (Cost $3,588)		2,545

Total Investments in Securities (Cost $1,126,909)		1,195,851

INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.5%
PIMCO Government Money Market Fund 4.950% (b)(c)(d)	5,522,626	5,523

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Total Short-Term Instruments (Cost $5,523)	5,523

Total Investments in Affiliates (Cost $5,523)	5,523

Total Investments 99.2% (Cost $1,132,432)	$1,201,374
Other Assets and Liabilities, net 0.8%	10,183

Net Assets 100.0%	$1,211,557

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $5,212 were out on loan in exchange for $5,523 of cash collateral as of March 31, 2023.
(d)	Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services	$2,028	$0	$0	$2,028
	Energy	4,419	0	0	4,419
	Financials	18,935	0	0	18,935
	Industrials	24,703	0	0	24,703
	Utilities	334	0	0	334
Chile
	Communication Services	264	0	0	264
	Consumer Discretionary	204	0	0	204
	Consumer Staples	3,731	1,135	0	4,866
	Utilities	4,302	0	0	4,302
China
	Consumer Discretionary	17,775	4,946	0	22,721
	Energy	0	65,178	0	65,178
	Financials	0	134,470	0	134,470
	Health Care	0	13,243	0	13,243
	Industrials	0	12,303	0	12,303
	Information Technology	0	17,329	0	17,329
	Materials	0	5,824	0	5,824
	Real Estate	0	2,140	168	2,308
Greece
	Communication Services	0	1,364	0	1,364
	Energy	0	1,467	0	1,467
	Financials	0	5,540	0	5,540
	Utilities	0	125	0	125
Hong Kong
	Consumer Discretionary	0	5,091	0	5,091
	Consumer Staples	0	1,922	0	1,922
	Energy	0	6,716	0	6,716
	Financials	0	885	0	885
	Industrials	0	2,035	0	2,035
	Real Estate	0	3,388	0	3,388
	Utilities	0	9,311	0	9,311
India
	Consumer Discretionary	0	18,642	0	18,642
	Consumer Staples	0	14,377	0	14,377
	Energy	0	33,357	0	33,357
	Financials	0	22,628	499	23,127
	Health Care	0	4,441	0	4,441
	Industrials	0	7,848	0	7,848
	Information Technology	0	3,543	0	3,543
	Materials	48	44,524	0	44,572
	Utilities	0	11,954	0	11,954
Indonesia
	Communication Services	0	3,963	0	3,963
	Consumer Discretionary	0	6,267	0	6,267
	Consumer Staples	573	1,701	0	2,274
	Energy	0	13,961	0	13,961
	Financials	112	18,482	0	18,594
	Health Care	0	1,115	0	1,115
	Industrials	0	1,075	0	1,075
	Materials	0	3,843	0	3,843
	Utilities	0	2,534	0	2,534
Malaysia
	Communication Services	0	1,391	0	1,391
	Consumer Discretionary	0	1,813	0	1,813
	Consumer Staples	0	158	0	158

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

Energy	473	474	0	947
Financials	0	9,570	0	9,570
Industrials	0	3,581	0	3,581
Real Estate	0	369	0	369
Utilities	0	2,318	0	2,318
Mexico
Communication Services	7,537	0	0	7,537
Consumer Discretionary	2,977	0	0	2,977
Consumer Staples	4,720	0	0	4,720
Financials	2,880	0	0	2,880
Industrials	3,192	0	0	3,192
Materials	27,619	0	0	27,619
Netherlands
Real Estate	241	0	0	241
Philippines
Communication Services	0	2,586	0	2,586
Energy	0	2,542	0	2,542
Industrials	0	934	0	934
Utilities	0	471	0	471
Poland
Communication Services	0	195	0	195
Financials	0	5,408	0	5,408
Utilities	0	1,568	0	1,568
Russia
Financials	0	0	31	31
Utilities	0	0	1	1
Saudi Arabia
Communication Services	0	4,282	0	4,282
South Africa
Communication Services	5,233	6,788	0	12,021
Consumer Discretionary	0	1,863	0	1,863
Consumer Staples	3,897	4,722	0	8,619
Financials	6,027	20,858	0	26,885
Health Care	732	1,914	0	2,646
Industrials	2,688	645	0	3,333
Information Technology	828	0	0	828
Materials	1,563	3,214	0	4,777
South Korea
Communication Services	0	20,997	0	20,997
Consumer Discretionary	172	35,604	0	35,776
Consumer Staples	0	7,633	0	7,633
Energy	0	2,994	0	2,994
Financials	0	15,096	0	15,096
Industrials	0	38,518	0	38,518
Information Technology	0	581	0	581
Materials	3,852	32,325	0	36,177
Utilities	0	14,010	0	14,010
Taiwan
Communication Services	0	2,235	0	2,235
Consumer Discretionary	0	12,415	0	12,415
Consumer Staples	0	2,882	0	2,882
Energy	0	439	0	439
Financials	0	1,293	0	1,293
Industrials	0	58,783	0	58,783
Information Technology	722	35,067	0	35,789
Materials	0	936	0	936
Thailand
Energy	0	7,931	0	7,931
Financials	0	69,028	0	69,028
Health Care	0	2,662	0	2,662
Information Technology	0	324	0	324
Materials	0	1,468	0	1,468
Real Estate	0	1,703	0	1,703
Turkey
Communication Services	0	6,606	0	6,606
Consumer Discretionary	1,287	0	0	1,287
Consumer Staples	0	1,453	0	1,453
Energy	0	7,228	0	7,228
Financials	2,529	39,133	0	41,662
Industrials	1,938	16,299	0	18,237
Utilities	974	0	0	974
United States
Consumer Discretionary	0	2,565	0	2,565
Preferred Stocks
Brazil
Financials	2,844	0	0	2,844
Materials	1,314	0	0	1,314
Utilities	3,370	0	0	3,370
Chile
Consumer Staples	1,031	0	0	1,031
Real Estate Investment Trusts
South Africa
Real Estate	0	802	0	802
Turkey
Real Estate	0	1,743	0	1,743

Schedule of Investments PIMCO RAE Emerging Markets Fund (Cont.)	March 31, 2023 (Unaudited)

	$168,068	$1,027,084	$699	$1,195,851
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	5,523	0	0	5,523

Total Investments	$173,591	$1,027,084	$699	$1,201,374

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAE Global ex-US Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Emerging Markets Fund	2,416,409	$21,458
PIMCO RAE International Fund	8,996,300	70,531

Total Mutual Funds (Cost $101,493)		91,989

Total Investments in Affiliates (Cost $101,493)		91,989

Total Investments 99.9% (Cost $101,493)		$91,989
Other Assets and Liabilities, net 0.1%		82

Net Assets 100.0%		$92,071

Schedule of Investments PIMCO RAE Global ex-US Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Affiliates, at Value
Mutual Funds
United States	$91,989	$0	$0	$91,989

Total Investments	$91,989	$0	$0	$91,989

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAE International Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.0% ¤
COMMON STOCKS 97.6%
AUSTRALIA 3.9%
CONSUMER DISCRETIONARY 0.2%
Viva Energy Group Ltd.	463,637	$943

CONSUMER STAPLES 0.1%
Metcash Ltd.	340,984	882

ENERGY 0.3%
Ampol Ltd.	103,833	2,117

FINANCIALS 0.8%
AMP Ltd.	942,551	665
Suncorp Group Ltd.	513,649	4,173

		4,838

HEALTH CARE 0.2%
Medibank Pvt Ltd.	600,525	1,355

INDUSTRIALS 0.2%
Aurizon Holdings Ltd.	479,828	1,081
Brambles Ltd.	32,232	290

		1,371

MATERIALS 1.0%
BlueScope Steel Ltd.	74,228	1,005
Rio Tinto Ltd.	65,428	5,257

		6,262

UTILITIES 1.1%
AGL Energy Ltd.	1,222,952	6,597

Total Australia		24,365

AUSTRIA 0.4%
FINANCIALS 0.0%
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,971	268

INDUSTRIALS 0.0%
Strabag SE	2,287	98

MATERIALS 0.4%
voestalpine AG	67,358	2,290

Total Austria		2,656

BELGIUM 0.5%
COMMUNICATION SERVICES 0.1%
Proximus SADP	55,692	538

CONSUMER STAPLES 0.0%
Etablissements Franz Colruyt NV	4,492	132

INDUSTRIALS 0.4%
bpost SA	93,892	535

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Euronav NV	118,390	1,979

		2,514

Total Belgium		3,184

CANADA 4.9%
CONSUMER DISCRETIONARY 2.8%
Canadian Tire Corp. Ltd. 'A'	5,051	659
Gildan Activewear, Inc.	25,991	864
Linamar Corp.	5,700	274
Magna International, Inc.	251,767	13,485
Thomson Reuters Corp.	17,329	2,255

		17,537

CONSUMER STAPLES 0.5%
George Weston Ltd.	3,461	458
Loblaw Cos., Ltd.	27,200	2,479
Saputo, Inc.	13,900	360

		3,297

ENERGY 0.4%
Suncor Energy, Inc.	85,441	2,653

FINANCIALS 0.2%
CI Financial Corp.	63,351	599
Onex Corp.	4,510	211
Sun Life Financial, Inc.	11,153	521

		1,331

HEALTH CARE 0.1%
Bausch Health Cos., Inc. (a)	102,300	829

INDUSTRIALS 0.5%
Celestica, Inc. (a)	115,442	1,489
Finning International, Inc.	59,400	1,480

		2,969

UTILITIES 0.4%
Atco Ltd. 'I'	60,281	1,932
Canadian Utilities Ltd. 'A'	18,081	504

		2,436

Total Canada		31,052

DENMARK 0.7%
CONSUMER STAPLES 0.0%
Schouw & Co. AS	2,344	197

HEALTH CARE 0.2%
H Lundbeck AS	184,265	852
H Lundbeck AS 'A'	1,805	8

		860

INDUSTRIALS 0.5%
ISS AS (a)	161,250	3,291

Total Denmark		4,348

FINLAND 2.4%
COMMUNICATION SERVICES 1.3%
Nokia Oyj	1,662,829	8,163

CONSUMER DISCRETIONARY 0.1%
Nokian Renkaat Oyj	26,970	258

CONSUMER STAPLES 0.0%
Kesko Oyj 'B'	11,563	248

FINANCIALS 0.8%
Nordea Bank Abp	447,774	4,781

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

HEALTH CARE 0.0%
Orion Oyj 'B'	4,004	179

INDUSTRIALS 0.1%
Wartsila Oyj Abp	86,771	819

MATERIALS 0.1%
UPM-Kymmene Oyj	11,339	381

Total Finland		14,829

FRANCE 3.7%
COMMUNICATION SERVICES 0.3%
Orange SA	156,083	1,854

CONSUMER DISCRETIONARY 0.7%
Cie Generale des Etablissements Michelin SCA	27,938	854
Renault SA (a)	36,944	1,505
Valeo SA	105,350	2,162

		4,521

CONSUMER STAPLES 1.0%
Carrefour SA	306,641	6,199
Casino Guichard Perrachon SA (a)(c)	16,647	118

		6,317

FINANCIALS 0.3%
AXA SA	62,804	1,917

HEALTH CARE 0.9%
Sanofi	53,669	5,822

INDUSTRIALS 0.5%
ALD SA	13,890	163
Cie de Saint-Gobain	50,888	2,893

		3,056

Total France		23,487

GERMANY 3.6%
COMMUNICATION SERVICES 0.2%
Telefonica Deutschland Holding AG	405,340	1,248

CONSUMER DISCRETIONARY 1.2%
Bayerische Motoren Werke AG	21,596	2,367
Continental AG	7,390	554
Mercedes-Benz Group AG	56,942	4,379

		7,300

CONSUMER STAPLES 0.4%
Metro AG (a)	279,275	2,400

FINANCIALS 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,644	2,323
Talanx AG	11,712	543

		2,866

HEALTH CARE 0.9%
Fresenius Medical Care AG & Co. KGaA	65,745	2,790
Fresenius SE & Co. KGaA	120,388	3,251

		6,041

MATERIALS 0.5%
BASF SE	32,149	1,688
Brenntag SE	11,156	839

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Evonik Industries AG	22,143	466

		2,993

Total Germany		22,848

HONG KONG 3.0%
COMMUNICATION SERVICES 0.0%
PCCW Ltd.	267,000	133

CONSUMER DISCRETIONARY 1.0%
Melco Resorts & Entertainment Ltd. ADR (a)	350,864	4,467
Skyworth Group Ltd.	2,026,215	1,044
Sun Art Retail Group Ltd.	195,000	78
Yue Yuen Industrial Holdings Ltd.	409,000	575

		6,164

CONSUMER STAPLES 0.2%
First Pacific Co. Ltd.	478,000	154
WH Group Ltd.	1,768,500	1,054

		1,208

INDUSTRIALS 0.6%
Hutchison Port Holdings Trust	3,204,500	600
Jardine Matheson Holdings Ltd.	3,000	146
Swire Pacific Ltd. 'A'	386,000	2,966

		3,712

MATERIALS 0.3%
Kingboard Holdings Ltd.	313,500	964
Kingboard Laminates Holdings Ltd.	455,500	476
Nine Dragons Paper Holdings Ltd.	322,000	241

		1,681

REAL ESTATE 0.9%
CK Asset Holdings Ltd.	498,500	3,022
Hysan Development Co. Ltd.	27,000	77
Kerry Properties Ltd.	343,000	876
Sun Hung Kai Properties Ltd.	63,000	883
Wharf Holdings Ltd.	490,000	1,121

		5,979

Total Hong Kong		18,877

ISRAEL 1.7%
COMMUNICATION SERVICES 0.3%
Bezeq The Israeli Telecommunication Corp. Ltd.	1,521,139	2,067

ENERGY 0.2%
Delek Group Ltd.	3,647	403
Oil Refineries Ltd.	2,508,870	684
Paz Oil Co. Ltd. (a)	3,649	357

		1,444

FINANCIALS 0.0%
Plus500 Ltd.	8,432	176

HEALTH CARE 1.0%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	676,720	5,989

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	3,548	461

MATERIALS 0.1%
Israel Corp. Ltd.	1,092	358

REAL ESTATE 0.0%
G City Ltd.	42,339	139

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Total Israel		10,634

ITALY 3.8%
ENERGY 1.9%
Eni SpA	872,232	12,164

FINANCIALS 0.2%
Assicurazioni Generali SpA	63,577	1,267
Unipol Gruppo SpA	17,130	88
UnipolSai Assicurazioni SpA	37,360	94

		1,449

INDUSTRIALS 0.1%
Leonardo SpA	38,681	454

UTILITIES 1.6%
Enel SpA	1,600,101	9,759

Total Italy		23,826

JAPAN 30.2%
COMMUNICATION SERVICES 3.5%
KDDI Corp. (c)	82,300	2,538
Nippon Telegraph & Telephone Corp. (c)	357,900	10,695
SoftBank Group Corp.	229,100	9,007

		22,240

CONSUMER DISCRETIONARY 7.1%
Bridgestone Corp.	139,200	5,655
EDION Corp. (c)	115,200	1,114
Exedy Corp.	33,200	454
H2O Retailing Corp.	94,100	1,059
Iida Group Holdings Co. Ltd.	6,900	113
Isuzu Motors Ltd.	327,200	3,910
Izumi Co. Ltd.	7,000	166
JTEKT Corp.	28,200	218
K's Holdings Corp. (c)	54,200	476
Mazda Motor Corp.	461,900	4,261
NHK Spring Co. Ltd.	11,500	82
Nissan Motor Co. Ltd. (c)	1,745,400	6,606
Nisshinbo Holdings, Inc.	34,900	267
Panasonic Holdings Corp.	941,800	8,426
Sekisui House Ltd.	147,700	3,010
Shimamura Co. Ltd.	9,300	947
Subaru Corp. (c)	293,300	4,682
Sumitomo Electric Industries Ltd.	24,100	310
Sumitomo Rubber Industries Ltd.	45,000	407
Sundrug Co. Ltd.	5,500	151
Teijin Ltd.	14,200	150
Tokai Rika Co. Ltd.	13,200	163
Yamada Holdings Co. Ltd. (a)(c)	482,300	1,658
Yokohama Rubber Co. Ltd.	3,600	76

		44,361

CONSUMER STAPLES 1.4%
Arcs Co. Ltd.	5,600	95
Itoham Yonekyu Holdings, Inc.	103,300	545
Japan Tobacco, Inc.	287,056	6,064
Kao Corp.	29,600	1,152
Mitsubishi Shokuhin Co. Ltd.	6,500	160
Pola Orbis Holdings, Inc.	30,700	400
United Super Markets Holdings, Inc.	44,300	372

		8,788

ENERGY 0.2%
Cosmo Energy Holdings Co. Ltd. (c)	43,200	1,399
ENEOS Holdings, Inc.	7,400	26

		1,425

FINANCIALS 4.8%
Japan Post Holdings Co. Ltd.	2,657,100	21,565
MS&AD Insurance Group Holdings, Inc.	184,300	5,712
Sompo Holdings, Inc.	30,400	1,205

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Tokio Marine Holdings, Inc.	95,900	1,845

		30,327

HEALTH CARE 1.4%
Alfresa Holdings Corp.	59,300	760
Astellas Pharma, Inc.	180,400	2,563
Daiichi Sankyo Co. Ltd.	45,800	1,671
Medipal Holdings Corp.	129,800	1,769
Otsuka Holdings Co. Ltd.	16,700	529
Suzuken Co. Ltd.	40,700	1,029
Toho Holdings Co. Ltd.	14,100	250

		8,571

INDUSTRIALS 4.3%
Alps Alpine Co. Ltd. (c)	148,200	1,426
Amada Co. Ltd. (c)	116,500	1,092
Brother Industries Ltd.	41,000	618
Casio Computer Co. Ltd.	19,300	190
Dai Nippon Printing Co. Ltd.	109,100	3,054
Ebara Corp.	25,900	1,206
Fujikura Ltd.	78,100	555
Furukawa Electric Co. Ltd.	25,500	475
GS Yuasa Corp.	8,300	150
Hanwa Co. Ltd.	10,200	305
Hino Motors Ltd.	305,400	1,279
Inabata & Co. Ltd.	38,200	777
Kajima Corp.	44,900	542
Kamigumi Co. Ltd.	2,900	61
Kandenko Co. Ltd.	24,900	176
LIXIL Corp.	23,800	393
Mitsubishi Electric Corp.	138,700	1,657
Mitsubishi Heavy Industries Ltd.	29,800	1,098
Nabtesco Corp.	13,400	329
Nagase & Co. Ltd.	12,200	188
Paltac Corp.	8,400	319
Persol Holdings Co. Ltd.	81,500	1,641
Secom Co. Ltd.	32,700	2,015
SG Holdings Co. Ltd.	24,600	365
Sojitz Corp. (c)	31,720	663
Sumitomo Heavy Industries Ltd.	6,600	162
Taisei Corp. (c)	64,000	1,980
Toppan, Inc.	14,700	296
Yamato Holdings Co. Ltd.	189,300	3,249
Yokogawa Electric Corp.	34,500	562

		26,823

INFORMATION TECHNOLOGY 3.1%
Canon Marketing Japan, Inc.	13,300	317
Canon, Inc.	327,250	7,288
Fujitsu Ltd.	43,400	5,865
Konica Minolta, Inc. (c)	170,400	734
Mixi, Inc. (c)	52,500	1,056
Ricoh Co. Ltd. (c)	246,400	1,848
Sega Sammy Holdings, Inc.	67,200	1,277
Seiko Epson Corp. (c)	49,900	713
Square Enix Holdings Co. Ltd. (c)	12,800	615

		19,713

MATERIALS 1.9%
Daicel Corp.	143,100	1,081
DIC Corp.	55,600	1,002
JFE Holdings, Inc.	36,100	458
Kaneka Corp.	21,200	554
Kuraray Co. Ltd.	25,100	231
Mitsui Chemicals, Inc.	39,100	1,010
Nippon Light Metal Holdings Co. Ltd.	17,900	198
Nippon Steel Trading Corp.	14,600	1,024
Nitto Denko Corp.	60,800	3,935
Taiheiyo Cement Corp.	49,500	930
Toyo Seikan Group Holdings Ltd.	123,200	1,703

		12,126

REAL ESTATE 1.0%
Daito Trust Construction Co. Ltd. (c)	63,700	6,346
Nomura Real Estate Holdings, Inc.	4,000	89

		6,435

UTILITIES 1.5%
Chubu Electric Power Co., Inc.	414,200	4,370

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Electric Power Development Co. Ltd. 'C'	135,600	2,180
Hokkaido Electric Power Co., Inc.	158,400	581
Hokuriku Electric Power Co.	21,500	96
Tohoku Electric Power Co., Inc.	377,700	1,877

		9,104

Total Japan		189,913

LUXEMBOURG 0.1%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular SA (a)	25,424	483

CONSUMER DISCRETIONARY 0.0%
RTL Group SA	5,749	283

Total Luxembourg		766

NETHERLANDS 6.4%
COMMUNICATION SERVICES 0.0%
VEON Ltd. ADR «(a)	57,744	0

CONSUMER STAPLES 4.2%
Koninklijke Ahold Delhaize NV	766,050	26,172

HEALTH CARE 0.9%
Koninklijke Philips NV	291,515	5,355

INDUSTRIALS 0.8%
Randstad NV (c)	75,569	4,486
Signify NV	11,604	387

		4,873

MATERIALS 0.5%
Akzo Nobel NV	44,123	3,451

Total Netherlands		39,851

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	94,575	299

INDUSTRIALS 0.1%
Air New Zealand Ltd. (a)	531,848	255
Fletcher Building Ltd.	210,032	575

		830

UTILITIES 0.1%
Contact Energy Ltd.	66,313	322

Total New Zealand		1,451

NORWAY 0.5%
COMMUNICATION SERVICES 0.1%
Telenor ASA	40,456	474

INFORMATION TECHNOLOGY 0.1%
Atea ASA	21,951	269

MATERIALS 0.3%
Yara International ASA	48,267	2,098

Total Norway		2,841

PORTUGAL 1.0%
CONSUMER STAPLES 0.2%
Jeronimo Martins SGPS SA	12,533	294

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Sonae SGPS SA	518,540	566

		860

ENERGY 0.4%
Galp Energia SGPS SA	229,431	2,596

MATERIALS 0.1%
Navigator Co. SA	195,960	701

UTILITIES 0.3%
EDP - Energias de Portugal SA	387,602	2,112

Total Portugal		6,269

SINGAPORE 0.7%
COMMUNICATION SERVICES 0.3%
JOYY, Inc. ADR	36,508	1,138
Singapore Telecommunications Ltd.	240,700	446

		1,584

CONSUMER DISCRETIONARY 0.2%
Jardine Cycle & Carriage Ltd.	47,900	1,128

CONSUMER STAPLES 0.0%
Golden Agri-Resources Ltd.	905,200	195

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	935,200	831
Venture Corp. Ltd.	42,400	564

		1,395

Total Singapore		4,302

SPAIN 10.3%
COMMUNICATION SERVICES 2.7%
Telefonica SA	3,938,066	16,960

ENERGY 1.4%
Repsol SA	551,484	8,481

FINANCIALS 4.8%
Banco Bilbao Vizcaya Argentaria SA (c)	1,455,152	10,403
Banco de Sabadell SA (c)	2,055,878	2,211
Banco Santander SA	4,179,975	15,577
Mapfre SA	1,036,087	2,088

		30,279

INDUSTRIALS 0.4%
ACS Actividades de Construccion y Servicios SA	73,804	2,351

UTILITIES 1.0%
Endesa SA	80,019	1,738
Naturgy Energy Group SA (c)	152,696	4,597

		6,335

Total Spain		64,406

SWEDEN 3.4%
COMMUNICATION SERVICES 0.1%
Telia Co. AB	97,393	247

CONSUMER DISCRETIONARY 0.8%
Electrolux AB 'B'	17,321	211
JM AB	5,113	85
Volvo AB 'B' (c)	241,063	4,967

		5,263

FINANCIALS 0.5%
Intrum AB	46,711	503
Ratos AB 'B'	90,167	276

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Swedbank AB 'A' (c)	141,468	2,326

		3,105

INDUSTRIALS 1.1%
Hexpol AB	55,099	682
Husqvarna AB 'B' (c)	103,075	895
Loomis AB	9,479	325
Securitas AB 'B'	228,897	2,036
Skanska AB 'B' (c)	21,988	337
SKF AB 'B'	112,790	2,222
Trelleborg AB 'B'	12,314	350

		6,847

INFORMATION TECHNOLOGY 0.9%
Telefonaktiebolaget LM Ericsson 'B'	945,754	5,544

Total Sweden		21,006

SWITZERLAND 3.8%
CONSUMER DISCRETIONARY 0.9%
Swatch Group AG	16,842	5,800

CONSUMER STAPLES 0.1%
Coca-Cola HBC AG	29,726	814

FINANCIALS 0.3%
Swiss Life Holding AG	404	249
Zurich Insurance Group AG	2,711	1,299

		1,548

INDUSTRIALS 0.9%
Adecco Group AG	125,062	4,556
Kuehne & Nagel International AG	4,409	1,313

		5,869

MATERIALS 1.6%
Glencore PLC	518,089	2,981
Holcim AG	110,321	7,115

		10,096

Total Switzerland		24,127

UNITED KINGDOM 12.4%
COMMUNICATION SERVICES 0.2%
Pearson PLC	137,542	1,439

CONSUMER DISCRETIONARY 0.8%
Berkeley Group Holdings PLC	6,082	315
Currys PLC	453,942	331
Kingfisher PLC	352,196	1,138
Persimmon PLC	62,373	968
WPP PLC	208,121	2,473

		5,225

CONSUMER STAPLES 0.8%
Imperial Brands PLC	150,108	3,452
Marks & Spencer Group PLC (a)	801,284	1,653

		5,105

ENERGY 4.1%
Shell PLC	861,762	24,559
Subsea 7 SA	102,568	1,218

		25,777

FINANCIALS 1.5%
Direct Line Insurance Group PLC	687,065	1,167
M&G PLC	2,598,205	6,368

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Standard Life Aberdeen PLC	706,319	1,777

		9,312

HEALTH CARE 1.1%
GSK PLC	394,345	6,968

INDUSTRIALS 1.0%
Inchcape PLC	278,121	2,666
International Distributions Services PLC	972,097	2,692
Travis Perkins PLC	54,739	648

		6,006

MATERIALS 0.4%
Evraz PLC «	238,175	0
Johnson Matthey PLC	29,887	733
Mondi PLC	27,728	440
Rio Tinto PLC	21,289	1,445

		2,618

UTILITIES 2.5%
Centrica PLC	9,560,209	12,520
SSE PLC	132,060	2,947

		15,467

Total United Kingdom		77,917

Total Common Stocks (Cost $505,035)		612,955

PREFERRED STOCKS 0.2%
GERMANY 0.2%
CONSUMER DISCRETIONARY 0.2%
Schaeffler AG	178,501	1,360

CONSUMER STAPLES 0.0%
Henkel AG & Co. KGaA	1,180	92

Total Preferred Stocks (Cost $1,073)		1,452

REAL ESTATE INVESTMENT TRUSTS 0.8%
AUSTRALIA 0.5%
REAL ESTATE 0.5%
Scentre Group	911,797	1,688
Stockland	516,631	1,383
Vicinity Ltd.	52,771	69

		3,140

Total Australia		3,140

CANADA 0.3%
REAL ESTATE 0.3%
H&R Real Estate Investment Trust	142,286	1,326
RioCan Real Estate Investment Trust	33,842	511

		1,837

Total Canada		1,837

Total Real Estate Investment Trusts (Cost $4,449)		4,977

WARRANTS 0.0%
SPAIN 0.0%
INDUSTRIALS 0.0%
Abengoa SA 'B' - Exp. 03/31/2025 «	226,011	0

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Total Warrants (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		2,523

Total Short-Term Instruments (Cost $2,523)		2,523

Total Investments in Securities (Cost $513,080)		621,907

INVESTMENTS IN AFFILIATES 12.2%
SHORT-TERM INSTRUMENTS 12.2%
MUTUAL FUNDS 12.2%
PIMCO Government Money Market Fund 4.950% (b)(c)(d)	76,641,550	76,642

Total Short-Term Instruments (Cost $76,642)		76,642

Total Investments in Affiliates (Cost $76,642)		76,642

Total Investments 111.2% (Cost $589,721)		$698,549
Other Assets and Liabilities, net (11.2)%		(70,601)

Net Assets 100.0%		$627,948

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $71,942 were out on loan in exchange for $77,255 of cash collateral as of March 31, 2023.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$2,523	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024		$(2,574)	$2,523	$2,523

Total Repurchase Agreements							$(2,574)	$2,523	$2,523

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
Australia
	Consumer Discretionary				$943	$0	$0	$943
	Consumer Staples				0	882	0	882
	Energy				2,117	0	0	2,117
	Financials				0	4,838	0	4,838
	Health Care				0	1,355	0	1,355
	Industrials				0	1,371	0	1,371
	Materials				1,005	5,257	0	6,262
	Utilities				6,597	0	0	6,597
Austria
	Financials				268	0	0	268
	Industrials				98	0	0	98
	Materials				2,290	0	0	2,290
Belgium
	Communication Services				0	538	0	538
	Consumer Staples				132	0	0	132
	Industrials				2,514	0	0	2,514
Canada
	Consumer Discretionary				17,537	0	0	17,537
	Consumer Staples				3,297	0	0	3,297
	Energy				2,653	0	0	2,653
	Financials				1,331	0	0	1,331
	Health Care				829	0	0	829
	Industrials				2,969	0	0	2,969
	Utilities				2,436	0	0	2,436
Denmark
	Consumer Staples				0	197	0	197
	Health Care				860	0	0	860
	Industrials				3,291	0	0	3,291
Finland
	Communication Services				8,163	0	0	8,163
	Consumer Discretionary				258	0	0	258
	Consumer Staples				0	248	0	248
	Financials				4,781	0	0	4,781
	Health Care				0	179	0	179
	Industrials				819	0	0	819
	Materials				0	381	0	381
France
	Communication Services				0	1,854	0	1,854
	Consumer Discretionary				2,162	2,359	0	4,521
	Consumer Staples				6,317	0	0	6,317
	Financials				0	1,917	0	1,917
	Health Care				5,822	0	0	5,822

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Industrials	3,056	0	0	3,056
Germany
Communication Services	0	1,248	0	1,248
Consumer Discretionary	2,921	4,379	0	7,300
Consumer Staples	2,400	0	0	2,400
Financials	543	2,323	0	2,866
Health Care	0	6,041	0	6,041
Materials	2,993	0	0	2,993
Hong Kong
Communication Services	133	0	0	133
Consumer Discretionary	5,511	653	0	6,164
Consumer Staples	0	1,208	0	1,208
Industrials	3,712	0	0	3,712
Materials	476	1,205	0	1,681
Real Estate	5,103	876	0	5,979
Israel
Communication Services	2,067	0	0	2,067
Energy	684	760	0	1,444
Financials	176	0	0	176
Health Care	5,989	0	0	5,989
Information Technology	461	0	0	461
Materials	358	0	0	358
Real Estate	139	0	0	139
Italy
Energy	0	12,164	0	12,164
Financials	182	1,267	0	1,449
Industrials	0	454	0	454
Utilities	0	9,759	0	9,759
Japan
Communication Services	0	22,240	0	22,240
Consumer Discretionary	14,447	29,914	0	44,361
Consumer Staples	7,988	800	0	8,788
Energy	1,399	26	0	1,425
Financials	7,557	22,770	0	30,327
Health Care	5,249	3,323	0	8,572
Industrials	10,123	16,700	0	26,823
Information Technology	11,786	7,927	0	19,713
Materials	7,261	4,865	0	12,126
Real Estate	89	6,346	0	6,435
Utilities	8,427	677	0	9,104
Luxembourg
Communication Services	0	483	0	483
Consumer Discretionary	283	0	0	283
Netherlands
Consumer Staples	26,172	0	0	26,172
Health Care	0	5,355	0	5,355
Industrials	4,873	0	0	4,873
Materials	0	3,451	0	3,451
New Zealand
Communication Services	0	299	0	299
Industrials	0	830	0	830
Utilities	322	0	0	322
Norway
Communication Services	474	0	0	474
Information Technology	269	0	0	269
Materials	2,098	0	0	2,098
Portugal
Consumer Staples	566	294	0	860
Energy	2,596	0	0	2,596
Materials	701	0	0	701
Utilities	0	2,112	0	2,112
Singapore
Communication Services	1,138	446	0	1,584
Consumer Discretionary	1,128	0	0	1,128
Consumer Staples	0	195	0	195
Industrials	0	1,395	0	1,395
Spain
Communication Services	16,960	0	0	16,960
Energy	8,481	0	0	8,481
Financials	2,088	28,191	0	30,279
Industrials	2,351	0	0	2,351
Utilities	6,335	0	0	6,335
Sweden
Communication Services	0	247	0	247
Consumer Discretionary	85	5,178	0	5,263
Financials	276	2,829	0	3,105
Industrials	3,254	3,593	0	6,847
Information Technology	0	5,544	0	5,544
Switzerland
Consumer Discretionary	0	5,800	0	5,800
Consumer Staples	0	814	0	814
Financials	1,548	0	0	1,548
Industrials	4,556	1,313	0	5,869
Materials	0	10,096	0	10,096
United Kingdom
Communication Services	1,439	0	0	1,439

Schedule of Investments PIMCO RAE International Fund (Cont.)	March 31, 2023 (Unaudited)

Consumer Discretionary	3,441	1,784	0	5,225
Consumer Staples	3,452	1,653	0	5,105
Energy	25,777	0	0	25,777
Financials	1,166	8,146	0	9,312
Health Care	6,968	0	0	6,968
Industrials	2,692	3,314	0	6,006
Materials	2,618	0	0	2,618
Utilities	15,467	0	0	15,467
Preferred Stocks
Germany
Consumer Discretionary	1,360	0	0	1,360
Consumer Staples	92	0	0	92
Real Estate Investment Trusts
Australia
Real Estate	0	3,140	0	3,140
Canada
Real Estate	1,837	0	0	1,837
Short-Term Instruments
Repurchase Agreements	0	2,523	0	2,523

	$343,581	$278,326	$0	$621,907
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	76,642	0	0	76,642

Total Investments	$420,223	$278,326	$0	$698,549

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAE US Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 98.6%
UNITED KINGDOM 0.1%
CONSUMER DISCRETIONARY 0.1%
Capri Holdings Ltd. (a)	21,238	$998

Total United Kingdom		998

UNITED STATES 98.5%
COMMUNICATION SERVICES 2.4%
AT&T, Inc.	1,415,252	27,243
Lumen Technologies, Inc.	256,517	680

		27,923

CONSUMER DISCRETIONARY 12.6%
Altice USA, Inc. 'A' (a)	262,503	898
AutoNation, Inc. (a)	8,090	1,087
Bed Bath & Beyond, Inc. (a)(c)	565,350	242
Best Buy Co., Inc.	73,841	5,780
Dick's Sporting Goods, Inc.	9,017	1,279
Dollar General Corp.	45,991	9,679
eBay, Inc.	277,729	12,323
Foot Locker, Inc.	155,382	6,167
Gap, Inc.	259,543	2,606
Genuine Parts Co.	12,747	2,133
Goodyear Tire & Rubber Co. (a)	187,447	2,066
Kohl's Corp.	494,620	11,643
Las Vegas Sands Corp. (a)	72,506	4,165
Lennar Corp. 'A'	33,213	3,491
Liberty Media Corp.-Liberty SiriusXM 'C' (a)	26,336	737
Macy's, Inc.	291,369	5,096
Nordstrom, Inc. (c)	87,128	1,418
PulteGroup, Inc.	35,730	2,082
Qurate Retail, Inc. (a)	931,392	920
Toll Brothers, Inc.	21,476	1,289
Walgreens Boots Alliance, Inc.	344,494	11,913
Walmart, Inc.	374,428	55,209
Whirlpool Corp.	10,459	1,381
World Fuel Services Corp.	66,145	1,690
Yum! Brands, Inc.	4,076	538

		145,832

CONSUMER STAPLES 2.8%
Altria Group, Inc.	308,672	13,773
Kroger Co.	360,652	17,805
Sysco Corp.	16,376	1,265

		32,843

ENERGY 18.7%
Baker Hughes Co.	31,696	915
ConocoPhillips	103,059	10,224
Exxon Mobil Corp.	437,112	47,934
Marathon Oil Corp.	84,208	2,018
Marathon Petroleum Corp.	397,437	53,586
NOV, Inc.	57,570	1,066
PBF Energy, Inc. 'A'	96,076	4,166
Phillips 66	373,006	37,815
Transocean Ltd. (a)	679,650	4,323
Valero Energy Corp.	384,730	53,708

		215,755

FINANCIALS 7.1%
Allstate Corp.	18,662	2,068
Ally Financial, Inc.	175,123	4,464
American Express Co.	12,618	2,081
Ameriprise Financial, Inc.	14,883	4,562

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2023 (Unaudited)

Aon PLC 'A'	11,239	3,544
Bank of New York Mellon Corp.	36,256	1,647
Bread Financial Holdings, Inc.	95,254	2,888
Discover Financial Services	92,444	9,137
Franklin Resources, Inc.	195,438	5,265
Genworth Financial, Inc. 'A' (a)	484,628	2,433
Invesco Ltd.	24,172	396
Loews Corp.	13,120	761
Navient Corp.	302,795	4,842
Synchrony Financial	506,523	14,730
Travelers Cos., Inc.	37,430	6,416
Unum Group	38,550	1,525
Wells Fargo & Co.	403,286	15,075

		81,834

HEALTH CARE 22.7%
Amgen, Inc.	154,984	37,468
Biogen, Inc. (a)	91,640	25,479
Cardinal Health, Inc.	350,507	26,463
Cigna Corp.	53,725	13,728
DaVita, Inc. (a)	50,273	4,078
Elevance Health, Inc.	39,560	18,190
Gilead Sciences, Inc.	372,016	30,866
Humana, Inc.	40,501	19,662
Johnson & Johnson	56,511	8,759
McKesson Corp.	90,558	32,243
Merck & Co., Inc.	302,748	32,209
Organon & Co.	150,994	3,551
Pfizer, Inc.	166,073	6,776
Universal Health Services, Inc. 'B'	15,507	1,971
Waters Corp. (a)	4,720	1,462

		262,905

INDUSTRIALS 5.4%
AECOM	14,844	1,252
Agilent Technologies, Inc.	18,285	2,529
Arrow Electronics, Inc. (a)	50,963	6,364
Avnet, Inc.	114,660	5,182
Carlisle Cos., Inc.	1,795	406
CH Robinson Worldwide, Inc.	24,528	2,437
Cummins, Inc.	17,224	4,114
Eaton Corp. PLC	46,077	7,895
Fluor Corp. (a)	314,049	9,707
Honeywell International, Inc.	2,944	563
Jabil, Inc.	68,856	6,070
ManpowerGroup, Inc.	65,487	5,405
Quanta Services, Inc.	28,870	4,811
Robert Half International, Inc.	20,140	1,623
Union Pacific Corp.	19,044	3,833
WW Grainger, Inc.	893	615

		62,806

INFORMATION TECHNOLOGY 20.3%
Apple, Inc.	307,509	50,708
Cisco Systems, Inc.	1,071,325	56,003
Cognizant Technology Solutions Corp. 'A'	24,654	1,502
DXC Technology Co. (a)	35,692	912
Gen Digital, Inc.	258,384	4,434
Hewlett Packard Enterprise Co.	221,275	3,525
HP, Inc.	196,335	5,762
Intel Corp.	1,416,750	46,285
Juniper Networks, Inc.	218,186	7,510
KLA Corp.	8,905	3,555
Kyndryl Holdings, Inc. (a)	71,326	1,053
NetApp, Inc.	173,399	11,072
Oracle Corp.	247,449	22,993
Qorvo, Inc. (a)	40,631	4,127
Seagate Technology Holdings PLC	142,303	9,409
Skyworks Solutions, Inc.	3,534	417
Texas Instruments, Inc.	5,606	1,043
Western Digital Corp. (a)	32,723	1,233
Xerox Holdings Corp.	179,509	2,764

		234,307

MATERIALS 0.6%
International Paper Co.	18,653	673

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2023 (Unaudited)

Reliance Steel & Aluminum Co.	25,288	6,492

		7,165

REAL ESTATE 0.0%
Jones Lang LaSalle, Inc. (a)	1,913	278

UTILITIES 5.9%
AES Corp.	275,902	6,644
Evergy, Inc.	163,582	9,998
Exelon Corp.	347,108	14,540
NRG Energy, Inc.	106,916	3,666
Pinnacle West Capital Corp.	11,332	898
PPL Corp.	163,620	4,547
Public Service Enterprise Group, Inc.	19,910	1,244
Southern Co.	148,309	10,319
Vistra Corp.	669,873	16,077
WEC Energy Group, Inc.	123	12

		67,945

Total United States		1,139,593

Total Common Stocks (Cost $915,444)		1,140,591

REAL ESTATE INVESTMENT TRUSTS 1.0%
UNITED STATES 1.0%
REAL ESTATE 1.0%
Host Hotels & Resorts, Inc.	270,901	4,467
Iron Mountain, Inc.	40,714	2,154
Park Hotels & Resorts, Inc.	48,430	599
Ventas, Inc.	8,052	349
Weyerhaeuser Co.	148,722	4,481

		12,050

Total Real Estate Investment Trusts (Cost $12,109)		12,050

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (e) 0.3%		3,476

Total Short-Term Instruments (Cost $3,476)		3,476

Total Investments in Securities (Cost $931,029)		1,156,117

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
PIMCO Government Money Market Fund 4.950% (b)(c)(d)	1,739,803	1,740

Total Short-Term Instruments (Cost $1,740)		1,740

Total Investments in Affiliates (Cost $1,740)		1,740

Total Investments 100.0% (Cost $932,769)		$1,157,857
Other Assets and Liabilities, net 0.0%		(496)

Net Assets 100.0%		$1,157,361

Schedule of Investments PIMCO RAE US Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $1,692 were out on loan in exchange for $1,740 of cash collateral as of March 31, 2023.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$3,476	U.S. Treasury Bills 0.000% due 03/21/2024		$(3,546)	$3,476	$3,476

Total Repurchase Agreements							$(3,546)	$3,476	$3,476

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
United Kingdom
	Consumer Discretionary				$998	$0	$0	$998
United States
	Communication Services				27,923	0	0	27,923
	Consumer Discretionary				145,832	0	0	145,832
	Consumer Staples				32,843	0	0	32,843
	Energy				215,755	0	0	215,755
	Financials				81,834	0	0	81,834
	Health Care				262,905	0	0	262,905
	Industrials				62,806	0	0	62,806
	Information Technology				234,307	0	0	234,307
	Materials				7,165	0	0	7,165
	Real Estate				278	0	0	278
	Utilities				67,945	0	0	67,945
Real Estate Investment Trusts
United States
	Real Estate				12,050	0	0	12,050
Short-Term Instruments
Repurchase Agreements					0	3,476	0	3,476

					$1,152,641	$3,476	$0	$1,156,117
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					1,740	0	0	1,740

Total Investments					$1,154,381	$3,476	$0	$1,157,857

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAE US Small Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
COMMON STOCKS 90.3%
UNITED KINGDOM 3.7%
ENERGY 2.4%
TechnipFMC PLC (a)	1,249,048	$17,050

FINANCIALS 1.3%
Janus Henderson Group PLC	304,378	8,109
Paysafe Ltd. (a)	53,243	919

		9,028

Total United Kingdom		26,078

UNITED STATES 86.6%
COMMUNICATION SERVICES 1.5%
AMC Networks, Inc. 'A' (a)	189,189	3,326
Cinemark Holdings, Inc. (a)	10,162	150
NII Holdings, Inc. (a)	22,836	55
Scholastic Corp.	38,188	1,307
Sinclair Broadcast Group, Inc. 'A'	50,014	858
Yelp, Inc. (a)	149,482	4,589

		10,285

CONSUMER DISCRETIONARY 19.9%
Abercrombie & Fitch Co. 'A' (a)	498,415	13,831
Academy Sports & Outdoors, Inc.	97,911	6,389
Adtalem Global Education, Inc. (a)	205,874	7,951
American Eagle Outfitters, Inc.	27,679	372
Buckle, Inc.	66,958	2,390
Caleres, Inc.	48,912	1,058
Deckers Outdoor Corp. (a)	14,894	6,696
Designer Brands, Inc.'A'	208,564	1,823
Dillard's, Inc. 'A'	87,388	26,888
G-III Apparel Group Ltd. (a)	108,198	1,682
GameStop Corp. 'A' (a)(c)	353,180	8,130
Genesco, Inc. (a)	32,488	1,198
Group 1 Automotive, Inc.	2,171	492
Guess?, Inc.	122,603	2,386
H&R Block, Inc.	200,177	7,056
iRobot Corp. (a)	73,165	3,193
La-Z-Boy, Inc.	15,477	450
Laureate Education, Inc.	41,947	493
Murphy USA, Inc.	67,097	17,314
ODP Corp. (a)	182,614	8,214
Sabre Corp. (a)	140,773	604
Signet Jewelers Ltd.	12,683	986
Sleep Number Corp. (a)	117,718	3,580
Sonic Automotive, Inc. 'A'	17,628	958
Steven Madden Ltd.	22,237	800
Tri Pointe Homes, Inc. (a)	56,659	1,435
Tupperware Brands Corp. (a)	369,675	924
Visteon Corp. (a)	73,087	11,462
Wolverine World Wide, Inc.	29,461	502

		139,257

CONSUMER STAPLES 5.7%
Fresh Del Monte Produce, Inc.	115,576	3,480
Fresh Market, Inc. (a)	3,535	2
Ingles Markets, Inc. 'A'	55,721	4,942
National Beverage Corp. (a)	17,325	913
Nu Skin Enterprises, Inc. 'A'	157,460	6,190
SpartanNash Co.	144,265	3,578
Sprouts Farmers Market, Inc. (a)	338,947	11,873
United Natural Foods, Inc. (a)	26,116	688
Universal Corp.	41,848	2,213
USANA Health Sciences, Inc. (a)	9,030	568
Vector Group Ltd.	34,513	415

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2023 (Unaudited)

Weis Markets, Inc.	58,213	4,929

		39,791

ENERGY 13.7%
Arch Resources, Inc.	3,280	431
Archrock, Inc.	60,080	587
CNX Resources Corp. (a)	507,384	8,128
CVR Energy, Inc.	283,147	9,282
Delek U.S. Holdings, Inc.	562,768	12,916
Dril-Quip, Inc. (a)	22,665	650
First Solar, Inc. (a)	53,358	11,605
Green Plains, Inc. (a)	31,395	973
Helmerich & Payne, Inc.	504,532	18,037
Murphy Oil Corp.	70,258	2,598
Nabors Industries Ltd. (a)	40,639	4,954
Oceaneering International, Inc. (a)	642,494	11,327
Patterson-UTI Energy, Inc.	910,406	10,652
Permian Resources Corp.	256,349	2,692
RPC, Inc.	146,953	1,130

		95,962

FINANCIALS 5.9%
Affiliated Managers Group, Inc.	52,055	7,414
American Equity Investment Life Holding Co.	69,764	2,546
Associated Banc-Corp.	43,241	777
BankUnited, Inc.	24,568	555
BGC Partners, Inc. 'A'	327,842	1,715
Brightsphere Investment Group, Inc.	166,421	3,924
Capitol Federal Financial, Inc.	64,270	432
Cathay General Bancorp	13,082	452
Federated Hermes, Inc.	28,925	1,161
First Hawaiian, Inc.	28,333	584
FirstCash Holdings, Inc.	2,957	282
Hilltop Holdings, Inc.	21,605	641
International Bancshares Corp.	13,461	576
Mercury General Corp.	7,148	227
Nelnet, Inc. 'A'	5,367	493
Old National Bancorp	9,266	134
OneMain Holdings, Inc.	74,875	2,776
ProAssurance Corp.	124,670	2,304
PROG Holdings, Inc. (a)	226,421	5,387
SEI Investments Co.	32,480	1,869
Trustmark Corp.	16,876	417
Washington Federal, Inc.	72,210	2,175
White Mountains Insurance Group Ltd.	3,109	4,283

		41,124

HEALTH CARE 7.0%
Acadia Healthcare Co., Inc. (a)	41,734	3,015
Brookdale Senior Living, Inc. (a)	113,834	336
Community Health Systems, Inc. (a)	255,686	1,253
Emergent BioSolutions, Inc. (a)	45,143	468
Ionis Pharmaceuticals, Inc. (a)	95,626	3,418
Myriad Genetics, Inc. (a)	338,481	7,863
Nektar Therapeutics (a)	199,846	140
Owens & Minor, Inc. (a)	226,041	3,289
Patterson Cos., Inc.	395,005	10,574
Pediatrix Medical Group, Inc. (a)	476,215	7,100
Sage Therapeutics, Inc. (a)	69,774	2,928
United Therapeutics Corp. (a)	26,872	6,018
Veradigm Inc (a)	178,720	2,332

		48,734

INDUSTRIALS 13.7%
AAR Corp. (a)	63,375	3,457
Aerojet Rocketdyne Holdings, Inc. (a)	54,818	3,079
Allison Transmission Holdings, Inc.	302,861	13,701
Apogee Enterprises, Inc.	66,637	2,882
Applied Industrial Technologies, Inc.	3,514	499
Boise Cascade Co.	4,997	316
Brady Corp. 'A'	7,659	412
Conduent, Inc. (a)	1,014,069	3,478
CoreCivic, Inc. (a)	605,979	5,575
CSG Systems International, Inc.	34,917	1,875
Deluxe Corp.	99,680	1,595
Dycom Industries, Inc. (a)	51,091	4,785
EMCOR Group, Inc.	6,177	1,004
EnerSys	8,575	745
FTI Consulting, Inc. (a)	27,234	5,375
GrafTech International Ltd.	318,520	1,548
Healthcare Services Group, Inc.	253,585	3,517

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2023 (Unaudited)

HNI Corp.	13,279	370
Landstar System, Inc.	7,726	1,385
Lincoln Electric Holdings, Inc.	27,965	4,729
NOW, Inc. (a)	417,051	4,650
Pitney Bowes, Inc.	540,909	2,104
Primoris Services Corp.	6,066	150
Rush Enterprises, Inc. 'A'	17,214	940
Ryder System, Inc.	74,001	6,604
Schneider National, Inc. 'B'	155,286	4,154
Steelcase, Inc. 'A'	141,014	1,187
Terex Corp.	12,695	614
TrueBlue, Inc. (a)	89,916	1,601
Valmont Industries, Inc.	2,597	829
Veritiv Corp.	30,591	4,134
Watsco, Inc.	24,279	7,725
Werner Enterprises, Inc.	14,510	660

		95,679

INFORMATION TECHNOLOGY 8.6%
Amkor Technology, Inc.	21,648	563
Belden, Inc.	5,317	461
Benchmark Electronics, Inc.	136,669	3,238
Cerence, Inc. (a)	30,712	863
Cirrus Logic, Inc. (a)	26,811	2,933
CommScope Holding Co., Inc. (a)	420,926	2,681
Insight Enterprises, Inc. (a)	20,134	2,878
InterDigital, Inc.	8,089	590
LiveRamp Holdings, Inc. (a)	9,402	206
NetScout Systems, Inc. (a)	255,004	7,306
PC Connection, Inc.	14,756	663
Plexus Corp. (a)	5,488	535
Sanmina Corp. (a)	318,929	19,452
Synaptics, Inc. (a)	6,249	695
Teradata Corp. (a)	252,486	10,170
TTM Technologies, Inc. (a)	65,455	883
Vishay Intertechnology, Inc.	259,904	5,879

		59,996

MATERIALS 6.1%
Carpenter Technology Corp.	11,813	529
Graphic Packaging Holding Co.	40,703	1,038
Innospec, Inc.	4,863	499
Kaiser Aluminum Corp.	6,159	460
Louisiana-Pacific Corp.	9,043	490
NewMarket Corp.	10,316	3,765
O-I Glass, Inc. (a)	236,070	5,361
Sensient Technologies Corp.	11,961	916
Stepan Co.	3,039	313
Sylvamo Corp.	141,036	6,524
Trinseo PLC	82,208	1,714
Warrior Met Coal, Inc.	578,532	21,238

		42,847

REAL ESTATE 1.3%
Anywhere Real Estate, Inc. (a)	1,600,320	8,450
DigitalBridge Group, Inc.	49,896	598
New York REIT, Inc. «(a)	4,082	21

		9,069

UTILITIES 3.2%
Avista Corp.	33,130	1,406
Hawaiian Electric Industries, Inc.	14,924	573
IDACORP, Inc.	18,170	1,968
NorthWestern Corp.	21,242	1,229
OGE Energy Corp.	359,134	13,525
ONE Gas, Inc.	6,429	510
Portland General Electric Co.	27,593	1,349
Southwest Gas Holdings, Inc.	22,377	1,398

		21,958

Total United States		604,702

Total Common Stocks (Cost $569,214)		630,780

REAL ESTATE INVESTMENT TRUSTS 9.0%
UNITED STATES 9.0%
FINANCIALS 1.8%
Chimera Investment Corp.	1,453,457	8,198

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2023 (Unaudited)

Ladder Capital Corp.	27,459	259
MFA Financial, Inc.	409,705	4,064

		12,521

REAL ESTATE 7.2%
Alexander & Baldwin, Inc.	51,088	966
Apple Hospitality REIT, Inc.	367,817	5,709
Brandywine Realty Trust	70,881	335
DiamondRock Hospitality Co.	54,427	442
Elme Communities	13,392	239
Equity Commonwealth	18,044	374
InvenTrust Properties Corp.	107,643	2,519
Macerich Co.	300,523	3,186
Office Properties Income Trust	121,141	1,490
Omega Healthcare Investors, Inc.	121,885	3,341
Outfront Media, Inc.	31,195	506
Paramount Group, Inc.	239,732	1,093
RLJ Lodging Trust	719,113	7,623
Sabra Health Care REIT, Inc.	22,644	260
Service Properties Trust	749,236	7,462
SL Green Realty Corp. (c)	105,895	2,491
Sunstone Hotel Investors, Inc.	489,632	4,838
Tanger Factory Outlet Centers, Inc.	189,530	3,720
Uniti Group, Inc.	200,256	711
Xenia Hotels & Resorts, Inc.	223,517	2,926

		50,231

Total Real Estate Investment Trusts (Cost $68,965)		62,752

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (e) 0.5%		3,614

Total Short-Term Instruments (Cost $3,614)		3,614

Total Investments in Securities (Cost $641,793)		697,146

INVESTMENTS IN AFFILIATES 1.5%
SHORT-TERM INSTRUMENTS 1.5%
MUTUAL FUNDS 1.5%
PIMCO Government Money Market Fund
4.950% (b)(c)(d)	10,401,645	10,402

Total Short-Term Instruments (Cost $10,402)		10,402

Total Investments in Affiliates (Cost $10,402)		10,402

Total Investments 101.3% (Cost $652,195)		$707,548
Other Assets and Liabilities, net (1.3)%		(8,977)

Net Assets 100.0%		$698,571

Schedule of Investments PIMCO RAE US Small Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $10,197 were out on loan in exchange for $10,402 of cash collateral as of March 31, 2023.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$3,614	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024		$(3,686)	$3,614	$3,614

Total Repurchase Agreements							$(3,686)	$3,614	$3,614

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
United Kingdom
	Energy				$17,050	$0	$0	$17,050
	Financials				9,028	0	0	9,028
United States
	Communication Services				10,230	55	0	10,285
	Consumer Discretionary				139,257	0	0	139,257
	Consumer Staples				39,789	2	0	39,791
	Energy				95,962	0	0	95,962
	Financials				41,124	0	0	41,124
	Health Care				48,734	0	0	48,734
	Industrials				95,679	0	0	95,679
	Information Technology				59,996	0	0	59,996
	Materials				42,847	0	0	42,847
	Real Estate				9,048	0	21	9,069
	Utilities				21,958	0	0	21,958
Real Estate Investment Trusts
United States
	Financials				12,521	0	0	12,521
	Real Estate				50,231	0	0	50,231
Short-Term Instruments
Repurchase Agreements					0	3,614	0	3,614

					$693,454	$3,671	$21	$697,146
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds					10,402	0	0	10,402

Total Investments					$703,856	$3,671	$21	$707,548

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.4% ¤
COMMON STOCKS 95.0%
BRAZIL 4.4%
COMMUNICATION SERVICES 0.2%
Telefonica Brasil SA	17,973	$137
TIM SA	25,500	63

		200

CONSUMER DISCRETIONARY 0.0%
Magazine Luiza SA	36,800	24

CONSUMER STAPLES 0.7%
Atacadao SA (a)	19,700	48
BRF SA (a)	50,258	62
JBS SA	84,860	299
Marfrig Global Foods SA	62,600	82
Raia Drogasil SA	23,423	113

		604

ENERGY 0.6%
Ultrapar Participacoes SA	77,788	214
Vibra Energia SA	97,832	278

		492

FINANCIALS 0.5%
B3 SA - Brasil Bolsa Balcao	71,402	146
Banco do Brasil SA	16,777	129
Banco Santander Brasil SA	12,400	65
BB Seguridade Participacoes SA	10,297	66
Porto Seguro SA	2,300	11

		417

HEALTH CARE 0.1%
Hypera SA	5,080	38

INDUSTRIALS 0.4%
Cogna Educacao SA (a)	121,200	45
Embraer SA (a)	7,200	30
Rumo SA	14,300	53
WEG SA	22,681	181

		309

MATERIALS 1.5%
Cia Siderurgica Nacional SA	24,577	75
Klabin SA	31,990	114
Suzano SA	20,692	170
Vale SA	59,600	944

		1,303

UTILITIES 0.4%
Centrais Eletricas Brasileiras SA	12,457	82
Cia de Saneamento Basico do Estado de Sao Paulo	5,055	50
Cia Paranaense de Energia	14,989	101
CPFL Energia SA	3,500	22
EDP - Energias do Brasil SA	7,600	34
Energisa SA	6,700	53
Engie Brasil Energia SA	3,035	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Neoenergia SA	4,100	12

		378

Total Brazil		3,765

CHILE 0.7%
CONSUMER STAPLES 0.2%
Cencosud SA	51,265	99
Cia Cervecerias Unidas SA	9,726	75

		174

ENERGY 0.1%
Empresas COPEC SA	5,785	41

FINANCIALS 0.2%
Banco de Chile	1,280,172	124
Banco de Credito e Inversiones SA	998	29
Banco Santander Chile	1,266,575	56

		209

MATERIALS 0.0%
Empresas CMPC SA	16,746	28

UTILITIES 0.2%
Colbun SA	367,914	49
Enel Americas SA	722,845	95
Enel Chile SA	479,127	26

		170

Total Chile		622

CHINA 25.1%
COMMUNICATION SERVICES 1.6%
Baidu, Inc. 'A' (a)	12,650	238
China United Network Communications Ltd. 'A'	350,600	276
Focus Media Information Technology Co. Ltd. 'A'	59,700	60
NetEase, Inc. ADR	5,719	506
Tencent Music Entertainment Group ADR (a)	36,944	306

		1,386

CONSUMER DISCRETIONARY 3.7%
Alibaba Group Holding Ltd. (a)	18,200	230
ANTA Sports Products Ltd.	32,200	468
BAIC Motor Corp. Ltd. 'H'	113,000	31
BYD Co. Ltd. 'H'	7,000	206
China Tourism Group Duty Free Corp. Ltd. 'H' (a)	2,400	59
China Yongda Automobiles Services Holdings Ltd.	45,500	32
Chongqing Changan Automobile Co. Ltd. 'A'	17,000	30
Dongfeng Motor Group Co. Ltd. 'H'	98,000	46
Fuyao Glass Industry Group Co. Ltd. 'H'	10,800	47
Haier Smart Home Co. Ltd. 'H'	30,000	94
Huayu Automotive Systems Co. Ltd. 'A'	23,700	58
JD.com, Inc. ADR	4,814	211
Meituan 'B' (a)	13,400	243
Pinduoduo, Inc. ADR (a)	2,431	184
SAIC Motor Corp. Ltd. 'A'	29,400	62
Shanghai Yuyuan Tourist Mart Group Co. Ltd. 'A' (a)	21,100	25
Tencent Holdings Ltd.	10,100	494
Topsports International Holdings Ltd.	71,000	65
Trip.com Group Ltd. ADR (a)	5,991	226
Vipshop Holdings Ltd. ADR (a)	8,155	124
Wuchan Zhongda Group Co. Ltd. 'A'	40,000	28
Yum China Holdings, Inc.	3,596	228

		3,191

CONSUMER STAPLES 1.9%
China Feihe Ltd.	116,000	87
Dali Foods Group Co. Ltd.	56,500	23
Foshan Haitian Flavouring & Food Co. Ltd. 'A'	2,500	28
Guangdong Haid Group Co. Ltd. 'A'	4,100	35
Henan Shuanghui Investment & Development Co. Ltd. 'A' (a)	18,700	71
Hengan International Group Co. Ltd.	23,500	109
Kweichow Moutai Co. Ltd. 'A'	900	238
Luzhou Laojiao Co. Ltd. 'A'	3,000	111

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Muyuan Foods Co. Ltd. 'A'	10,100	72
New Hope Liuhe Co. Ltd. 'A'	24,500	47
Nongfu Spring Co. Ltd. 'H'	24,000	138
Tingyi Cayman Islands Holding Corp.	80,000	134
Tsingtao Brewery Co. Ltd. 'H'	8,000	87
Uni-President China Holdings Ltd.	41,000	41
Wens Foodstuffs Group Co. Ltd. 'A'	49,200	147
Wuliangye Yibin Co. Ltd. 'A'	8,600	246

		1,614

ENERGY 3.1%
China Coal Energy Co. Ltd. 'H'	36,000	27
China Petroleum & Chemical Corp. 'H'	1,308,000	772
China Shenhua Energy Co. Ltd. 'H'	210,000	661
PetroChina Co. Ltd. 'H'	1,038,000	613
Shaanxi Coal Industry Co. Ltd. 'A'	41,600	123
Shanxi Coking Coal Energy Group Co. Ltd. 'A'	15,700	25
Sinopec Engineering Group Co. Ltd. 'H'	64,000	32
Yankuang Energy Group Co. Ltd. 'H'	114,000	408

		2,661

FINANCIALS 3.9%
Agricultural Bank of China Ltd. 'H'	1,431,000	530
Bank of Beijing Co. Ltd. 'A'	110,000	70
Bank of Changsha Co. Ltd. 'A'	13,700	16
Bank of China Ltd. 'H'	1,483,000	568
Bank of Communications Co. Ltd. 'H'	400,000	251
Bank of Guiyang Co. Ltd. 'A'	19,400	16
Bank of Hangzhou Co. Ltd. 'A'	39,200	66
Bank of Jiangsu Co. Ltd. 'A'	134,700	138
Bank of Nanjing Co. Ltd. 'A'	50,600	66
Bank of Shanghai Co. Ltd. 'A'	19,000	17
China Bohai Bank Co. Ltd.	44,500	8
China Cinda Asset Management Co. Ltd. 'H'	339,000	43
China CITIC Bank Corp. Ltd. 'H'	349,000	176
China Everbright Bank Co. Ltd. 'H'	227,000	69
China Life Insurance Co. Ltd. 'H'	81,000	133
China Minsheng Banking Corp. Ltd. 'H' (a)	221,500	76
China Zheshang Bank Co. Ltd. 'H' (a)	85,000	29
Chongqing Rural Commercial Bank Co. Ltd. 'H' (a)	57,000	21
CNPC Capital Co. Ltd. 'A' (a)	24,900	25
Guosen Securities Co. Ltd. 'A'	6,600	9
Huaxia Bank Co. Ltd. 'A'	33,000	26
Industrial & Commercial Bank of China Ltd. 'H'	922,000	490
Ping An Insurance Group Co. of China Ltd. 'H'	71,000	459
Shanghai Pudong Development Bank Co. Ltd. 'A'	30,800	32

		3,334

HEALTH CARE 1.0%
China Resources Pharmaceutical Group Ltd.	130,500	103
CSPC Pharmaceutical Group Ltd.	271,680	266
Huadong Medicine Co. Ltd. 'A'	2,100	14
Jiangsu Hengrui Pharmaceuticals Co. Ltd. 'A'	8,900	55
Jointown Pharmaceutical Group Co. Ltd. 'A'	8,500	19
Shandong Buchang Pharmaceuticals Co. Ltd. 'A'	9,600	28
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. 'A'	1,700	77
Sinopharm Group Co. Ltd. 'H'	56,000	169
Yunnan Baiyao Group Co. Ltd. 'A' (a)	9,900	79

		810

INDUSTRIALS 3.3%
AAC Technologies Holdings, Inc. (a)	14,000	35
AECC Aviation Power Co. Ltd. 'A' (a)	8,300	52
Air China Ltd. 'H'	36,000	32
China Communications Services Corp. Ltd. 'H'	104,000	51
China CSSC Holdings Ltd. 'A'	18,700	64
China International Marine Containers Group Co. Ltd. 'H' (a)	20,700	14
China National Chemical Engineering Co. Ltd. 'A' (a)	63,800	86
China Railway Group Ltd. 'H'	474,000	289
China Southern Airlines Co. Ltd. 'H' (a)	12,000	9
China State Construction Engineering Corp. Ltd. 'A'	393,700	332
CITIC Ltd.	119,000	139
CRRC Corp. Ltd. 'H'	26,000	14
Daqin Railway Co. Ltd. 'A'	50,100	53
Dongfang Electric Corp. Ltd. 'H'	11,200	18
Fosun International Ltd.	43,000	32
Jiangsu Expressway Co. Ltd. 'H'	56,000	52
Jiangsu Zhongtian Technology Co. Ltd. 'A'	35,000	87
Metallurgical Corp. of China Ltd. 'H'	305,000	79
NARI Technology Co. Ltd. 'A'	16,000	63

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Power Construction Corp. of China Ltd. 'A'	138,200	143
Sany Heavy Industry Co. Ltd. 'A'	62,800	156
Shanghai Construction Group Co. Ltd. 'A'	62,300	25
Shanghai International Airport Co. Ltd. 'A'	4,600	37
Shanghai International Port Group Co. Ltd. 'A'	22,300	18
Shanghai Tunnel Engineering Co. Ltd. 'A'	22,900	19
Sichuan Road & Bridge Group Co. Ltd. 'A' (a)	9,700	20
Sinotrans Ltd. 'H'	86,000	27
Sinotruk Hong Kong Ltd.	61,500	96
TBEA Co. Ltd. 'A'	37,700	119
XCMG Construction Machinery Co. Ltd. 'A'	14,100	14
Xiamen C & D, Inc. 'A' (a)	49,600	87
Xiamen ITG Group Corp. Ltd. 'A'	31,000	39
Xiamen Xiangyu Co. Ltd. 'A'	31,400	49
Yangzijiang Shipbuilding Holdings Ltd.	1	0
Zhejiang Expressway Co. Ltd. 'H'	42,000	33
Zhuzhou CRRC Times Electric Co. Ltd.	10,000	44
ZTO Express Cayman, Inc. ADR	13,624	390

		2,817

INFORMATION TECHNOLOGY 1.2%
360 Security Technology, Inc.	27,200	69
Avary Holding Shenzhen Co. Ltd. 'A' (a)	13,900	63
BYD Electronic International Co. Ltd. (a)	9,500	30
China Railway Signal & Communication Corp. Ltd. 'H' (a)	37,000	14
Foxconn Industrial Internet Co. Ltd. 'A' (a)	37,300	93
Lenovo Group Ltd.	398,000	431
Sunny Optical Technology Group Co. Ltd.	21,400	258
Tianma Microelectronics Co. Ltd. 'A' (a)	22,900	35
ZTE Corp. 'H'	19,800	58

		1,051

MATERIALS 2.0%
Aluminum Corp. of China Ltd. 'H' (a)	418,000	212
Angang Steel Co. Ltd. 'H'	136,000	43
Anhui Conch Cement Co. Ltd. 'H'	94,500	328
Baoshan Iron & Steel Co. Ltd. 'A'	89,600	81
China Hongqiao Group Ltd.	173,000	166
China National Building Material Co. Ltd. 'H'	246,000	202
China Zhongwang Holdings Ltd. «(a)	338,800	0
Citic Pacific Special Steel Group Co. Ltd. 'A' (a)	5,700	15
CMOC Group Ltd. 'H' (a)	57,000	34
Hengli Petrochemical Co. Ltd. 'A'	22,100	52
Hesteel Co. Ltd. 'A'	87,000	30
Huaxin Cement Co. Ltd. 'H' (a)	19,800	21
Hunan Valin Steel Co. Ltd. 'A' (a)	51,700	42
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. 'A'	19,100	13
Jiangxi Copper Co. Ltd. 'H'	86,000	146
Luxi Chemical Group Co. Ltd. 'A'	15,500	31
Maanshan Iron & Steel Co. Ltd. 'H' (a)	76,000	18
Nanjing Iron & Steel Co. Ltd. 'A' (a)	14,500	8
Ningxia Baofeng Energy Group Co. Ltd. 'A' (a)	22,900	49
Shandong Chenming Paper Holdings Ltd. 'H'	26,500	8
Shanxi Taigang Stainless Steel Co. Ltd. 'A'	47,100	30
Sinopec Shanghai Petrochemical Co. Ltd. 'H'	172,000	30
Tangshan Jidong Cement Co. Ltd. 'A' (a)	7,700	10
Tongling Nonferrous Metals Group Co. Ltd. 'A'	91,900	43
Wanhua Chemical Group Co. Ltd. 'A'	4,100	57
Xinxing Ductile Iron Pipes Co. Ltd. 'A'	42,700	25
Xinyu Iron & Steel Co. Ltd. 'A'	54,200	33

		1,727

REAL ESTATE 2.2%
Agile Group Holdings Ltd. (a)	242,000	54
China Evergrande Group «(a)	116,000	12
China Vanke Co. Ltd. 'H'	249,900	394
CIFI Holdings Group Co. Ltd.	2,752,000	268
Country Garden Holdings Co. Ltd. (a)	2,853,000	801
Financial Street Holdings Co. Ltd. 'A'	46,800	34
Guangzhou R&F Properties Co. Ltd. 'H'	79,600	17
Jinke Properties Group Co. Ltd. 'A'	175,400	41
KE Holdings, Inc. ADR (a)	3,254	61
KWG Group Holdings Ltd.	173,500	28
Logan Group Co. Ltd.	91,000	10
Powerlong Real Estate Holdings Ltd.	104,000	18
Seazen Group Ltd.	328,000	85
Seazen Holdings Co. Ltd. 'A' (a)	17,500	41

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Sino-Ocean Group Holding Ltd.	67,000	8

		1,872

UTILITIES 1.2%
CGN Power Co. Ltd. 'H'	338,000	81
China National Nuclear Power Co. Ltd. 'A'	138,100	129
China Yangtze Power Co. Ltd. 'A'	100,300	310
ENN Energy Holdings Ltd.	24,400	334
GD Power Development Co. Ltd. 'A'	161,600	89
Huadian Power International Corp. Ltd. 'H'	92,000	38
Huaneng Lancang River Hydropower, Inc. 'A'	21,200	22

		1,003

Total China		21,466

GREECE 0.6%
COMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization SA	5,762	84

CONSUMER DISCRETIONARY 0.1%
JUMBO SA	1,013	21
OPAP SA	4,349	70

		91

ENERGY 0.0%
Motor Oil Hellas Corinth Refineries SA	679	17

FINANCIALS 0.2%
Alpha Services & Holdings SA (a)	49,931	61
Eurobank Ergasias Services & Holdings SA (a)	50,224	67
National Bank of Greece SA (a)	12,914	63
Piraeus Financial Holdings SA (a)	4,200	9

		200

INDUSTRIALS 0.1%
Star Bulk Carriers Corp.	1,502	32

UTILITIES 0.1%
Mytilineos SA	395	11
Public Power Corp. SA (a)	3,503	31

		42

Total Greece		466

HONG KONG 1.4%
CONSUMER STAPLES 0.2%
China Resources Beer Holdings Co. Ltd.	16,000	129
Want Want China Holdings Ltd.	92,000	59

		188

ENERGY 0.1%
Kunlun Energy Co. Ltd.	136,000	106

FINANCIALS 0.6%
BOC Hong Kong Holdings Ltd.	120,000	373
China Taiping Insurance Holdings Co. Ltd.	56,200	60
Far East Horizon Ltd.	47,000	42

		475

INDUSTRIALS 0.1%
China Everbright Environment Group Ltd.	98,000	42
Shenzhen International Holdings Ltd.	44,500	39

		81

MATERIALS 0.0%
China Resources Cement Holdings Ltd.	58,000	28

REAL ESTATE 0.1%
China Jinmao Holdings Group Ltd. (a)	168,000	33
Shanghai Industrial Holdings Ltd.	21,000	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Yuexiu Property Co. Ltd.	18,400	28

		89

UTILITIES 0.3%
Beijing Enterprises Holdings Ltd.	11,500	42
China Resources Gas Group Ltd.	31,600	116
Guangdong Investment Ltd.	88,000	90

		248

Total Hong Kong		1,215

INDIA 13.4%
COMMUNICATION SERVICES 0.3%
Bharti Airtel Ltd.	20,741	189
Indus Towers Ltd.	29,780	52

		241

CONSUMER DISCRETIONARY 0.9%
Apollo Tyres Ltd.	2,301	9
Bajaj Auto Ltd.	2,616	124
Balkrishna Industries Ltd.	432	10
Bharat Forge Ltd.	3,024	28
Eicher Motors Ltd.	1,501	54
Hero MotoCorp Ltd.	4,325	124
Mahindra & Mahindra Ltd.	9,453	134
Maruti Suzuki India Ltd.	1,278	129
MRF Ltd.	30	31
Rajesh Exports Ltd.	4,966	37
Samvardhana Motherson International Ltd.	24,059	20
TVS Motor Co. Ltd.	2,299	30
Vardhman Textiles Ltd. (a)	2,188	8

		738

CONSUMER STAPLES 1.6%
Britannia Industries Ltd.	1,541	81
Colgate-Palmolive India Ltd.	559	10
Dabur India Ltd.	5,675	38
Godrej Consumer Products Ltd.	4,138	49
Hindustan Unilever Ltd.	14,578	455
ITC Ltd.	124,915	585
Marico Ltd.	6,215	36
Nestle India Ltd.	452	109

		1,363

ENERGY 1.1%
Bharat Petroleum Corp. Ltd.	33,261	140
Coal India Ltd.	62,306	162
Hindustan Petroleum Corp. Ltd.	48,056	139
Indian Oil Corp. Ltd.	139,054	132
Oil & Natural Gas Corp. Ltd.	142,987	263
Oil India Ltd.	13,656	42
Petronet LNG Ltd.	18,623	52

		930

FINANCIALS 4.0%
Aditya Birla Capital Ltd. (a)	4,650	9
Axis Bank Ltd.	29,301	307
Bajaj Holdings & Investment Ltd.	528	38
Bank of Baroda	21,537	44
Canara Bank	8,693	30
Cholamandalam Investment & Finance Co. Ltd.	4,440	41
Federal Bank Ltd.	35,145	57
HDFC Bank Ltd.	45,532	896
HDFC Life Insurance Co. Ltd.	10,575	64
Housing Development Finance Corp. Ltd.	12,585	404
ICICI Bank Ltd.	69,073	738
IDFC First Bank Ltd. (a)	47,079	32
IIFL Finance Ltd.	1,965	12
Indiabulls Housing Finance Ltd. 'L' (a)	80,793	96
IndusInd Bank Ltd.	8,271	108
LIC Housing Finance Ltd.	4,786	19
Mahindra & Mahindra Financial Services Ltd.	3,290	9
Power Finance Corp. Ltd.	73,781	137
Punjab National Bank	25,718	15
RBL Bank Ltd. (a)	9,369	16
REC Ltd.	45,421	64
SBI Life Insurance Co. Ltd.	4,171	56

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Shriram Finance Ltd.	2,116	32
State Bank of India	36,487	233

		3,457

HEALTH CARE 0.6%
Cipla Ltd.	5,091	56
Divi's Laboratories Ltd.	1,403	48
Dr Reddy's Laboratories Ltd.	2,465	139
Lupin Ltd.	5,705	45
Sun Pharmaceutical Industries Ltd.	18,108	217
Torrent Pharmaceuticals Ltd.	1,099	21
Zydus Lifesciences Ltd.	1,853	11

		537

INDUSTRIALS 0.6%
Ashok Leyland Ltd.	26,916	46
Bharat Electronics Ltd.	49,978	59
Cummins India Ltd.	1,976	39
Havells India Ltd.	2,533	37
Hindustan Aeronautics Ltd.	1,353	45
InterGlobe Aviation Ltd. (a)	632	15
Jindal Saw Ltd.	10,132	18
Larsen & Toubro Ltd.	6,650	176
Polycab India Ltd.	450	16
Siemens Ltd.	699	28
WNS Holdings Ltd. ADR (a)	496	46

		525

INFORMATION TECHNOLOGY 2.1%
HCL Technologies Ltd.	8,990	119
Infosys Ltd.	33,736	590
LTIMindtree Ltd.	638	37
Mphasis Ltd.	2,021	44
Oracle Financial Services Software Ltd.	349	14
Redington Ltd.	21,650	44
Tata Consultancy Services Ltd.	16,303	639
Tech Mahindra Ltd.	10,581	143
Wipro Ltd.	29,037	130

		1,760

MATERIALS 1.4%
Ambuja Cements Ltd.	7,887	35
Asian Paints Ltd.	2,716	91
Coromandel International Ltd.	1,549	17
Dalmia Bharat Ltd.	403	10
Gujarat State Fertilizers & Chemicals Ltd.	7,947	12
Jindal Steel & Power Ltd.	15,763	105
National Aluminium Co. Ltd.	60,547	58
NMDC Ltd.	24,296	33
Pidilite Industries Ltd.	1,348	39
Shree Cement Ltd.	171	55
Steel Authority of India Ltd.	127,693	129
Supreme Industries Ltd.	371	11
Tata Chemicals Ltd.	1,732	20
Tata Steel Ltd.	238,277	304
UltraTech Cement Ltd.	1,612	150
Vedanta Ltd.	32,048	107

		1,176

UTILITIES 0.8%
Adani Power Ltd. (a)	16,199	38
Gujarat State Petronet Ltd.	4,289	14
Indraprastha Gas Ltd.	3,117	16
Jaiprakash Power Ventures Ltd. (a)	419,215	28
NHPC Ltd.	50,623	25
NTPC Ltd.	118,257	253
Power Grid Corp. of India Ltd.	95,472	263
PTC India Ltd.	7,858	8
Reliance Infrastructure Ltd. (a)	13,154	23
Reliance Power Ltd. (a)	113,546	14

		682

Total India		11,409

INDONESIA 2.0%
COMMUNICATION SERVICES 0.4%
Elang Mahkota Teknologi Tbk PT	161,900	9

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Indosat Tbk PT	23,300	11
Telkom Indonesia Persero Tbk PT	1,293,800	351

		371

CONSUMER DISCRETIONARY 0.0%
Astra International Tbk PT	1	0

CONSUMER STAPLES 0.2%
Charoen Pokphand Indonesia Tbk PT	45,300	15
Gudang Garam Tbk PT	19,300	34
Indofood CBP Sukses Makmur Tbk PT	41,100	27
Indofood Sukses Makmur Tbk PT	26,000	11
Sumber Alfaria Trijaya Tbk PT	278,900	54
Unilever Indonesia Tbk PT	124,600	36

		177

ENERGY 0.2%
Adaro Energy Indonesia Tbk PT	589,100	114
Indika Energy Tbk PT	81,300	13
Indo Tambangraya Megah Tbk PT	20,700	55

		182

FINANCIALS 1.0%
Bank Central Asia Tbk PT	839,000	491
Bank Mandiri Persero Tbk PT	150,000	103
Bank Negara Indonesia Persero Tbk PT	73,100	46
Bank Rakyat Indonesia Persero Tbk PT	631,300	200

		840

HEALTH CARE 0.1%
Kalbe Farma Tbk PT	374,400	52

MATERIALS 0.1%
Indah Kiat Pulp & Paper Tbk PT	56,600	28
Indocement Tunggal Prakarsa Tbk PT	42,500	30
United Tractors Tbk PT	1	0

		58

UTILITIES 0.0%
Perusahaan Gas Negara Tbk PT	383,100	35

Total Indonesia		1,715

MALAYSIA 2.0%
COMMUNICATION SERVICES 0.2%
Axiata Group Bhd	42,300	29
DiGi.Com Bhd	25,100	25
Maxis Bhd	46,400	43
Telekom Malaysia Bhd	42,300	47

		144

CONSUMER DISCRETIONARY 0.1%
Astro Malaysia Holdings Bhd	55,800	9
Genting Bhd	44,200	47
Genting Malaysia Bhd	92,700	55

		111

CONSUMER STAPLES 0.2%
IOI Corp. Bhd.	26,600	23
Kuala Lumpur Kepong Bhd	6,700	32
PPB Group Bhd	9,000	34
Sime Darby Plantation Bhd	51,100	49

		138

ENERGY 0.1%
Petronas Dagangan Bhd	8,100	39
Petronas Gas Bhd	7,200	27

		66

FINANCIALS 0.8%
Alliance Bank Malaysia Bhd.	51,800	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

AMMB Holdings Bhd	32,900	28
CIMB Group Holdings Bhd	154,900	186
Hong Leong Bank Bhd	16,500	76
Malayan Banking Bhd	83,500	162
Public Bank Bhd	172,800	157
RHB Bank Bhd	48,000	61

		710

HEALTH CARE 0.2%
Hartalega Holdings Bhd	131,300	57
IHH Healthcare Bhd	6,300	8
Kossan Rubber Industries Bhd	32,300	10
Supermax Corp. Bhd	64,100	13
Top Glove Corp. Bhd (a)	597,400	128

		216

INDUSTRIALS 0.2%
CAPITAL A BHD (a)	193,400	34
Gamuda Bhd.	19,200	18
Malaysia Airports Holdings Bhd (a)	24,600	38
MISC Bhd	18,800	31
Sime Darby Bhd	58,100	28

		149

MATERIALS 0.1%
Petronas Chemicals Group Bhd	62,700	101
Press Metal Aluminium Holdings Bhd	9,500	10

		111

UTILITIES 0.1%
Tenaga Nasional Bhd	34,400	72

Total Malaysia		1,717

MEXICO 2.8%
COMMUNICATION SERVICES 0.0%
Megacable Holdings SAB de CV	12,334	32

CONSUMER DISCRETIONARY 0.8%
Grupo Televisa SAB	92,863	98
Wal-Mart de Mexico SAB de CV	146,060	584

		682

CONSUMER STAPLES 0.8%
Arca Continental SAB de CV	15,594	142
Coca-Cola Femsa SAB de CV	24,507	197
Gruma SAB de CV 'B'	8,154	120
Grupo Bimbo SAB de CV 'A'	18,664	94
Kimberly-Clark de Mexico SAB de CV 'A'	51,318	108

		661

FINANCIALS 0.3%
Grupo Elektra SAB de CV	696	39
Grupo Financiero Banorte SAB de CV	30,800	260

		299

INDUSTRIALS 0.3%
Alfa SAB de CV 'A'	92,025	58
Grupo Aeroportuario del Pacifico SAB de CV	6,415	125
Grupo Aeroportuario del Sureste SAB de CV	2,055	63

		246

MATERIALS 0.6%
Alpek SAB de CV	16,265	18
Cemex SAB de CV (a)	121,100	66
Grupo Mexico SAB de CV 'B'	72,190	342

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Orbia Advance Corp. SAB de CV	31,656	69

		495

Total Mexico		2,415

PHILIPPINES 0.6%
COMMUNICATION SERVICES 0.2%
Globe Telecom, Inc.	1,263	43
PLDT, Inc.	3,155	83

		126

CONSUMER DISCRETIONARY 0.0%
Jollibee Foods Corp.	4,520	19

CONSUMER STAPLES 0.1%
Universal Robina Corp.	17,220	46

ENERGY 0.0%
DMCI Holdings, Inc.	47,900	10
Semirara Mining & Power Corp.	27,200	16

		26

FINANCIALS 0.1%
Bank of the Philippine Islands	17,903	34
BDO Unibank, Inc.	19,800	47
Metropolitan Bank & Trust Co.	38,252	41

		122

INDUSTRIALS 0.2%
GT Capital Holdings, Inc.	1,170	11
International Container Terminal Services, Inc.	20,050	79
SM Investments Corp.	2,040	33

		123

UTILITIES 0.0%
ACEN Corp.	3,420	0
Manila Electric Co.	6,560	38

		38

Total Philippines		500

POLAND 0.4%
COMMUNICATION SERVICES 0.1%
Cyfrowy Polsat SA	7,275	28
Orange Polska SA	25,209	40

		68

FINANCIALS 0.2%
Powszechny Zaklad Ubezpieczen SA	15,410	126

MATERIALS 0.0%
Jastrzebska Spolka Weglowa SA (a)	2,652	29
KGHM Polska Miedz SA	1	0

		29

UTILITIES 0.1%
Enea SA (a)	5,947	9
PGE Polska Grupa Energetyczna SA (a)	29,733	43
Tauron Polska Energia SA (a)	64,328	29

		81

Total Poland		304

RUSSIA 0.0%
CONSUMER STAPLES 0.0%
Magnit PJSC «(a)	2,673	0

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

ENERGY 0.0%
Gazprom Neft PJSC «	13,620	0
Gazprom PJSC «	635,130	0
LUKOIL PJSC «	15,703	0
Novatek PJSC «	21,924	0
Rosneft Oil Co. PJSC «	66,050	0
Surgutneftegas PJSC «	701,700	0
Tatneft PJSC «	19,086	0

		0

FINANCIALS 0.0%
Sberbank of Russia PJSC «(a)	117,340	0
VTB Bank PJSC «(a)	598,992,500	1

		1

MATERIALS 0.0%
Magnitogorsk Iron & Steel Works PJSC «	160,600	0
MMC Norilsk Nickel PJSC «	1,269	0
Novolipetsk Steel PJSC «	88,470	0
Severstal PAO «	17,344	0

		0

UTILITIES 0.0%
Inter RAO UES PJSC «	1,587,500	0
Russia's Federal Grid Co. «	22,174,692	0

		0

Total Russia		1

SAUDI ARABIA 2.7%
COMMUNICATION SERVICES 0.5%
Mobile Telecommunications Co. Saudi Arabia (a)	17,581	61
Saudi Telecom Co.	32,788	351

		412

CONSUMER DISCRETIONARY 0.1%
Jarir Marketing Co.	1,614	70

CONSUMER STAPLES 0.2%
Abdullah Al Othaim Markets Co.	941	32
Almarai Co. JSC	4,022	61
Nahdi Medical Co.	722	36
Savola Group (a)	3,251	24

		153

ENERGY 0.5%
Saudi Arabian Oil Co.	50,769	438

FINANCIALS 0.1%
Bupa Arabia for Cooperative Insurance Co.	1,047	48
Saudi Industrial Investment Group	7,279	49
Saudi Investment Bank	5,745	25

		122

HEALTH CARE 0.1%
Dr Sulaiman Al Habib Medical Services Group Co.	1,069	83

INFORMATION TECHNOLOGY 0.0%
Arabian Internet & Communications Services Co. (a)	408	27

MATERIALS 1.1%
Advanced Petrochemical Co.	3,062	39
SABIC Agri-Nutrients Co.	2,428	83
Sahara International Petrochemical Co.	4,951	50
Saudi Arabian Mining Co. (a)	8,875	153
Saudi Basic Industries Corp.	18,163	438
Saudi Kayan Petrochemical Co. (a)	14,210	46

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Yanbu National Petrochemical Co.	8,880	100

		909

REAL ESTATE 0.0%
Dar Al Arkan Real Estate Development Co. (a)	4,227	18

UTILITIES 0.1%
ACWA Power Co. (a)	1,254	47
Saudi Electricity Co.	8,284	52

		99

Total Saudi Arabia		2,331

SINGAPORE 0.0%
FINANCIALS 0.0%
BOC Aviation Ltd.	4,800	37

Total Singapore		37

SOUTH AFRICA 3.8%
COMMUNICATION SERVICES 0.5%
MTN Group Ltd.	41,284	296
Telkom SA SOC Ltd. (a)	22,860	46
Vodacom Group Ltd.	10,853	74

		416

CONSUMER DISCRETIONARY 0.6%
Foschini Group Ltd.	1	0
Mr Price Group Ltd.	5,649	46
Naspers Ltd. 'N'	2,077	385
Truworths International Ltd.	15,127	45

		476

CONSUMER STAPLES 0.6%
Bid Corp. Ltd.	7,129	160
Pick n Pay Stores Ltd.	10,313	24
Shoprite Holdings Ltd.	11,861	148
SPAR Group Ltd.	11,830	94
Tiger Brands Ltd.	1,897	21
Woolworths Holdings Ltd.	22,829	82

		529

ENERGY 0.1%
Exxaro Resources Ltd.	9,759	102

FINANCIALS 0.5%
Absa Group Ltd.	10,435	107
FirstRand Ltd.	62,848	213
Nedbank Group Ltd.	1	0
Standard Bank Group Ltd.	14,374	139

		459

HEALTH CARE 0.1%
Aspen Pharmacare Holdings Ltd.	5,492	57
Life Healthcare Group Holdings Ltd.	23,231	25
Netcare Ltd.	1	0

		82

INDUSTRIALS 0.2%
AVI Ltd.	7,248	29
Barloworld Ltd.	4,553	23
Bidvest Group Ltd.	5,852	83
Motus Holdings Ltd.	5,474	30

		165

INFORMATION TECHNOLOGY 0.1%
MultiChoice Group	9,205	64

MATERIALS 1.1%
African Rainbow Minerals Ltd.	679	9
Anglo American Platinum Ltd.	976	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

AngloGold Ashanti Ltd.	7,965	194
Gold Fields Ltd.	13,745	184
Impala Platinum Holdings Ltd.	12,720	117
Kumba Iron Ore Ltd.	2,056	52
Sappi Ltd.	21,031	54
Sasol Ltd.	14,978	203
Sibanye Stillwater Ltd.	43,731	90

		955

Total South Africa		3,248

SOUTH KOREA 13.2%
COMMUNICATION SERVICES 1.2%
KT Corp.	14,776	334
LG Uplus Corp.	10,889	91
NCSoft Corp.	162	46
Samsung SDI Co. Ltd.	503	286
SK Telecom Co. Ltd.	6,669	247

		1,004

CONSUMER DISCRETIONARY 3.9%
Coway Co. Ltd.	1,803	73
E-MART, Inc.	1,308	106
Hankook Tire & Technology Co. Ltd.	3,032	81
Hanwha Galleria Co. Ltd. (a)	437	1
HL Mando Co. Ltd.	1,256	44
Hyundai Department Store Co. Ltd.	740	31
Hyundai Mobis Co. Ltd.	2,215	368
Hyundai Motor Co.	7,256	1,032
Hyundai Wia Corp.	984	43
Kia Corp.	14,415	900
LG Electronics, Inc.	6,440	575
Lotte Shopping Co. Ltd.	732	46
Shinsegae, Inc.	294	49

		3,349

CONSUMER STAPLES 0.6%
Amorepacific Corp.	337	36
Amorepacific Group	928	27
CJ CheilJedang Corp. (a)	494	124
GS Retail Co. Ltd.	816	18
KT&G Corp.	3,502	225
LG H&H Co. Ltd.	213	98

		528

ENERGY 0.6%
HD Hyundai Co. Ltd.	1,894	84
S-Oil Corp.	370	23
SK Innovation Co. Ltd. (a)	2,777	385

		492

FINANCIALS 1.5%
BNK Financial Group, Inc.	14,156	71
DB Insurance Co. Ltd.	1,522	87
DGB Financial Group, Inc.	7,647	41
Hana Financial Group, Inc.	2,999	94
Hanwha Life Insurance Co. Ltd.	12,864	24
Hyundai Marine & Fire Insurance Co. Ltd.	3,815	99
Industrial Bank of Korea	14,091	110
KB Financial Group, Inc.	2,971	108
Meritz Financial Group, Inc.	1,113	33
Samsung Card Co. Ltd.	639	15
Samsung Fire & Marine Insurance Co. Ltd.	862	136
Samsung Life Insurance Co. Ltd.	2,362	114
Shinhan Financial Group Co. Ltd.	6,326	172
Woori Financial Group, Inc.	25,218	222

		1,326

HEALTH CARE 0.1%
Celltrion, Inc.	918	106

INDUSTRIALS 2.0%
CJ Corp.	448	36
CJ Logistics Corp.	739	45
Daewoo Engineering & Construction Co. Ltd. (a)	9,187	29
DL E&C Co. Ltd.	1,596	40

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Doosan Co. Ltd.	1,413	107
GS Engineering & Construction Corp.	4,613	74
GS Holdings Corp.	1,867	58
Hanwha Aerospace Co. Ltd.	326	25
Hanwha Corp.	2,677	54
HDC Hyundai Development Co-Engineering & Construction	1,606	14
Hyundai Engineering & Construction Co. Ltd.	4,301	121
Hyundai Glovis Co. Ltd.	1,165	142
LG Corp.	1,856	118
LG Display Co. Ltd.	18,211	231
LG Energy Solution Ltd. (a)	237	107
Lotte Corp	820	18
LS Corp.	1,062	65
LX International Corp.	2,739	61
Posco International Corp.	5,349	92
Samsung C&T Corp.	592	49
SK Networks Co. Ltd.	5,688	20
SK, Inc.	1,397	186

		1,692

INFORMATION TECHNOLOGY 0.3%
Samsung Electro-Mechanics Co. Ltd.	1,914	226
Samsung SDS Co. Ltd.	155	14

		240

MATERIALS 2.6%
Dongkuk Steel Mill Co. Ltd.	5,451	51
Hanwha Solutions Corp. (a)	387	16
Hyundai Steel Co.	4,922	132
KCC Corp.	202	35
Kolon Industries, Inc.	908	31
Korea Zinc Co. Ltd.	328	140
Kumho Petrochemical Co. Ltd.	100	11
LG Chem Ltd.	479	263
Lotte Chemical Corp.	1,230	181
POSCO Holdings, Inc.	4,736	1,340
Young Poong Corp.	37	16

		2,216

UTILITIES 0.4%
Korea Electric Power Corp.	16,532	229
Korea Gas Corp.	3,884	81

		310

Total South Korea		11,263

TAIWAN 15.0%
COMMUNICATION SERVICES 0.8%
Chunghwa Telecom Co. Ltd.	114,000	448
Far EasTone Telecommunications Co. Ltd.	57,000	141
Taiwan Mobile Co. Ltd.	32,000	106

		695

CONSUMER DISCRETIONARY 0.9%
Cheng Shin Rubber Industry Co. Ltd.	33,000	40
China Motor Corp.	14,000	30
Eclat Textile Co. Ltd.	4,000	65
Feng TAY Enterprise Co. Ltd.	12,000	76
Giant Manufacturing Co. Ltd.	6,000	35
Hotai Motor Co. Ltd.	2,000	42
Kinpo Electronics	57,000	25
Lite-On Technology Corp.	67,000	161
Nien Made Enterprise Co. Ltd.	2,000	22
Pou Chen Corp.	66,000	68
President Chain Store Corp.	14,000	124
Ruentex Industries Ltd.	16,800	31
Yulon Motor Co. Ltd.	15,509	38

		757

CONSUMER STAPLES 0.2%
Great Wall Enterprise Co. Ltd.	14,008	24

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Uni-President Enterprises Corp.	64,000	151

		175

ENERGY 0.1%
Formosa Petrochemical Corp.	20,000	56

FINANCIALS 3.0%
Cathay Financial Holding Co. Ltd.	252,200	347
Chailease Holding Co. Ltd.	14,000	103
Chang Hwa Commercial Bank Ltd.	133,600	76
China Development Financial Holding Corp.	398,096	165
CTBC Financial Holding Co. Ltd.	423,000	305
E.Sun Financial Holding Co. Ltd.	223,348	186
First Financial Holding Co. Ltd.	185,699	162
Fubon Financial Holding Co. Ltd.	143,437	267
Hua Nan Financial Holdings Co. Ltd. 'C'	129,503	95
Mega Financial Holding Co. Ltd.	203,500	220
Shanghai Commercial & Savings Bank Ltd.	45,712	71
Shin Kong Financial Holding Co. Ltd.	156,307	43
SinoPac Financial Holdings Co. Ltd.	225,104	123
Taishin Financial Holding Co. Ltd.	224,656	123
Taiwan Business Bank	150,143	66
Taiwan Cooperative Financial Holding Co. Ltd.	148,996	128
Yuanta Financial Holding Co. Ltd.	76,000	56

		2,536

INDUSTRIALS 2.9%
Catcher Technology Co. Ltd.	11,000	69
Chicony Electronics Co. Ltd.	15,000	47
Delta Electronics, Inc.	42,000	417
Far Eastern New Century Corp.	89,000	92
General Interface Solution Holding Ltd.	16,000	43
Hiwin Technologies Corp. (a)	3,000	25
Hon Hai Precision Industry Co. Ltd.	321,600	1,101
Largan Precision Co. Ltd.	2,290	164
Pegatron Corp.	51,000	117
Radiant Opto-Electronics Corp.	10,000	36
Supreme Electronics Co. Ltd.	25,593	38
Synnex Technology International Corp.	48,000	97
Taiwan Glass Industry Corp. (a)	12,000	8
Taiwan High Speed Rail Corp.	28,000	28
Teco Electric & Machinery Co. Ltd.	44,000	62
Tripod Technology Corp.	8,000	29
Walsin Lihwa Corp.	32,000	51
WPG Holdings Ltd.	48,560	80

		2,504

INFORMATION TECHNOLOGY 5.6%
Accton Technology Corp.	9,000	95
Acer, Inc.	131,000	121
Advantech Co. Ltd.	8,291	101
ASE Technology Holding Co. Ltd. (a)	117,000	434
Asustek Computer, Inc.	29,000	260
AUO Corp.	419,600	255
Compal Electronics, Inc.	148,000	123
Compeq Manufacturing Co. Ltd.	13,000	20
FLEXium Interconnect, Inc. (a)	3,000	10
Foxconn Technology Co. Ltd.	25,000	46
Innolux Corp.	559,455	268
Inventec Corp.	103,000	108
Macronix International Co. Ltd.	49,000	57
MediaTek, Inc.	24,000	622
Micro-Star International Co. Ltd.	28,000	133
Mitac Holdings Corp.	29,000	26
Nan Ya Printed Circuit Board Corp.	4,000	38
Novatek Microelectronics Corp.	7,000	99
Powertech Technology, Inc.	25,000	75
Primax Electronics Ltd. (a)	16,000	32
Qisda Corp.	29,000	30
Quanta Computer, Inc.	77,000	226
Realtek Semiconductor Corp.	10,000	128
Silicon Motion Technology Corp. ADR	962	63
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	929
United Microelectronics Corp.	103,000	180
Wistron Corp.	99,347	137
WT Microelectronics Co. Ltd.	18,000	40
Yageo Corp.	3,000	52

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Zhen Ding Technology Holding Ltd.	23,000	87

		4,795

MATERIALS 1.4%
Asia Cement Corp.	42,000	60
China Steel Corp.	277,000	281
Eternal Materials Co. Ltd.	33,300	34
Formosa Chemicals & Fibre Corp.	38,000	86
Formosa Plastics Corp.	76,000	230
Nan Ya Plastics Corp.	81,000	206
Taiwan Cement Corp.	155,553	186
Taiwan Fertilizer Co. Ltd.	10,000	19
Tung Ho Steel Enterprise Corp.	19,020	35
YFY, Inc.	38,000	33

		1,170

REAL ESTATE 0.1%
Farglory Land Development Co. Ltd.	10,000	19
Highwealth Construction Corp.	23,906	32
Ruentex Development Co. Ltd.	27,200	32

		83

Total Taiwan		12,771

THAILAND 5.1%
COMMUNICATION SERVICES 0.5%
Advanced Info Service PCL	42,800	265
Digital Telecommunications Infrastructure Fund 'F'	182,300	68
Jasmine International PCL (a)	365,700	23
True Corp. PCL	266,235	65

		421

CONSUMER DISCRETIONARY 0.1%
Central Retail Corp. PCL	35,800	47
Home Product Center PCL	77,500	33
Sri Trang Agro-Industry PCL	34,900	23

		103

CONSUMER STAPLES 0.7%
Berli Jucker PCL	21,800	25
Charoen Pokphand Foods PCL	192,600	119
CP ALL PCL	150,200	273
Thai Beverage PCL	225,000	107
Thai Union Group PCL 'F'	228,600	94

		618

ENERGY 1.1%
Bangchak Corp. PCL	101,400	92
Esso Thailand PCL	117,100	30
PTT Exploration & Production PCL	22,700	100
PTT PCL	559,300	516
Star Petroleum Refining PCL	236,100	75
Thai Oil PCL	57,000	87

		900

FINANCIALS 0.6%
Bangkok Bank PCL	34,600	153
Kasikornbank PCL	1	0
Krung Thai Bank PCL	303,500	147
Thanachart Capital PCL	72,000	97
Tisco Financial Group PCL	23,800	70
TMBThanachart Bank PCL	1,188,100	49

		516

HEALTH CARE 0.5%
Bangkok Dusit Medical Services PCL 'F'	287,400	248
Bumrungrad Hospital PCL	17,300	115
Sri Trang Gloves Thailand PCL	70,700	21

		384

INDUSTRIALS 0.4%
Airports of Thailand PCL	76,300	159
Bangkok Expressway & Metro PCL	32,000	8

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Delta Electronics Thailand PCL	5,400	181

		348

INFORMATION TECHNOLOGY 0.1%
Fabrinet (a)	750	89
Hana Microelectronics PCL	6,600	10

		99

MATERIALS 0.6%
IRPC PCL	961,000	74
PTT Global Chemical PCL	114,400	153
Siam Cement PCL	32,400	299

		526

REAL ESTATE 0.4%
Central Pattana PCL	31,600	64
Jasmine Broadband Internet Infrastructure Fund	263,800	55
Land & Houses PCL	571,600	165
Sansiri PCL	1	0
Supalai PCL	62,300	40

		324

UTILITIES 0.1%
Electricity Generating PCL	8,500	39
Gulf Energy Development PCL	29,300	45
Ratch Group PCL	23,550	27

		111

Total Thailand		4,350

TURKEY 1.6%
COMMUNICATION SERVICES 0.1%
Turk Telekomunikasyon AS	16,583	14
Turkcell Iletisim Hizmetleri AS	70,424	118

		132

CONSUMER DISCRETIONARY 0.3%
Arcelik AS	10,668	65
Dogan Sirketler Grubu Holding AS (a)	17,464	8
Ford Otomotiv Sanayi AS	2,386	73
Tofas Turk Otomobil Fabrikasi AS	3,759	37
Turkiye Sise ve Cam Fabrikalari AS	36,985	82
Vestel Elektronik Sanayi ve Ticaret AS (a)	13,658	34

		299

CONSUMER STAPLES 0.4%
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,652	66
BIM Birlesik Magazalar AS	30,959	240
Coca-Cola Icecek AS	1,952	21

		327

ENERGY 0.1%
Aygaz AS	1	0
Turkiye Petrol Rafinerileri AS	1,575	44

		44

FINANCIALS 0.2%
Akbank TAS	39,954	35
Is Yatirim Menkul Degerler AS	21,201	48
Turkiye Halk Bankasi AS (a)	45,786	26
Turkiye Is Bankasi AS 'C'	45,661	31
Yapi ve Kredi Bankasi AS	42,333	21

		161

INDUSTRIALS 0.4%
AG Anadolu Grubu Holding AS	5,852	28
Aselsan Elektronik Sanayi Ve Ticaret AS	9,797	26
Enka Insaat ve Sanayi AS	59,272	91
Haci Omer Sabanci Holding AS	16,280	34
KOC Holding AS	12,559	50
Tekfen Holding AS	24,272	41

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Turk Hava Yollari AO (a)	5,297	33

		303

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	20,063	37
Petkim Petrokimya Holding AS (a)	47,611	35

		72

UTILITIES 0.0%
Enerjisa Enerji AS	11,242	16

Total Turkey		1,354

UNITED STATES 0.2%
MATERIALS 0.2%
Southern Copper Corp.	1,904	145

Total United States		145

Total Common Stocks (Cost $80,551)		81,094

PREFERRED STOCKS 3.9%
BRAZIL 3.7%
ENERGY 2.6%
Petroleo Brasileiro SA	477,598	2,210

FINANCIALS 0.1%
Banco do Estado do Rio Grande do Sul SA	22,248	44

MATERIALS 0.7%
Braskem SA	26,690	102
Gerdau SA	44,479	222
Metalurgica Gerdau SA	92,292	215
Usinas Siderurgicas de Minas Gerais SA	84,900	122

		661

UTILITIES 0.3%
Cia de Transmissao de Energia Eletrica Paulista	16,921	72
Cia Energetica de Minas Gerais	104,490	236

		308

Total Brazil		3,223

CHILE 0.2%
CONSUMER STAPLES 0.0%
Embotelladora Andina SA	7,687	20

MATERIALS 0.2%
Sociedad Quimica y Minera de Chile SA	1,799	144

Total Chile		164

RUSSIA 0.0%
ENERGY 0.0%
Bashneft PJSC «	2,929	0
Transneft PJSC «(c)	22	0

		0

Total Russia		0

Total Preferred Stocks (Cost $3,035)		3,387

REAL ESTATE INVESTMENT TRUSTS 0.1%
MEXICO 0.0%
REAL ESTATE 0.0%
Fibra Uno Administracion SA de CV	10,500	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Total Mexico		15

SOUTH AFRICA 0.0%
REAL ESTATE 0.0%
Growthpoint Properties Ltd.	23,947	18

Total South Africa		18

TURKEY 0.1%
REAL ESTATE 0.1%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	66,450	21

Total Turkey		21

Total Real Estate Investment Trusts (Cost $55)		54

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.4%		304

Total Short-Term Instruments (Cost $304)		304

Total Investments in Securities (Cost $83,945)		84,839

INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
PIMCO Government Money Market Fund 4.950% (b)(c)(d)	5,788	6

Total Short-Term Instruments (Cost $6)		6

Total Investments in Affiliates (Cost $6)		6

Total Investments 99.4% (Cost $83,951)		$84,845
Other Assets and Liabilities, net 0.6%		520

Net Assets 100.0%		$85,365

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
(b)	Institutional Class Shares of each Fund.
(c)	Securities with an aggregate market value of $6 were out on loan in exchange for $6 of cash collateral as of March 31, 2023.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$304	U.S. Treasury Notes 2.250% due 10/31/2024		$(310)	$304	$304

Total Repurchase Agreements							$(310)	$304	$304

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
Brazil
	Communication Services				$200	$0	$0	$200
	Consumer Discretionary				24	0	0	24
	Consumer Staples				604	0	0	604
	Energy				492	0	0	492
	Financials				417	0	0	417
	Health Care				38	0	0	38
	Industrials				309	0	0	309
	Materials				1,303	0	0	1,303
	Utilities				378	0	0	378
Chile
	Consumer Staples				99	75	0	174
	Energy				41	0	0	41
	Financials				209	0	0	209
	Materials				28	0	0	28
	Utilities				170	0	0	170
China
	Communication Services				812	574	0	1,386
	Consumer Discretionary				2,272	919	0	3,191
	Consumer Staples				484	1,130	0	1,614
	Energy				0	2,661	0	2,661
	Financials				0	3,334	0	3,334
	Health Care				0	810	0	810
	Industrials				390	2,427	0	2,817
	Information Technology				0	1,051	0	1,051
	Materials				0	1,727	0	1,727
	Real Estate				61	1,799	12	1,872
	Utilities				0	1,003	0	1,003
Greece
	Communication Services				0	84	0	84
	Consumer Discretionary				0	91	0	91
	Energy				0	17	0	17
	Financials				0	200	0	200
	Industrials				32	0	0	32
	Utilities				0	42	0	42
Hong Kong
	Consumer Staples				129	59	0	188
	Energy				0	106	0	106
	Financials				0	475	0	475
	Industrials				0	81	0	81
	Materials				0	28	0	28

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Real Estate	0	89	0	89
Utilities	0	248	0	248
India
Communication Services	0	241	0	241
Consumer Discretionary	0	738	0	738
Consumer Staples	0	1,363	0	1,363
Energy	0	930	0	930
Financials	0	3,457	0	3,457
Health Care	0	537	0	537
Industrials	46	479	0	525
Information Technology	0	1,760	0	1,760
Materials	0	1,176	0	1,176
Utilities	0	682	0	682
Indonesia
Communication Services	0	371	0	371
Consumer Staples	34	143	0	177
Energy	0	182	0	182
Financials	0	840	0	840
Health Care	0	52	0	52
Materials	0	58	0	58
Utilities	0	35	0	35
Malaysia
Communication Services	0	144	0	144
Consumer Discretionary	0	111	0	111
Consumer Staples	34	104	0	138
Energy	27	39	0	66
Financials	0	710	0	710
Health Care	0	216	0	216
Industrials	0	149	0	149
Materials	0	111	0	111
Utilities	0	72	0	72
Mexico
Communication Services	32	0	0	32
Consumer Discretionary	682	0	0	682
Consumer Staples	661	0	0	661
Financials	299	0	0	299
Industrials	246	0	0	246
Materials	495	0	0	495
Philippines
Communication Services	0	126	0	126
Consumer Discretionary	0	19	0	19
Consumer Staples	0	46	0	46
Energy	0	26	0	26
Financials	0	122	0	122
Industrials	0	123	0	123
Utilities	0	38	0	38
Poland
Communication Services	0	68	0	68
Financials	0	126	0	126
Materials	0	29	0	29
Utilities	0	81	0	81
Russia
Financials	0	0	1	1
Saudi Arabia
Communication Services	0	412	0	412
Consumer Discretionary	0	70	0	70
Consumer Staples	0	153	0	153
Energy	0	438	0	438
Financials	48	74	0	122
Health Care	0	83	0	83
Information Technology	0	27	0	27
Materials	0	909	0	909
Real Estate	0	18	0	18
Utilities	0	99	0	99
Singapore
Financials	0	37	0	37
South Africa
Communication Services	120	296	0	416
Consumer Discretionary	46	430	0	476
Consumer Staples	287	242	0	529
Energy	0	102	0	102
Financials	0	459	0	459
Health Care	25	57	0	82
Industrials	136	29	0	165
Information Technology	64	0	0	64
Materials	63	892	0	955
South Korea
Communication Services	0	1,004	0	1,004
Consumer Discretionary	1	3,348	0	3,349
Consumer Staples	0	528	0	528
Energy	0	492	0	492
Financials	0	1,326	0	1,326
Health Care	0	106	0	106
Industrials	0	1,692	0	1,692

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Information Technology	0	240	0	240
Materials	16	2,200	0	2,216
Utilities	0	310	0	310
Taiwan
Communication Services	0	695	0	695
Consumer Discretionary	0	757	0	757
Consumer Staples	0	175	0	175
Energy	0	56	0	56
Financials	0	2,536	0	2,536
Industrials	0	2,504	0	2,504
Information Technology	63	4,732	0	4,795
Materials	0	1,170	0	1,170
Real Estate	0	83	0	83
Thailand
Communication Services	0	421	0	421
Consumer Discretionary	0	103	0	103
Consumer Staples	0	618	0	618
Energy	0	900	0	900
Financials	0	516	0	516
Health Care	0	384	0	384
Industrials	0	348	0	348
Information Technology	89	10	0	99
Materials	0	526	0	526
Real Estate	0	324	0	324
Utilities	0	111	0	111
Turkey
Communication Services	0	132	0	132
Consumer Discretionary	82	217	0	299
Consumer Staples	21	306	0	327
Energy	0	44	0	44
Financials	26	135	0	161
Industrials	28	275	0	303
Materials	0	72	0	72
Utilities	16	0	0	16
United States
Materials	145	0	0	145
Preferred Stocks
Brazil
Energy	2,210	0	0	2,210
Financials	44	0	0	44
Materials	661	0	0	661
Utilities	308	0	0	308
Chile
Consumer Staples	20	0	0	20
Materials	0	144	0	144
Real Estate Investment Trusts
Mexico
Real Estate	15	0	0	15
South Africa
Real Estate	18	0	0	18
Turkey
Real Estate	0	21	0	21
Short-Term Instruments
Repurchase Agreements	0	304	0	304

	$15,600	$69,226	$13	$84,839
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	6	0	0	6

Total Investments	$15,606	$69,226	$13	$84,845

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

w

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
COMMON STOCKS 96.4%
AUSTRALIA 5.0%
COMMUNICATION SERVICES 0.1%
carsales.com Ltd.	1,982	$30
Nine Entertainment Co. Holdings Ltd.	7,072	9
REA Group Ltd.	858	80
SEEK Ltd.	2,676	43

		162

CONSUMER DISCRETIONARY 0.5%
Aristocrat Leisure Ltd.	3,621	91
Breville Group Ltd.	2,031	26
Domino's Pizza Enterprises Ltd.	1,345	45
Flight Centre Travel Group Ltd. (a)	2,714	34
Harvey Norman Holdings Ltd.	12,628	30
Super Retail Group Ltd.	5,620	48
Tabcorp Holdings Ltd.	11,049	7
Viva Energy Group Ltd.	24,034	49
Wesfarmers Ltd.	11,248	380

		710

CONSUMER STAPLES 0.5%
Blackmores Ltd.	494	23
Coles Group Ltd.	13,453	163
GrainCorp Ltd. 'A'	10,752	50
Metcash Ltd.	28,821	75
Woolworths Group Ltd.	13,938	354

		665

ENERGY 0.4%
Ampol Ltd.	4,732	96
New Hope Corp. Ltd.	3,147	12
Santos Ltd.	8,582	40
Whitehaven Coal Ltd.	14,405	65
Woodside Energy Group Ltd.	9,127	204
WorleyParsons Ltd.	6,507	63

		480

FINANCIALS 0.8%
AMP Ltd.	74,204	52
ASX Ltd.	695	30
Bank of Queensland Ltd.	7,557	33
Bendigo & Adelaide Bank Ltd.	6,926	40
Challenger Ltd.	3,017	13
Insurance Australia Group Ltd.	12,504	39
McMillan Shakespeare Ltd.	1,406	14
National Australia Bank Ltd.	14,593	272
NIB Holdings Ltd.	6,773	32
Perpetual Ltd.	1,937	29
QBE Insurance Group Ltd.	11,751	115
Suncorp Group Ltd.	29,472	240
Westpac Banking Corp.	7,915	115

		1,024

HEALTH CARE 0.5%
Ansell Ltd.	1,605	28
Cochlear Ltd.	283	45
CSL Ltd.	2,306	447
Medibank Pvt Ltd.	52,804	119
Sonic Healthcare Ltd.	2,543	60

		699

INDUSTRIALS 0.5%
ALS Ltd.	1,760	15

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Aurizon Holdings Ltd.	43,752	98
Brambles Ltd.	20,944	189
Computershare Ltd.	3,918	57
Downer EDI Ltd.	11,202	26
Monadelphous Group Ltd.	1,401	12
Qantas Airways Ltd. (a)	11,319	50
Reece Ltd.	2,545	30
Transurban Group	16,147	154

		631

INFORMATION TECHNOLOGY 0.0%
WiseTech Global Ltd.	894	39

MATERIALS 1.4%
BHP Group Ltd.	17,477	553
BlueScope Steel Ltd.	7,670	104
Champion Iron Ltd.	2,823	14
CSR Ltd.	13,299	42
Fortescue Metals Group Ltd.	27,648	416
IGO Ltd.	5,683	49
Iluka Resources Ltd.	5,621	40
Incitec Pivot Ltd.	37,150	78
Mineral Resources Ltd.	1,131	61
Newcrest Mining Ltd.	5,111	91
Northern Star Resources Ltd.	6,854	56
Nufarm Ltd.	3,079	12
Orica Ltd.	3,728	38
Rio Tinto Ltd.	4,506	362
Sims Ltd.	6,220	65

		1,981

REAL ESTATE 0.0%
Lendlease Corp. Ltd.	8,080	39

UTILITIES 0.3%
AGL Energy Ltd.	22,845	123
APA Group	7,551	51
Origin Energy Ltd.	43,333	242

		416

Total Australia		6,846

AUSTRIA 0.3%
ENERGY 0.1%
OMV AG	2,209	101

FINANCIALS 0.0%
UNIQA Insurance Group AG	5,275	45

INDUSTRIALS 0.1%
Andritz AG	876	59

MATERIALS 0.1%
Mayr Melnhof Karton AG (a)	217	36
voestalpine AG	2,590	88

		124

REAL ESTATE 0.0%
CA Immobilien Anlagen AG	1,656	45

UTILITIES 0.0%
Verbund AG	423	37

Total Austria		411

BELGIUM 0.5%
COMMUNICATION SERVICES 0.1%
Proximus SADP	4,182	40
Telenet Group Holding NV	1,575	36

		76

CONSUMER DISCRETIONARY 0.1%
D'ieteren SA	385	75

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

CONSUMER STAPLES 0.1%
Anheuser-Busch InBev SA NV	1,502	100
Etablissements Franz Colruyt NV	2,041	60
Lotus Bakeries NV	5	35

		195

FINANCIALS 0.1%
Ageas SA	1,027	44
Gimv NV	581	28
KBC Group NV	959	66

		138

HEALTH CARE 0.1%
UCB SA	892	80

INDUSTRIALS 0.0%
Ackermans & Van Haaren NV	234	39
Euronav NV	1,268	21

		60

INFORMATION TECHNOLOGY 0.0%
Barco NV	1,998	60

MATERIALS 0.0%
Solvay SA	398	45

Total Belgium		729

CANADA 6.9%
COMMUNICATION SERVICES 0.5%
BCE, Inc.	5,394	242
Cineplex, Inc. (a)	4,257	28
Cogeco Communications, Inc.	519	25
Quebecor, Inc. 'B'	1,992	49
Rogers Communications, Inc. 'B'	2,428	113
Shaw Communications, Inc. 'B'	4,084	122
TELUS Corp.	5,902	117

		696

CONSUMER DISCRETIONARY 1.2%
BRP, Inc.	500	39
Canadian Tire Corp. Ltd. 'A'	1,251	163
Dollarama, Inc.	2,559	153
Gildan Activewear, Inc.	1,547	52
Linamar Corp.	600	29
Lululemon Athletica, Inc. (a)	550	200
Magna International, Inc.	8,546	458
Restaurant Brands International, Inc.	2,924	196
Thomson Reuters Corp.	2,291	298
Uni-Select, Inc. (a)	596	21

		1,609

CONSUMER STAPLES 0.7%
Alimentation Couche-Tard, Inc.	4,000	201
Empire Co. Ltd. 'A'	4,721	127
George Weston Ltd.	1,243	165
Loblaw Cos., Ltd.	2,308	210
Maple Leaf Foods, Inc.	1,284	25
Metro, Inc.	2,522	139
North West Co., Inc.	1,333	37
Premium Brands Holdings Corp.	498	37
Saputo, Inc.	2,995	77

		1,018

ENERGY 1.3%
ARC Resources Ltd.	11,406	129
Birchcliff Energy Ltd.	5,691	32
Canadian Natural Resources Ltd.	3,192	177
Canadian Solar, Inc. (a)	506	20
Cenovus Energy, Inc.	5,800	101
Crescent Point Energy Corp.	38,633	273
Enerplus Corp.	5,215	75
Gibson Energy, Inc.	3,492	56
Imperial Oil Ltd.	4,825	245

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

MEG Energy Corp. (a)	5,977	96
Peyto Exploration & Development Corp.	5,657	51
Precision Drilling Corp. (a)	596	31
Suncor Energy, Inc.	11,940	371
Teekay Tankers Ltd. 'A' (a)	471	20
Tourmaline Oil Corp.	130	5
Whitecap Resources, Inc.	13,926	108

		1,790

FINANCIALS 0.7%
Canadian Imperial Bank of Commerce	1,534	65
CI Financial Corp.	5,557	53
Element Fleet Management Corp.	1,500	20
Fairfax Financial Holdings Ltd.	375	249
Great-West Lifeco, Inc.	1,817	48
Home Capital Group, Inc.	1,489	45
IA Financial Corp., Inc.	700	44
IGM Financial, Inc.	1,307	39
Intact Financial Corp.	1,150	165
Manulife Financial Corp.	5,700	105
Onex Corp.	696	33
Power Corp. of Canada	4,206	107
TMX Group Ltd.	100	10

		983

INDUSTRIALS 0.9%
Aecon Group, Inc.	3,377	34
Air Canada (a)	1,000	14
Bombardier, Inc. (a)	600	33
Boyd Group Services, Inc.	400	64
Canadian National Railway Co.	1,856	219
Canadian Pacific Railway Ltd.	4,706	362
Celestica, Inc. (a)	5,477	71
Finning International, Inc.	2,827	70
GFL Environmental, Inc.	1,100	38
Ritchie Bros Auctioneers, Inc.	895	50
Russel Metals, Inc.	1,677	43
TFI International, Inc.	1,042	124
Toromont Industries Ltd.	1,202	99
Westshore Terminals Investment Corp.	2,679	54

		1,275

INFORMATION TECHNOLOGY 0.4%
CGI, Inc. (a)	2,375	229
Constellation Software, Inc.	56	105
Lightspeed Commerce, Inc. (a)	1,700	26
Lumine Group, Inc. (a)	162	2
Open Text Corp.	1,091	42
Shopify, Inc. 'A' (a)	3,600	172

		576

MATERIALS 0.7%
Eldorado Gold Corp. (a)	5,325	55
First Quantum Minerals Ltd.	4,242	97
Franco-Nevada Corp.	772	113
Interfor Corp. (a)	1,854	30
Methanex Corp.	1,929	90
Stelco Holdings, Inc.	1,567	61
Teck Resources Ltd. 'B'	7,017	256
Transcontinental, Inc. 'A'	2,666	28
West Fraser Timber Co. Ltd.	1,181	84
Wheaton Precious Metals Corp.	1,428	69

		883

REAL ESTATE 0.1%
Colliers International Group, Inc.	382	40
FirstService Corp.	441	62

		102

UTILITIES 0.4%
Algonquin Power & Utilities Corp.	2,168	18
Atco Ltd. 'I'	2,109	67
Canadian Utilities Ltd. 'A'	1,433	40
Emera, Inc.	2,257	93
Fortis, Inc.	2,628	112
Hydro One Ltd.	3,641	104
Northland Power, Inc.	1,958	49
Superior Plus Corp.	4,100	34

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

TransAlta Renewables, Inc.	2,755	25

		542

Total Canada		9,474

CHILE 0.1%
MATERIALS 0.1%
Antofagasta PLC	3,697	72

Total Chile		72

DENMARK 2.4%
CONSUMER DISCRETIONARY 0.1%
GN Store Nord AS	1,045	23
Pandora AS	687	66

		89

CONSUMER STAPLES 0.2%
Carlsberg AS 'B'	728	113
Royal Unibrew AS	599	52
Scandinavian Tobacco Group AS 'A'	2,431	49

		214

ENERGY 0.1%
Vestas Wind Systems AS	2,516	73

FINANCIALS 0.1%
Danske Bank AS	1,637	33
Jyske Bank AS (a)	192	13
Sydbank AS	1,404	63
Topdanmark AS	959	51
Tryg AS	1,853	41

		201

HEALTH CARE 1.4%
Coloplast AS 'B'	366	49
Genmab AS (a)	77	29
Novo Nordisk AS 'B'	11,838	1,880

		1,958

INDUSTRIALS 0.4%
AP Moller - Maersk AS 'B'	126	229
D/S Norden AS	1,458	98
DSV AS	733	142
ISS AS (a)	2,382	49
Solar AS 'B'	346	28

		546

INFORMATION TECHNOLOGY 0.0%
SimCorp AS	185	14

MATERIALS 0.1%
CHR Hansen Holding AS	552	42
Novozymes AS 'B'	1,916	98

		140

UTILITIES 0.0%
Orsted AS	800	68

Total Denmark		3,303

FINLAND 1.1%
COMMUNICATION SERVICES 0.1%
Elisa Oyj	1,594	96

CONSUMER STAPLES 0.1%
Kesko Oyj 'B'	4,436	95

ENERGY 0.1%
Neste Oyj	3,577	177

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

FINANCIALS 0.2%
Nordea Bank Abp	8,918	95
Sampo Oyj 'A'	5,681	268

		363

HEALTH CARE 0.1%
Orion Oyj 'B'	1,746	78

INDUSTRIALS 0.1%
Cargotec OYJ	746	36
Kone Oyj 'B'	2,458	128
Metso Outotec Oyj	2,860	31
Wartsila Oyj Abp	3,026	29

		224

INFORMATION TECHNOLOGY 0.1%
TietoEVRY Oyj	3,650	115

MATERIALS 0.1%
Kemira Oyj	2,770	49
Outokumpu OYJ	10,209	56
Stora Enso Oyj 'R'	5,297	69
UPM-Kymmene Oyj	3,199	107

		281

REAL ESTATE 0.1%
Citycon Oyj	5,728	39
Kojamo OYJ	2,546	30

		69

UTILITIES 0.1%
Fortum Oyj	4,468	69

Total Finland		1,567

FRANCE 8.1%
COMMUNICATION SERVICES 0.9%
Eutelsat Communications SA	8,082	54
Metropole Television SA	2,267	37
Orange SA	80,827	960
Publicis Groupe SA	2,015	157
Television Francaise 1	3,220	29
Ubisoft Entertainment SA (a)	452	12

		1,249

CONSUMER DISCRETIONARY 1.9%
Accor SA (a)	878	29
Cie Generale des Etablissements Michelin SCA	3,556	109
Faurecia SE (a)	2,996	65
Hermes International	207	419
Kering SA	250	163
LVMH Moet Hennessy Louis Vuitton SE	910	835
Renault SA (a)	18,458	752
SEB SA	484	55
Sodexo SA	741	72
Valeo SA	4,648	96

		2,595

CONSUMER STAPLES 0.7%
Carrefour SA	25,244	510
Casino Guichard Perrachon SA (a)	2,493	18
Danone SA	3,523	219
L'Oreal SA	167	75
Pernod Ricard SA	558	126

		948

ENERGY 0.6%
TotalEnergies SE	14,571	859

FINANCIALS 0.9%
AXA SA	5,701	174
BNP Paribas SA	3,017	180
Edenred	1,137	67

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

SCOR SE	1,697	39
Societe Generale SA	30,472	687
Worldline SA (a)	775	33

		1,180

HEALTH CARE 0.4%
BioMerieux	427	45
Sanofi	4,641	503
Sartorius Stedim Biotech	150	46

		594

INDUSTRIALS 1.9%
Airbus SE	2,950	394
Alstom SA	2,997	82
Bouygues SA	6,520	220
Bureau Veritas SA	4,544	130
Cie de Saint-Gobain	2,679	152
Dassault Aviation SA	433	86
Elis SA	2,769	53
Getlink SE	1,333	22
Legrand SA	633	58
Nexans SA	792	79
Rexel SA	9,270	220
Safran SA	2,344	347
Societe BIC SA	803	51
Thales SA	1,299	192
Vinci SA	4,293	492

		2,578

INFORMATION TECHNOLOGY 0.1%
Alten SA	343	55
Sopra Steria Group SACA	437	92

		147

MATERIALS 0.0%
Eramet SA	185	19
Vicat SA	1,157	35

		54

UTILITIES 0.7%
Engie SA	49,468	783
Veolia Environnement SA	5,706	176

		959

Total France		11,163

GERMANY 6.4%
COMMUNICATION SERVICES 0.3%
CTS Eventim AG & Co. KGaA (a)	657	41
Deutsche Telekom AG	7,475	181
Freenet AG	3,449	90
ProSiebenSat.1 Media SE	3,817	39
Scout24 SE	683	41
Telefonica Deutschland Holding AG	23,142	71

		463

CONSUMER DISCRETIONARY 2.0%
Adidas AG	666	118
Bayerische Motoren Werke AG	11,695	1,282
Continental AG	3,630	272
Delivery Hero SE (a)	1,077	37
Fielmann AG	747	31
Hornbach Holding AG & Co. KGaA	602	48
Hugo Boss AG	1,599	115
Mercedes-Benz Group AG	9,109	701
Puma SE	760	47
Vitesco Technologies Group AG 'A' (a)	1,180	85

		2,736

CONSUMER STAPLES 0.1%
Beiersdorf AG	770	100
Metro AG (a)	6,446	55

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Suedzucker AG	2,677	45

		200

FINANCIALS 1.2%
Allianz SE	934	216
Commerzbank AG (a)	48,505	511
Deutsche Bank AG	22,903	233
Deutsche Boerse AG	1,432	279
Deutsche Pfandbriefbank AG	6,228	54
Hannover Rueck SE	445	87
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	493	172
Talanx AG	1,104	51

		1,603

HEALTH CARE 0.4%
Bayer AG	2,683	171
Carl Zeiss Meditec AG	350	49
Fresenius Medical Care AG & Co. KGaA	1,029	44
Fresenius SE & Co. KGaA	591	16
Gerresheimer AG	493	49
Merck KGaA	694	129
Siemens Healthineers AG	1,333	77

		535

INDUSTRIALS 1.2%
Bilfinger SE	1,327	56
Daimler Truck Holding AG (a)	1,222	41
Deutsche Lufthansa AG (a)	31,703	353
Deutsche Post AG	4,199	197
Duerr AG	410	15
Hapag-Lloyd AG	258	85
Kloeckner & Co. SE	3,832	41
Knorr-Bremse AG	608	41
Krones AG	671	79
MTU Aero Engines AG	341	85
Rational AG	42	28
Rheinmetall AG	172	51
Siemens AG	3,667	594

		1,666

INFORMATION TECHNOLOGY 0.4%
Infineon Technologies AG	3,012	124
SAP SE	3,273	413

		537

MATERIALS 0.4%
BASF SE	3,629	191
Covestro AG	2,554	106
HeidelbergCement AG	568	41
K&S AG	6,974	149
Salzgitter AG	2,275	90
Symrise AG	242	26
Wacker Chemie AG	142	23

		626

REAL ESTATE 0.1%
LEG Immobilien SE	1,181	65
TAG Immobilien AG	1,670	11
Vonovia SE	1,703	32

		108

UTILITIES 0.3%
E.ON SE	12,329	154
RWE AG	4,956	213

		367

Total Germany		8,841

HONG KONG 1.9%
COMMUNICATION SERVICES 0.1%
HKBN Ltd.	39,500	29
HKT Trust & HKT Ltd.	56,000	74

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

PCCW Ltd.	149,295	75

		178

CONSUMER DISCRETIONARY 0.2%
Bosideng International Holdings Ltd.	100,000	56
China Education Group Holdings Ltd.	13,000	13
Chow Tai Fook Jewellery Group Ltd.	30,400	60
Galaxy Entertainment Group Ltd. (a)	7,000	47
Man Wah Holdings Ltd.	20,000	16
Melco Resorts & Entertainment Ltd. ADR (a)	1,509	19
SJM Holdings Ltd. (a)	24,000	12
Skyworth Group Ltd.	84,000	43

		266

CONSUMER STAPLES 0.0%
Alibaba Health Information Technology Ltd. (a)	20,000	15
WH Group Ltd.	76,000	45

		60

FINANCIALS 0.4%
AIA Group Ltd.	23,200	243
Futu Holdings Ltd. ADR (a)	772	40
Hong Kong Exchanges & Clearing Ltd.	5,700	253

		536

INDUSTRIALS 0.5%
Cathay Pacific Airways Ltd. (a)	56,000	54
CK Hutchison Holdings Ltd.	26,000	161
Hutchison Port Holdings Trust	224,900	42
Jardine Matheson Holdings Ltd.	2,100	102
MTR Corp. Ltd.	24,000	116
NWS Holdings Ltd.	47,000	42
Pacific Basin Shipping Ltd.	82,000	31
Swire Pacific Ltd. 'A'	10,000	77
Xinyi Glass Holdings Ltd.	19,000	34

		659

INFORMATION TECHNOLOGY 0.0%
Cowell e Holdings, Inc.	6,000	14
Truly International Holdings Ltd.	140,000	20

		34

MATERIALS 0.0%
Kingboard Holdings Ltd.	12,200	38
Kingboard Laminates Holdings Ltd.	27,000	28

		66

REAL ESTATE 0.5%
CK Asset Holdings Ltd.	25,000	152
Hongkong Land Holdings Ltd.	17,700	78
Hopson Development Holdings Ltd.	32,271	29
New World Development Co. Ltd.	23,000	62
Sino Land Co. Ltd.	10,000	13
Sun Hung Kai Properties Ltd.	16,500	231
Wharf Holdings Ltd.	16,000	37
Wharf Real Estate Investment Co. Ltd.	3,000	17

		619

UTILITIES 0.2%
China Gas Holdings Ltd.	9,800	14
CLP Holdings Ltd.	14,100	102
HK Electric Investments & HK Electric Investments Ltd.	34,000	21
Hong Kong & China Gas Co. Ltd.	41,972	37
Power Assets Holdings Ltd.	8,000	43

		217

Total Hong Kong		2,635

IRELAND 1.2%
CONSUMER DISCRETIONARY 0.2%
Aptiv PLC (a)	767	86

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Flutter Entertainment PLC (a)	669	121

		207

CONSUMER STAPLES 0.1%
Glanbia PLC	4,752	69
Kerry Group PLC 'A'	1,058	105

		174

FINANCIALS 0.1%
Bank of Ireland Group PLC	7,931	80

HEALTH CARE 0.4%
Alkermes PLC (a)	822	23
ICON PLC (a)	641	137
Jazz Pharmaceuticals PLC (a)	458	67
Medtronic PLC	4,487	362

		589

INDUSTRIALS 0.3%
Allegion PLC	373	40
DCC PLC	545	32
Experian PLC	2,920	96
Grafton Group PLC	3,580	39
Kingspan Group PLC	717	49
Trane Technologies PLC	994	183

		439

MATERIALS 0.1%
James Hardie Industries PLC	5,330	115
Smurfit Kappa Group PLC	1,057	38

		153

Total Ireland		1,642

ISRAEL 0.8%
COMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	57,879	79

CONSUMER STAPLES 0.0%
Strauss Group Ltd.	1,349	30

ENERGY 0.1%
Delek Group Ltd.	215	24
Oil Refineries Ltd.	192,552	53
Paz Oil Co. Ltd. (a)	259	25
SolarEdge Technologies, Inc. (a)	41	12

		114

FINANCIALS 0.3%
Bank Hapoalim BM	12,569	105
Bank Leumi Le-Israel BM	15,082	114
Harel Insurance Investments & Financial Services Ltd.	3,903	33
Israel Discount Bank Ltd. 'A'	11,522	57
Mizrahi Tefahot Bank Ltd.	1,541	48
Plus500 Ltd.	1,502	31

		388

HEALTH CARE 0.1%
Teva Pharmaceutical Industries Ltd. SP - ADR (a)	8,196	72

INDUSTRIALS 0.0%
Elbit Systems Ltd.	245	42

INFORMATION TECHNOLOGY 0.1%
Check Point Software Technologies Ltd. (a)	929	121
Monday.com Ltd. (a)	211	30
Nice Ltd. (a)	201	46

		197

MATERIALS 0.1%
ICL Group Ltd.	18,050	122

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

REAL ESTATE 0.0%
Azrieli Group Ltd.	198	12
G City Ltd.	6,424	21

		33

Total Israel		1,077

ITALY 2.9%
COMMUNICATION SERVICES 0.3%
Infrastrutture Wireless Italiane SpA	4,201	55
MFE-MediaForEurope NV 'A'	36,694	17
MFE-MediaForEurope NV 'B'	12,876	9
Telecom Italia SpA	901,151	297

		378

CONSUMER DISCRETIONARY 0.3%
Brembo SpA	3,719	55
Ferrari NV	664	180
Moncler SpA	1,943	134

		369

ENERGY 0.7%
Eni SpA	69,939	975
Saipem SpA (a)	11,810	18
Saras SpA (a)	28,981	45

		1,038

FINANCIALS 0.8%
Anima Holding SpA	9,094	37
Azimut Holding SpA	3,169	68
Banca Generali SpA	999	32
Banca IFIS SpA	3,473	52
Banca Mediolanum SpA	3,355	30
Banca Popolare di Sondrio SpA	12,295	52
Banco BPM SpA	30,748	120
BPER Banca	22,585	56
FinecoBank Banca Fineco SpA	4,215	65
Intesa Sanpaolo SpA	53,093	136
UniCredit SpA	16,947	319
Unipol Gruppo SpA	18,068	93

		1,060

HEALTH CARE 0.1%
Amplifon SpA	1,325	46
DiaSorin SpA	426	45
Recordati Industria Chimica e Farmaceutica SpA	1,501	63

		154

INDUSTRIALS 0.2%
Enav SpA	7,209	30
Iveco Group NV (a)	2,379	23
Leonardo SpA	15,900	186

		239

UTILITIES 0.5%
Enel SpA	71,871	438
ERG SpA	1,726	53
Iren SpA	14,968	29
Snam SpA	18,170	96
Terna - Rete Elettrica Nazionale	16,805	138

		754

Total Italy		3,992

JAPAN 24.3%
COMMUNICATION SERVICES 2.3%
Avex, Inc.	3,200	36
Capcom Co. Ltd.	4,300	154
CyberAgent, Inc.	1,700	14
Fuji Media Holdings, Inc.	5,100	46
GungHo Online Entertainment, Inc.	700	13
Internet Initiative Japan, Inc.	2,600	54
Kadokawa Corp.	3,000	64

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

KDDI Corp.	25,600	789
Koei Tecmo Holdings Co. Ltd.	700	13
Konami Group Corp.	400	18
Nexon Co. Ltd.	2,200	53
Nintendo Co. Ltd.	8,100	315
Nippon Telegraph & Telephone Corp.	29,500	882
Nippon Television Holdings, Inc.	5,500	47
Softbank Corp.	39,400	455
SoftBank Group Corp.	2,400	94
Toei Animation Co. Ltd.	300	30
Toho Co. Ltd.	900	35

		3,112

CONSUMER DISCRETIONARY 4.3%
Adastria Co. Ltd.	700	13
Aisin Corp.	4,700	130
Arata Corp.	100	3
Asics Corp. (a)	900	26
Bandai Namco Holdings, Inc.	6,300	136
Bridgestone Corp.	7,600	309
DCM Holdings Co. Ltd.	7,200	63
EDION Corp.	4,600	44
Exedy Corp.	3,200	44
Fast Retailing Co. Ltd.	700	153
Food & Life Cos., Ltd.	2,700	70
Geo Holdings Corp.	700	8
Goldwin, Inc.	500	48
H2O Retailing Corp.	1,600	18
Haseko Corp.	3,000	35
Heiwa Corp.	700	14
Hikari Tsushin, Inc.	200	28
HIS Co. Ltd. (a)	1,800	27
Honda Motor Co. Ltd.	25,200	667
Iida Group Holdings Co. Ltd.	3,000	49
Isetan Mitsukoshi Holdings Ltd.	15,500	174
Isuzu Motors Ltd.	17,700	211
J Front Retailing Co. Ltd.	5,800	58
JTEKT Corp.	8,100	63
K's Holdings Corp.	6,600	58
Kohnan Shoji Co. Ltd.	2,400	59
Mazda Motor Corp.	30,300	279
McDonald's Holdings Co. Japan Ltd.	900	37
Mitsubishi Motors Corp. (a)	25,400	100
NHK Spring Co. Ltd.	4,800	34
Nikon Corp.	6,600	68
Nishimatsuya Chain Co. Ltd.	3,300	41
Nissan Motor Co. Ltd.	103,300	391
Nisshinbo Holdings, Inc.	7,000	54
Nitori Holdings Co. Ltd.	700	84
NOK Corp.	4,600	51
Oriental Land Co. Ltd.	3,500	120
PAL GROUP Holdings Co. Ltd.	600	14
Pan Pacific International Holdings Corp.	4,700	91
Rinnai Corp.	300	7
Saizeriya Co. Ltd.	2,000	50
Sankyo Co. Ltd.	1,900	79
Sekisui Chemical Co. Ltd.	3,400	48
Sekisui House Ltd.	4,700	96
Shimamura Co. Ltd.	800	81
Shimano, Inc.	400	69
Skylark Holdings Co. Ltd. (a)	2,400	31
Stanley Electric Co. Ltd.	2,300	51
Subaru Corp.	5,800	93
Sumitomo Electric Industries Ltd.	15,600	200
Sumitomo Forestry Co. Ltd.	4,100	81
Sumitomo Rubber Industries Ltd.	7,100	64
Sundrug Co. Ltd.	2,100	58
Suzuki Motor Corp.	4,300	157
Takashimaya Co. Ltd.	4,300	63
Tokai Rika Co. Ltd.	2,500	31
Tomy Co. Ltd.	3,200	36
Toyo Tire Corp.	3,300	39
Toyoda Gosei Co. Ltd.	2,900	50
Toyota Boshoku Corp.	4,600	74
Toyota Motor Corp.	14,100	201
TS Tech Co. Ltd.	3,100	39
USS Co. Ltd.	3,100	54
Yamada Holdings Co. Ltd. (a)	41,800	144
Yamaha Corp.	700	27
Yamaha Motor Co. Ltd.	2,700	71
Yokohama Rubber Co. Ltd.	700	15
Yoshinoya Holdings Co. Ltd.	2,000	37

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Zensho Holdings Co. Ltd.	1,900	56

		5,974

CONSUMER STAPLES 2.7%
Aeon Co. Ltd.	5,700	111
Ain Holdings, Inc.	100	4
Ajinomoto Co., Inc.	9,300	323
Calbee, Inc.	2,100	44
Cawachi Ltd.	2,300	40
Earth Corp.	100	4
Fuji Oil Holdings, Inc.	5,200	75
House Foods Group, Inc.	2,000	42
Itoham Yonekyu Holdings, Inc.	8,100	43
Japan Tobacco, Inc.	29,400	621
Kagome Co. Ltd.	1,800	42
Kao Corp.	6,700	261
Kewpie Corp.	2,400	40
Kikkoman Corp.	700	36
Kirin Holdings Co. Ltd.	12,500	198
Kobe Bussan Co. Ltd.	1,700	47
Kose Corp. (a)	100	12
Lawson, Inc.	800	34
Maruha Nichiro Corp.	2,200	39
MatsukiyoCocokara & Co.	200	11
MEIJI Holdings Co. Ltd.	5,000	119
Mitsubishi Shokuhin Co. Ltd.	2,000	49
Mitsui DM Sugar Holdings Co. Ltd.	2,800	43
Morinaga & Co. Ltd.	1,800	51
Morinaga Milk Industry Co. Ltd.	800	29
NH Foods Ltd.	3,100	90
Nichirei Corp.	700	14
Nippn Corp.	3,300	41
Nisshin Oillio Group Ltd.	1,800	44
Nisshin Seifun Group, Inc.	3,300	39
Nissin Foods Holdings Co. Ltd.	600	55
Pigeon Corp. (a)	1,200	19
Pola Orbis Holdings, Inc.	3,300	43
Rohto Pharmaceutical Co. Ltd.	2,700	56
Sakata Seed Corp.	200	6
Seven & i Holdings Co. Ltd.	10,700	483
Shiseido Co. Ltd. (a)	1,700	80
Sugi Holdings Co. Ltd.	200	9
Suntory Beverage & Food Ltd.	2,300	86
Toyo Suisan Kaisha Ltd.	700	29
Tsuruha Holdings, Inc.	600	40
Unicharm Corp.	2,300	94
United Super Markets Holdings, Inc.	5,000	42
Yakult Honsha Co. Ltd.	800	58
Yamazaki Baking Co. Ltd.	3,200	39
Yokorei Co. Ltd.	6,700	48

		3,733

ENERGY 0.7%
Cosmo Energy Holdings Co. Ltd.	3,200	104
ENEOS Holdings, Inc.	109,200	383
Idemitsu Kosan Co. Ltd.	7,912	173
Inpex Corp.	26,900	285
Iwatani Corp.	700	31
Japan Petroleum Exploration Co. Ltd.	600	20

		996

FINANCIALS 1.8%
Aozora Bank Ltd.	2,500	45
Dai-ichi Life Holdings, Inc.	2,000	37
Daiwa Securities Group, Inc.	12,000	56
Hokuhoku Financial Group, Inc.	6,800	48
Hyakujushi Bank Ltd.	3,400	47
Jafco Co. Ltd.	900	13
Japan Post Bank Co. Ltd.	10,900	89
Japan Post Holdings Co. Ltd.	71,900	584
Japan Post Insurance Co. Ltd.	2,700	42
Mebuki Financial Group, Inc.	23,400	57
Mitsubishi UFJ Financial Group, Inc.	34,200	219
Mizuho Financial Group, Inc.	20,500	290
MS&AD Insurance Group Holdings, Inc.	6,700	208
Nanto Bank Ltd.	3,300	58
Nishi-Nippon Financial Holdings, Inc.	13,100	108
Resona Holdings, Inc.	12,500	60
Senshu Ikeda Holdings, Inc.	35,300	62
Seven Bank Ltd.	24,100	48
Sompo Holdings, Inc.	600	24
Sumitomo Mitsui Financial Group, Inc.	3,300	132

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Sumitomo Mitsui Trust Holdings, Inc.	2,900	100
T&D Holdings, Inc.	1,000	12
Tokio Marine Holdings, Inc.	5,100	98
Zenkoku Hosho Co. Ltd.	200	8

		2,445

HEALTH CARE 1.6%
Alfresa Holdings Corp.	3,400	44
Asahi Intecc Co. Ltd. (a)	1,000	18
Astellas Pharma, Inc.	23,100	328
Chugai Pharmaceutical Co. Ltd.	1,800	44
Daiichi Sankyo Co. Ltd.	4,600	168
Eisai Co. Ltd.	1,800	102
H.U. Group Holdings, Inc.	2,000	40
Hoya Corp.	600	66
Kaken Pharmaceutical Co. Ltd.	1,700	48
M3, Inc.	800	20
Medipal Holdings Corp.	4,500	61
Olympus Corp.	6,800	119
Ono Pharmaceutical Co. Ltd.	2,100	44
Otsuka Holdings Co. Ltd.	2,300	73
Shionogi & Co. Ltd.	900	41
Suzuken Co. Ltd.	1,900	48
Sysmex Corp.	400	26
Taisho Pharmaceutical Holdings Co. Ltd.	600	25
Takeda Pharmaceutical Co. Ltd.	22,441	737
Terumo Corp.	2,300	62
Toho Holdings Co. Ltd.	2,900	52
Tsumura & Co.	1,800	36

		2,202

INDUSTRIALS 5.7%
AGC, Inc.	3,400	127
Alps Alpine Co. Ltd.	4,800	46
ANA Holdings, Inc. (a)	7,000	152
Brother Industries Ltd.	2,300	35
Casio Computer Co. Ltd.	4,100	40
Central Glass Co. Ltd.	2,100	47
COMSYS Holdings Corp.	2,300	42
Dai Nippon Printing Co. Ltd.	4,900	137
Daikin Industries Ltd.	600	108
DMG Mori Co. Ltd.	800	14
East Japan Railway Co.	5,400	299
EXEO Group, Inc.	2,500	45
FANUC Corp.	5,000	181
Fuji Electric Co. Ltd.	500	20
Fujikura Ltd.	10,200	72
Fujitec Co. Ltd.	2,100	52
Hankyu Hanshin Holdings, Inc.	2,000	59
Hanwa Co. Ltd.	1,800	54
Harmonic Drive Systems, Inc.	500	17
Hazama Ando Corp.	4,300	28
Hino Motors Ltd.	10,700	45
Hitachi Ltd.	11,500	632
Hitachi Zosen Corp.	8,400	55
Hoshizaki Corp.	200	7
IHI Corp.	2,300	58
ITOCHU Corp.	4,700	153
Japan Airlines Co. Ltd.	8,300	162
Japan Pulp & Paper Co. Ltd.	1,800	70
Kajima Corp.	4,200	51
Kamigumi Co. Ltd.	2,100	44
Kandenko Co. Ltd.	6,700	47
Kawasaki Heavy Industries Ltd.	5,600	123
Keio Corp.	700	25
Kinden Corp.	3,300	40
Kintetsu Group Holdings Co. Ltd. 'L'	1,900	61
Komatsu Ltd.	2,100	52
Kubota Corp.	2,400	36
Kurita Water Industries Ltd.	800	37
Kyushu Railway Co.	2,400	53
LIXIL Corp.	2,400	40
Marubeni Corp.	42,000	571
Meitec Corp.	1,700	30
Minebea Mitsumi, Inc.	3,000	57
MIRAIT ONE Corp.	2,800	35
Mitsubishi Corp.	4,500	162
Mitsubishi Heavy Industries Ltd.	10,900	402
Mitsui & Co. Ltd.	4,200	131
Mitsui OSK Lines Ltd.	12,000	301
Nagase & Co. Ltd.	3,000	46
Nagoya Railroad Co. Ltd.	2,400	37
Nankai Electric Railway Co. Ltd.	2,200	49
Nippon Yusen KK	16,600	388

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

NSK Ltd.	17,100	98
NTN Corp.	19,800	51
Obayashi Corp.	8,300	63
Paltac Corp.	100	4
Park24 Co. Ltd. (a)	1,600	23
Persol Holdings Co. Ltd.	2,300	46
Recruit Holdings Co. Ltd.	2,100	58
Secom Co. Ltd.	1,800	111
Senko Group Holdings Co. Ltd.	5,800	41
SG Holdings Co. Ltd.	2,100	31
Shibaura Machine Co. Ltd.	2,000	48
Shinmaywa Industries Ltd.	4,700	42
SHO-BOND Holdings Co. Ltd.	200	8
SMC Corp.	100	53
Sohgo Security Services Co. Ltd.	1,800	48
Sojitz Corp.	6,640	139
Sotetsu Holdings, Inc.	2,300	39
Sumitomo Corp.	3,100	55
Taikisha Ltd.	1,900	53
Taisei Corp.	4,800	148
Takeuchi Manufacturing Co. Ltd.	2,200	49
TechnoPro Holdings, Inc.	500	14
Tobu Railway Co. Ltd.	2,600	62
Tokyu Corp.	7,100	94
Toppan, Inc.	6,500	131
Toshiba Corp.	7,300	245
TOTO Ltd.	900	30
Toyota Tsusho Corp.	4,500	192
West Japan Railway Co.	4,200	173
Yaskawa Electric Corp.	900	39
Yuasa Trading Co. Ltd.	1,800	52

		7,815

INFORMATION TECHNOLOGY 2.1%
Advantest Corp.	700	65
Azbil Corp.	700	19
BIPROGY, Inc.	1,700	42
Canon Marketing Japan, Inc.	2,300	55
Canon, Inc.	19,200	428
Citizen Watch Co. Ltd.	10,800	64
Daiwabo Holdings Co. Ltd.	2,900	48
Dexerials Corp.	800	16
Disco Corp.	300	35
DTS Corp.	2,200	54
FUJIFILM Holdings Corp.	3,200	162
Fujitsu Ltd.	700	95
Horiba Ltd.	100	6
Hosiden Corp.	3,400	41
Keyence Corp.	100	49
Konica Minolta, Inc.	17,200	74
Macnica Holdings, Inc.	2,100	60
Maxell Ltd.	3,300	38
Murata Manufacturing Co. Ltd.	2,500	152
NEC Corp.	5,900	228
Nippon Electric Glass Co. Ltd.	3,400	66
Nomura Research Institute Ltd.	2,800	65
Obic Co. Ltd.	300	47
Omron Corp.	900	53
Otsuka Corp.	400	14
Renesas Electronics Corp. (a)	6,100	88
Ricoh Co. Ltd.	17,200	129
Sanken Electric Co. Ltd.	500	40
SCSK Corp.	300	4
Sega Sammy Holdings, Inc.	2,300	44
Seiko Epson Corp.	3,100	44
Shinko Electric Industries Co. Ltd.	2,800	87
Square Enix Holdings Co. Ltd.	600	29
SUMCO Corp.	2,500	38
TIS, Inc.	2,900	77
Tokyo Electron Ltd.	1,800	220
Tokyo Seimitsu Co. Ltd.	200	8
Topcon Corp.	1,000	13
Toshiba TEC Corp.	200	6
Trend Micro, Inc.	400	20
Ulvac, Inc.	500	22

		2,845

MATERIALS 1.9%
Asahi Holdings, Inc.	2,300	35
Daicel Corp.	6,900	52
Dowa Holdings Co. Ltd.	200	6
FP Corp.	200	5
JFE Holdings, Inc.	23,200	295
Kaneka Corp.	1,700	44

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Kobe Steel Ltd.	20,700	165
Mitsubishi Chemical Group Corp.	33,500	199
Mitsubishi Materials Corp.	2,500	41
Mitsui Chemicals, Inc.	3,400	88
Nippon Light Metal Holdings Co. Ltd.	1,000	11
Nippon Paper Industries Co. Ltd. 'L'	14,900	115
Nippon Steel Corp.	29,300	691
Nippon Steel Trading Corp.	700	49
Nissan Chemical Corp.	600	27
Nitto Denko Corp.	2,200	142
Oji Holdings Corp.	14,500	57
Shin-Etsu Chemical Co. Ltd.	1,000	33
Sumitomo Chemical Co. Ltd.	43,200	146
Sumitomo Osaka Cement Co. Ltd.	2,200	62
Taiheiyo Cement Corp.	2,500	47
Tokuyama Corp.	2,900	46
Tokyo Ohka Kogyo Co. Ltd.	900	53
Tokyo Steel Manufacturing Co. Ltd.	4,900	51
Tosoh Corp.	2,900	39
Toyo Seikan Group Holdings Ltd.	5,000	69
UACJ Corp.	1,000	20
UBE Corp.	2,500	39

		2,627

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	900	89
Relo Group, Inc.	800	13

		102

UTILITIES 1.1%
Chubu Electric Power Co., Inc.	18,100	191
Chugoku Electric Power Co., Inc.	12,000	61
Electric Power Development Co. Ltd. 'C'	5,600	90
Hokkaido Electric Power Co., Inc.	11,600	42
Hokuriku Electric Power Co.	9,800	44
Kansai Electric Power Co., Inc.	14,100	137
Kyushu Electric Power Co., Inc.	12,200	70
Nippon Gas Co. Ltd.	800	12
Okinawa Electric Power Co., Inc.	5,000	41
Osaka Gas Co. Ltd.	7,400	121
Shikoku Electric Power Co., Inc.	7,400	42
Toho Gas Co. Ltd.	2,100	39
Tohoku Electric Power Co., Inc.	10,300	51
Tokyo Electric Power Co. Holdings, Inc. (a)	112,700	403
Tokyo Gas Co. Ltd.	9,700	182

		1,526

Total Japan		33,377

LUXEMBOURG 0.5%
COMMUNICATION SERVICES 0.1%
Millicom International Cellular SA (a)	1,102	21
SES SA	11,244	74

		95

CONSUMER DISCRETIONARY 0.0%
RTL Group SA	992	49

MATERIALS 0.4%
APERAM SA	1,175	44
ArcelorMittal SA	18,068	547

		591

Total Luxembourg		735

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Sands China Ltd. (a)	6,000	21

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Wynn Macau Ltd. (a)	14,000	14

		35

Total Macau		35

NETHERLANDS 4.2%
COMMUNICATION SERVICES 0.2%
Koninklijke KPN NV	63,906	226
Universal Music Group NV	2,673	67
VEON Ltd. ADR «(a)	2,288	0

		293

CONSUMER DISCRETIONARY 0.6%
Prosus NV	2,973	233
Stellantis NV	33,379	607

		840

CONSUMER STAPLES 0.9%
Heineken Holding NV	1,207	111
Heineken NV	1,576	169
Koninklijke Ahold Delhaize NV	28,933	989

		1,269

ENERGY 0.0%
Koninklijke Vopak NV	1,274	45

FINANCIALS 0.9%
ABN AMRO Bank NV	24,830	394
Aegon NV	70,550	303
ASR Nederland NV	991	39
Euronext NV	1,224	94
ING Groep NV	21,037	250
NN Group NV	4,139	150

		1,230

HEALTH CARE 0.1%
Qiagen NV (a)	1,452	67

INDUSTRIALS 0.5%
Arcadis NV	1,249	51
IMCD NV	555	91
Randstad NV	1,259	75
Signify NV	5,307	177
TKH Group NV	516	27
Wolters Kluwer NV	1,834	231

		652

INFORMATION TECHNOLOGY 0.7%
ASM International NV	403	164
ASML Holding NV	673	459
BE Semiconductor Industries NV	669	58
NXP Semiconductors NV	1,117	208

		889

MATERIALS 0.3%
Akzo Nobel NV	3,518	275
Koninklijke DSM NV	1,592	188

		463

Total Netherlands		5,748

NEW ZEALAND 0.2%
COMMUNICATION SERVICES 0.0%
Spark New Zealand Ltd.	20,499	65

HEALTH CARE 0.0%
Fisher & Paykel Healthcare Corp. Ltd. 'C'	3,122	52

INDUSTRIALS 0.1%
Auckland International Airport Ltd. (a)	8,652	47

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Fletcher Building Ltd.	13,274	37

		84

UTILITIES 0.1%
Contact Energy Ltd.	7,998	39
Meridian Energy Ltd.	11,297	37

		76

Total New Zealand		277

NORWAY 1.3%
COMMUNICATION SERVICES 0.1%
Telenor ASA	14,247	167

CONSUMER STAPLES 0.2%
Mowi ASA	5,979	111
Orkla ASA	9,060	64
Salmar ASA	811	35

		210

ENERGY 0.6%
Aker Solutions ASA	23,575	86
Equinor ASA	24,982	710
Frontline PLC	1,095	18

		814

FINANCIALS 0.0%
Gjensidige Forsikring ASA	2,520	41
SpareBank 1 Nord Norge	2,890	25

		66

INDUSTRIALS 0.1%
Tomra Systems ASA	4,044	68
Wallenius Wilhelmsen ASA	1,349	10

		78

INFORMATION TECHNOLOGY 0.1%
Atea ASA	8,768	107

MATERIALS 0.2%
Norsk Hydro ASA	15,015	112
Yara International ASA	4,467	194

		306

REAL ESTATE 0.0%
Entra ASA	2,628	26

Total Norway		1,774

PORTUGAL 0.5%
CONSUMER STAPLES 0.1%
Jeronimo Martins SGPS SA	3,421	80

ENERGY 0.0%
Galp Energia SGPS SA	2,105	24

UTILITIES 0.4%
EDP - Energias de Portugal SA	87,174	475
REN - Redes Energeticas Nacionais SGPS SA	14,552	43

		518

Total Portugal		622

SINGAPORE 1.6%
COMMUNICATION SERVICES 0.2%
NetLink NBN Trust	53,300	35

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Singapore Telecommunications Ltd.	138,300	256

		291

CONSUMER DISCRETIONARY 0.1%
Jardine Cycle & Carriage Ltd.	2,900	68

CONSUMER STAPLES 0.2%
Golden Agri-Resources Ltd.	382,600	82
Wilmar International Ltd.	55,700	177

		259

ENERGY 0.0%
BW LPG Ltd.	6,709	50

FINANCIALS 0.6%
DBS Group Holdings Ltd.	14,600	363
Oversea-Chinese Banking Corp. Ltd.	23,100	215
United Overseas Bank Ltd.	12,600	283

		861

INDUSTRIALS 0.4%
ComfortDelGro Corp. Ltd.	38,300	34
Keppel Corp. Ltd.	14,100	60
Sembcorp Marine Ltd. (a)	269,098	24
Singapore Airlines Ltd.	55,100	238
Singapore Technologies Engineering Ltd.	24,400	67
Venture Corp. Ltd.	4,900	65

		488

UTILITIES 0.1%
Sembcorp Industries Ltd.	44,700	147

Total Singapore		2,164

SOUTH AFRICA 0.0%
FINANCIALS 0.0%
Investec PLC	2,974	16

HEALTH CARE 0.0%
Mediclinic International PLC	6,500	40

Total South Africa		56

SPAIN 4.6%
COMMUNICATION SERVICES 0.6%
Cellnex Telecom SA	679	27
Telefonica SA	193,422	833

		860

CONSUMER DISCRETIONARY 0.3%
Amadeus IT Group SA (a)	1,202	81
Gestamp Automocion SA	11,084	50
Industria de Diseno Textil SA	6,834	229

		360

CONSUMER STAPLES 0.1%
Viscofan SA	1,009	72

ENERGY 0.7%
Repsol SA	66,790	1,027

FINANCIALS 1.7%
Banco Bilbao Vizcaya Argentaria SA	47,260	338
Banco de Sabadell SA	300,124	323
Banco Santander SA	372,859	1,389
Bankinter SA	8,772	50
CaixaBank SA	5,395	21
Mapfre SA	71,779	145

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Unicaja Banco SA	91,951	99

		2,365

HEALTH CARE 0.0%
Almirall SA	3,600	34

INDUSTRIALS 0.2%
ACS Actividades de Construccion y Servicios SA	2,950	94
Aena SME SA (a)	420	68
Cia de Distribucion Integral Logista Holdings SA	2,376	59
Ferrovial SA	20	1
Sacyr SA	11,930	38

		260

MATERIALS 0.0%
Acerinox SA	4,953	51

UTILITIES 1.0%
Acciona SA	309	62
EDP Renovaveis SA	2,318	53
Enagas SA	1,694	33
Endesa SA	10,082	219
Iberdrola SA	47,950	597
Naturgy Energy Group SA	6,888	207
Red Electrica Corp. SA	8,298	146

		1,317

Total Spain		6,346

SWEDEN 2.1%
COMMUNICATION SERVICES 0.3%
Spotify Technology SA (a)	448	60
Tele2 AB 'B'	7,725	77
Telia Co. AB	97,248	247

		384

CONSUMER DISCRETIONARY 0.5%
Autoliv, Inc.	847	79
Betsson AB 'B'	1,646	16
Bilia AB 'A'	2,703	33
Electrolux AB 'B'	7,302	89
Evolution AB	660	88
Scandic Hotels Group AB (a)	12,074	41
Volvo AB 'B'	19,330	398

		744

CONSUMER STAPLES 0.3%
AAK AB	2,318	42
Axfood AB	1,623	40
Cloetta AB 'B'	18,743	40
Essity AB 'B'	8,629	246

		368

FINANCIALS 0.2%
Avanza Bank Holding AB	636	15
Nordnet AB publ	871	14
Skandinaviska Enskilda Banken AB 'A'	4,329	48
Svenska Handelsbanken AB 'A'	12,881	112
Swedbank AB 'A'	9,431	155

		344

INDUSTRIALS 0.5%
AddTech AB 'B'	769	14
Assa Abloy AB 'B'	2,345	56
Atlas Copco AB 'A'	17,178	218
Beijer Ref AB	954	17
Epiroc AB 'A'	4,853	96
Hexpol AB	2,422	30
Indutrade AB	2,099	45
Sandvik AB	4,869	103

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

SKF AB 'B'	5,083	100

		679

INFORMATION TECHNOLOGY 0.0%
Telefonaktiebolaget LM Ericsson 'B'	9,558	56

MATERIALS 0.2%
SSAB AB 'A'	33,465	247

REAL ESTATE 0.1%
Atrium Ljungberg AB 'B'	2,628	43
Hufvudstaden AB 'A'	3,001	41

		84

UTILITIES 0.0%
Orron Energy ab	38,974	51

Total Sweden		2,957

SWITZERLAND 6.1%
COMMUNICATION SERVICES 0.2%
Swisscom AG	417	266

CONSUMER DISCRETIONARY 0.5%
Cie Financiere Richemont SA	3,205	514
Garmin Ltd.	1,142	115

		629

CONSUMER STAPLES 0.8%
Barry Callebaut AG	27	57
Chocoladefabriken Lindt & Spruengli AG	8	94
Coca-Cola HBC AG	1,417	39
Emmi AG	32	32
Nestle SA	7,690	938

		1,160

FINANCIALS 1.4%
Banque Cantonale Vaudoise	608	57
Cembra Money Bank AG	642	51
Partners Group Holding AG	56	53
St Galler Kantonalbank AG	75	40
Swiss Life Holding AG	322	199
Swiss Re AG	3,047	313
UBS Group AG	11,074	234
Valiant Holding AG	541	58
Zurich Insurance Group AG	2,014	965

		1,970

HEALTH CARE 0.7%
CRISPR Therapeutics AG (a)	398	18
Galenica AG	855	72
Novartis AG	1,862	171
Roche Holding AG	2,217	633
Sonova Holding AG	185	55
Straumann Holding AG	392	59

		1,008

INDUSTRIALS 1.1%
ABB Ltd.	13,885	478
Adecco Group AG	4,951	180
Bucher Industries AG	99	46
DKSH Holding AG	643	52
dormakaba Holding AG	116	50
Flughafen Zurich AG (a)	221	40
Forbo Holding AG	24	35
Geberit AG	200	112
Georg Fischer AG	520	40
Kuehne & Nagel International AG	643	192
Schindler Holding AG	419	93
SGS SA	26	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

VAT Group AG	229	83

		1,458

INFORMATION TECHNOLOGY 0.2%
ALSO Holding AG	118	24
Landis & Gyr Group AG	716	55
Logitech International SA	1,099	64
STMicroelectronics NV	1,684	90
Temenos AG	194	14

		247

MATERIALS 0.9%
EMS-Chemie Holding AG	51	42
Givaudan SA	43	140
Glencore PLC	144,340	831
Holcim AG	1,026	66
SIG Group AG	2,341	60
Sika AG	588	165

		1,304

REAL ESTATE 0.2%
Allreal Holding AG	232	39
PSP Swiss Property AG	668	76
Swiss Prime Site AG	1,245	104

		219

UTILITIES 0.1%
BKW AG	432	68

Total Switzerland		8,329

UNITED KINGDOM 13.4%
Auto Trader Group PLC	1,840	14
BT Group PLC	183,916	331
Informa PLC	6,052	52
Pearson PLC	17,785	186
Vodafone Group PLC	770,414	850

		1,433

CONSUMER DISCRETIONARY 1.2%
B&M European Value Retail SA	8,143	48
Barratt Developments PLC	5,502	32
Berkeley Group Holdings PLC	597	31
Burberry Group PLC	4,921	157
Compass Group PLC	13,825	347
Frasers Group PLC (a)	4,907	47
Games Workshop Group PLC	752	90
Greggs PLC	1,895	65
Halfords Group PLC	8,647	19
InterContinental Hotels Group PLC	684	45
JD Sports Fashion PLC	7,624	17
Kingfisher PLC	86,284	279
Mitchells & Butlers PLC (a)	13,628	28
Next PLC	1,233	100
Persimmon PLC	9,002	140
Pets at Home Group PLC	7,272	33
Taylor Wimpey PLC	93,046	137

		1,615

CONSUMER STAPLES 2.9%
Associated British Foods PLC	4,528	109
Cranswick PLC	846	31
Diageo PLC	10,559	471
Imperial Brands PLC	24,159	556
J Sainsbury PLC	83,248	286
Marks & Spencer Group PLC (a)	50,695	105
Premier Foods PLC	28,767	43
Reckitt Benckiser Group PLC	5,481	417
Tate & Lyle PLC	6,870	67
Tesco PLC	119,385	391
Unilever PLC	28,587	1,481

		3,957

ENERGY 1.9%
BP PLC	274,092	1,732
Shell PLC	27,878	795

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Subsea 7 SA	10,172	121

		2,648

FINANCIALS 1.0%
3i Group PLC	5,761	120
Admiral Group PLC	2,341	59
Aviva PLC	8,172	41
Direct Line Insurance Group PLC	44,809	76
Hargreaves Lansdown PLC	3,140	31
IG Group Holdings PLC	4,959	43
London Stock Exchange Group PLC	1,158	112
M&G PLC	71,266	175
Man Group PLC	20,117	59
NatWest Group PLC	50,917	166
Prudential PLC	12,773	175
Schroders PLC	5,656	32
Standard Chartered PLC	22,630	171
Standard Life Aberdeen PLC	47,001	118
Vanquis Banking Group PLC	9,773	29

		1,407

HEALTH CARE 1.6%
AstraZeneca PLC	11,053	1,531
ConvaTec Group PLC	15,091	43
GSK PLC	30,652	542
Smith & Nephew PLC	4,258	59

		2,175

INDUSTRIALS 1.9%
Ashtead Group PLC	2,184	134
BAE Systems PLC	48,334	585
Balfour Beatty PLC	11,899	55
Bunzl PLC	2,433	92
CNH Industrial NV	9,398	144
Diploma PLC	1,353	47
easyJet PLC (a)	2,893	18
Ferguson PLC	1,067	141
Firstgroup PLC	36,273	46
Howden Joinery Group PLC	6,906	60
IMI PLC	3,083	58
Inchcape PLC	4,523	43
International Consolidated Airlines Group SA	117,400	219
International Distributions Services PLC	32,255	89
Intertek Group PLC	867	43
Morgan Sindall Group PLC	1,533	32
Pagegroup PLC	5,627	32
RELX PLC	13,418	435
Rentokil Initial PLC	12,890	94
RS GROUP PLC	4,783	54
Spirax-Sarco Engineering PLC	552	81
Travis Perkins PLC	2,945	35
Weir Group PLC	2,031	47

		2,584

INFORMATION TECHNOLOGY 0.0%
Computacenter PLC	1,247	33
Sage Group PLC	1,652	16

		49

MATERIALS 1.0%
Anglo American PLC	4,301	143
Croda International PLC	842	68
Johnson Matthey PLC	4,914	120
Mondi PLC	4,736	75
Rio Tinto PLC	14,216	965

		1,371

REAL ESTATE 0.1%
Grainger PLC	7,532	22
Savills PLC	2,583	31

		53

UTILITIES 0.8%
Centrica PLC	212,688	279
Drax Group PLC	10,121	76
National Grid PLC	31,362	424
Severn Trent PLC	1,442	51
SSE PLC	8,534	191

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

United Utilities Group PLC	8,958	117

		1,138

Total United Kingdom		18,430

UNITED STATES 0.0%
CONSUMER DISCRETIONARY 0.0%
Carnival PLC (a)	1,775	16

HEALTH CARE 0.0%
BeiGene Ltd. (a)	2,300	38

Total United States		54

Total Common Stocks (Cost $121,628)		132,656

PREFERRED STOCKS 0.8%
GERMANY 0.8%
CONSUMER DISCRETIONARY 0.6%
Schaeffler AG	5,556	42
Volkswagen AG	5,458	745

		787

CONSUMER STAPLES 0.1%
Henkel AG & Co. KGaA	2,752	215

INDUSTRIALS 0.0%
Sartorius AG	82	35

MATERIALS 0.1%
Fuchs Petrolub SE	2,999	122

Total Preferred Stocks (Cost $1,320)		1,159

REAL ESTATE INVESTMENT TRUSTS 1.5%
AUSTRALIA 0.1%
REAL ESTATE 0.1%
Charter Hall Group	3,199	24
GPT Group	13,004	37
Stockland	15,079	40
Vicinity Ltd.	21,605	28

		129

Total Australia		129

BELGIUM 0.0%
REAL ESTATE 0.0%
Cofinimmo SA	234	21
Warehouses De Pauw CVA	1,243	37

		58

Total Belgium		58

CANADA 0.1%
REAL ESTATE 0.1%
Allied Properties Real Estate Investment Trust	1,250	22
Canadian Apartment Properties REIT	1,058	37
Dream Office Real Estate Investment Trust	1,917	21
Granite Real Estate Investment Trust	769	48

		128

Total Canada		128

FRANCE 0.1%
REAL ESTATE 0.1%
Klepierre SA	2,022	46

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Unibail-Rodamco-Westfield	1,066	57

		103

Total France		103

HONG KONG 0.1%
REAL ESTATE 0.1%
Fortune Real Estate Investment Trust	41,000	34
Link REIT	14,100	91

		125

Total Hong Kong		125

JAPAN 0.8%
REAL ESTATE 0.8%
Activia Properties, Inc.	7	20
Advance Residence Investment Corp.	20	48
AEON REIT Investment Corp.	34	37
Daiwa House REIT Investment Corp.	19	39
Daiwa Office Investment Corp.	2	9
Daiwa Securities Living Investments Corp.	55	45
Frontier Real Estate Investment Corp.	2	7
GLP J-Reit	32	35
Hulic Reit, Inc.	26	29
Industrial & Infrastructure Fund Investment Corp.	26	28
Invincible Investment Corp.	129	54
Japan Excellent, Inc.	33	30
Japan Hotel REIT Investment Corp.	166	94
Japan Logistics Fund, Inc.	20	44
Japan Metropolitan Fund Invest	76	56
Japan Prime Realty Investment Corp.	8	21
Japan Real Estate Investment Corp.	7	28
Kenedix Office Investment Corp.	15	35
LaSalle Logiport REIT	26	30
Mori Hills REIT Investment Corp.	27	30
Mori Trust Sogo Reit, Inc.	66	34
Nippon Accommodations Fund, Inc.	3	14
Nippon Building Fund, Inc.	9	38
Nippon Prologis REIT, Inc.	19	40
Nomura Real Estate Master Fund, Inc.	34	38
NTT UD REIT Investment Corp.	42	43
Orix JREIT, Inc.	31	39
Sekisui House Reit, Inc.	68	37
United Urban Investment Corp.	41	44

		1,046

Total Japan		1,046

SINGAPORE 0.1%
REAL ESTATE 0.1%
CapitaLand Ascendas REIT	30,700	66
CapitaLand Integrated Commercial Trust	25,300	38
Keppel DC REIT	24,900	39
Mapletree Industrial Trust	22,435	40

		183

Total Singapore		183

SPAIN 0.0%
REAL ESTATE 0.0%
Inmobiliaria Colonial Socimi SA	2,576	16

Total Spain		16

UNITED KINGDOM 0.2%
REAL ESTATE 0.2%
Assura PLC	28,441	17
Big Yellow Group PLC	2,209	32
Great Portland Estates PLC	3,770	24
LondonMetric Property PLC	13,834	30
Segro PLC	5,981	57

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Tritax Big Box REIT PLC	28,370	49

		209

Total United Kingdom		209

Total Real Estate Investment Trusts (Cost $2,315)		1,997

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (b) 0.6%		813

Total Short-Term Instruments (Cost $813)		813

Total Investments in Securities (Cost $126,076)		136,625

Total Investments 99.3% (Cost $126,076)		$136,625
Other Assets and Liabilities, net 0.7%		1,019

Net Assets 100.0%		$137,644

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$813	U.S. Treasury Notes 2.250% due 10/31/2024		$(829)	$813	$813

Total Repurchase Agreements							$(829)	$813	$813

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
Australia
	Communication Services				$0	$162	$0	$162
	Consumer Discretionary				49	661	0	710
	Consumer Staples				0	665	0	665
	Energy				96	384	0	480
	Financials				0	1,024	0	1,024
	Health Care				0	699	0	699
	Industrials				0	631	0	631
	Information Technology				0	39	0	39
	Materials				104	1,877	0	1,981
	Real Estate				0	39	0	39
	Utilities				123	293	0	416
Austria
	Energy				0	101	0	101
	Financials				0	45	0	45
	Industrials				0	59	0	59
	Materials				88	36	0	124
	Real Estate				0	45	0	45
	Utilities				0	37	0	37
Belgium
	Communication Services				0	76	0	76
	Consumer Discretionary				0	75	0	75
	Consumer Staples				60	135	0	195
	Financials				0	138	0	138
	Health Care				0	80	0	80
	Industrials				21	39	0	60
	Information Technology				0	60	0	60
	Materials				0	45	0	45
Canada
	Communication Services				696	0	0	696
	Consumer Discretionary				1,609	0	0	1,609
	Consumer Staples				1,018	0	0	1,018
	Energy				1,790	0	0	1,790
	Financials				983	0	0	983
	Industrials				1,275	0	0	1,275
	Information Technology				576	0	0	576
	Materials				883	0	0	883
	Real Estate				102	0	0	102
	Utilities				542	0	0	542
Chile
	Materials				0	72	0	72
Denmark
	Consumer Discretionary				0	89	0	89
	Consumer Staples				0	214	0	214
	Energy				0	73	0	73
	Financials				0	201	0	201
	Health Care				0	1,958	0	1,958
	Industrials				278	268	0	546
	Information Technology				0	14	0	14
	Materials				0	140	0	140

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Utilities	68	0	0	68
Finland
Communication Services	0	96	0	96
Consumer Staples	0	95	0	95
Energy	0	177	0	177
Financials	95	268	0	363
Health Care	0	78	0	78
Industrials	29	195	0	224
Information Technology	0	115	0	115
Materials	0	281	0	281
Real Estate	0	69	0	69
Utilities	0	69	0	69
France
Communication Services	0	1,249	0	1,249
Consumer Discretionary	96	2,499	0	2,595
Consumer Staples	528	420	0	948
Energy	0	859	0	859
Financials	0	1,180	0	1,180
Health Care	503	91	0	594
Industrials	152	2,426	0	2,578
Information Technology	0	147	0	147
Materials	0	54	0	54
Utilities	0	959	0	959
Germany
Communication Services	0	463	0	463
Consumer Discretionary	1,554	1,182	0	2,736
Consumer Staples	55	145	0	200
Financials	51	1,552	0	1,603
Health Care	0	535	0	535
Industrials	0	1,666	0	1,666
Information Technology	0	537	0	537
Materials	191	435	0	626
Real Estate	0	108	0	108
Utilities	0	367	0	367
Hong Kong
Communication Services	75	103	0	178
Consumer Discretionary	109	157	0	266
Consumer Staples	0	60	0	60
Financials	40	496	0	536
Industrials	221	438	0	659
Information Technology	0	34	0	34
Materials	28	38	0	66
Real Estate	420	199	0	619
Utilities	0	217	0	217
Ireland
Consumer Discretionary	86	121	0	207
Consumer Staples	0	174	0	174
Financials	0	80	0	80
Health Care	589	0	0	589
Industrials	223	216	0	439
Materials	0	153	0	153
Israel
Communication Services	79	0	0	79
Consumer Staples	0	30	0	30
Energy	65	49	0	114
Financials	31	357	0	388
Health Care	72	0	0	72
Industrials	0	42	0	42
Information Technology	151	46	0	197
Materials	0	122	0	122
Real Estate	21	12	0	33
Italy
Communication Services	0	378	0	378
Consumer Discretionary	0	369	0	369
Energy	0	1,038	0	1,038
Financials	93	967	0	1,060
Health Care	0	154	0	154
Industrials	0	239	0	239
Utilities	0	754	0	754
Japan
Communication Services	0	3,112	0	3,112
Consumer Discretionary	749	5,225	0	5,974
Consumer Staples	967	2,766	0	3,733
Energy	104	892	0	996
Financials	306	2,139	0	2,445
Health Care	402	1,800	0	2,202
Industrials	628	7,187	0	7,815
Information Technology	656	2,189	0	2,845
Materials	608	2,019	0	2,627
Real Estate	0	102	0	102
Utilities	332	1,194	0	1,526
Luxembourg
Communication Services	0	95	0	95
Consumer Discretionary	49	0	0	49
Materials	0	591	0	591
Macau

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Consumer Discretionary	21	14	0	35
Netherlands
Communication Services	0	293	0	293
Consumer Discretionary	0	840	0	840
Consumer Staples	989	280	0	1,269
Energy	0	45	0	45
Financials	0	1,230	0	1,230
Health Care	67	0	0	67
Industrials	252	400	0	652
Information Technology	208	681	0	889
Materials	0	463	0	463
New Zealand
Communication Services	0	65	0	65
Health Care	0	52	0	52
Industrials	0	84	0	84
Utilities	39	37	0	76
Norway
Communication Services	167	0	0	167
Consumer Staples	0	210	0	210
Energy	18	796	0	814
Financials	0	66	0	66
Industrials	0	78	0	78
Information Technology	107	0	0	107
Materials	194	112	0	306
Real Estate	0	26	0	26
Portugal
Consumer Staples	0	80	0	80
Energy	24	0	0	24
Utilities	0	518	0	518
Singapore
Communication Services	0	291	0	291
Consumer Discretionary	68	0	0	68
Consumer Staples	0	259	0	259
Energy	0	50	0	50
Financials	0	861	0	861
Industrials	24	464	0	488
Utilities	0	147	0	147
South Africa
Financials	0	16	0	16
Health Care	40	0	0	40
Spain
Communication Services	833	27	0	860
Consumer Discretionary	50	310	0	360
Consumer Staples	0	72	0	72
Energy	1,027	0	0	1,027
Financials	145	2,220	0	2,365
Health Care	0	34	0	34
Industrials	94	166	0	260
Materials	0	51	0	51
Utilities	426	891	0	1,317
Sweden
Communication Services	60	324	0	384
Consumer Discretionary	79	665	0	744
Consumer Staples	0	368	0	368
Financials	0	344	0	344
Industrials	130	549	0	679
Information Technology	0	56	0	56
Materials	0	247	0	247
Real Estate	0	84	0	84
Utilities	0	51	0	51
Switzerland
Communication Services	0	266	0	266
Consumer Discretionary	115	514	0	629
Consumer Staples	0	1,160	0	1,160
Financials	1,164	806	0	1,970
Health Care	18	990	0	1,008
Industrials	180	1,278	0	1,458
Information Technology	0	247	0	247
Materials	0	1,304	0	1,304
Real Estate	0	219	0	219
Utilities	0	68	0	68
United Kingdom
Communication Services	186	1,247	0	1,433
Consumer Discretionary	192	1,423	0	1,615
Consumer Staples	556	3,401	0	3,957
Energy	916	1,732	0	2,648
Financials	105	1,302	0	1,407
Health Care	542	1,633	0	2,175
Industrials	144	2,440	0	2,584
Information Technology	0	49	0	49
Materials	1,160	211	0	1,371
Real Estate	22	31	0	53
Utilities	470	668	0	1,138
United States
Consumer Discretionary	0	16	0	16
Health Care	0	38	0	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor International Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Preferred Stocks
Germany
Consumer Discretionary	42	745	0	787
Consumer Staples	215	0	0	215
Industrials	0	35	0	35
Materials	0	122	0	122
Real Estate Investment Trusts
Australia
Real Estate	0	129	0	129
Belgium
Real Estate	0	58	0	58
Canada
Real Estate	128	0	0	128
France
Real Estate	0	103	0	103
Hong Kong
Real Estate	0	125	0	125
Japan
Real Estate	0	1,046	0	1,046
Singapore
Real Estate	0	183	0	183
Spain
Real Estate	0	16	0	16
United Kingdom
Real Estate	41	168	0	209
Short-Term Instruments
Repurchase Agreements	0	813	0	813

Total Investments	$31,977	$104,648	$0	$136,625

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
COMMON STOCKS 96.8%
CANADA 0.1%
INDUSTRIALS 0.1%
Waste Connections, Inc.	824	$114

Total Canada		114

IRELAND 0.2%
INFORMATION TECHNOLOGY 0.2%
Accenture PLC 'A'	980	280

Total Ireland		280

SWITZERLAND 0.1%
FINANCIALS 0.1%
Chubb Ltd.	395	77

Total Switzerland		77

UNITED KINGDOM 0.4%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	6,540	133

CONSUMER STAPLES 0.0%
Nomad Foods Ltd. (a)	26	0

ENERGY 0.1%
TechnipFMC PLC (a)	4,877	67

FINANCIALS 0.1%
Janus Henderson Group PLC	692	18
Willis Towers Watson PLC	477	111

		129

INDUSTRIALS 0.1%
Nvent Electric PLC	759	33
Pentair PLC	1,619	89

		122

MATERIALS 0.0%
Amcor PLC	5,682	65

Total United Kingdom		516

UNITED STATES 96.0%
COMMUNICATION SERVICES 4.8%
AT&T, Inc.	119,204	2,295
Cable One, Inc.	12	8
Charter Communications, Inc. 'A' (a)	389	139
Cinemark Holdings, Inc. (a)	2,342	35
Comcast Corp. 'A'	13,490	511
EchoStar Corp. 'A' (a)	635	12
Electronic Arts, Inc.	1,207	145
Fox Corp. 'A'	2,059	70
Frontier Communications Parent, Inc. (a)	755	17
Interpublic Group of Cos., Inc.	2,658	99
John Wiley & Sons, Inc. 'A'	378	15
Liberty Broadband Corp. 'C' (a)	382	31
Liberty Latin America Ltd. 'C' (a)	1,481	12
Liberty Media Corp.-Liberty Formula One 'C' (a)	581	43

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Lumen Technologies, Inc.	25,478	68
Meta Platforms, Inc. 'A' (a)	2,465	522
Netflix, Inc. (a)	486	168
New York Times Co. 'A'	678	26
News Corp. 'A'	3,602	62
Nexstar Media Group, Inc. 'A'	376	65
Omnicom Group, Inc.	1,750	165
Paramount Global	5,767	129
Pinterest, Inc. 'A' (a)	1,934	53
Scholastic Corp.	278	10
T-Mobile U.S., Inc. (a)	1,843	267
Take-Two Interactive Software, Inc. (a)	254	30
TEGNA, Inc.	3,227	55
Telephone & Data Systems, Inc.	3,105	33
TripAdvisor, Inc. (a)	676	13
Verizon Communications, Inc.	19,687	766
Yelp, Inc. (a)	1,411	43

		5,907

CONSUMER DISCRETIONARY 13.4%
Abercrombie & Fitch Co. 'A' (a)	1,882	52
Academy Sports & Outdoors, Inc.	953	62
Acushnet Holdings Corp.	259	13
Adient PLC (a)	2,375	97
Adtalem Global Education, Inc. (a)	813	31
American Axle & Manufacturing Holdings, Inc. (a)	2,261	18
American Eagle Outfitters, Inc.	5,247	71
Aramark	618	22
Asbury Automotive Group, Inc. (a)	478	100
AutoNation, Inc. (a)	1,004	135
AutoZone, Inc. (a)	161	396
Bath & Body Works, Inc.	989	36
Best Buy Co., Inc.	3,745	293
Bloomin' Brands, Inc.	1,193	31
Booking Holdings, Inc. (a)	157	416
BorgWarner, Inc.	1,706	84
Boyd Gaming Corp.	248	16
Bright Horizons Family Solutions, Inc. (a)	267	21
Brunswick Corp.	834	68
Buckle, Inc.	707	25
Burlington Stores, Inc. (a)	202	41
Carnival Corp. (a)	5,777	59
Carter's, Inc.	1,446	104
Cheesecake Factory, Inc.	901	32
Chipotle Mexican Grill, Inc. (a)	20	34
Churchill Downs, Inc.	199	51
Cracker Barrel Old Country Store, Inc.	582	66
Crocs, Inc. (a)	285	36
Dana, Inc.	3,822	58
Darden Restaurants, Inc.	380	59
Dave & Buster's Entertainment, Inc. (a)	394	14
Deckers Outdoor Corp. (a)	196	88
Dick's Sporting Goods, Inc.	1,065	151
Dillard's, Inc. 'A'	144	44
Dollar General Corp.	1,312	276
Domino's Pizza, Inc.	428	141
Dorman Products, Inc. (a)	192	17
DR Horton, Inc.	371	36
eBay, Inc.	7,806	346
Etsy, Inc. (a)	418	47
Five Below, Inc. (a)	171	35
Foot Locker, Inc.	3,134	124
Ford Motor Co.	61,438	774
GameStop Corp. 'A' (a)	759	17
Gap, Inc.	8,287	83
General Motors Co.	23,378	858
Gentex Corp.	2,527	71
Genuine Parts Co.	416	70
Goodyear Tire & Rubber Co. (a)	9,249	102
Graham Holdings Co. 'B'	34	20
Grand Canyon Education, Inc. (a)	429	49
Group 1 Automotive, Inc.	403	91
Guess?, Inc.	1,132	22
H&R Block, Inc.	4,476	158
Hanesbrands, Inc.	2,823	15
Harley-Davidson, Inc.	1,207	46
Helen of Troy Ltd. (a)	121	12
Hilton Worldwide Holdings, Inc.	409	58
Home Depot, Inc.	2,195	648
Hyatt Hotels Corp. 'A' (a)	111	12
International Game Technology PLC	1,148	31
Jack in the Box, Inc.	880	77
Kohl's Corp.	4,461	105
Kontoor Brands, Inc.	960	46
La-Z-Boy, Inc.	743	22

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Las Vegas Sands Corp. (a)	2,342	135
Lear Corp.	758	106
Leggett & Platt, Inc.	1,616	52
Lennar Corp. 'A'	314	33
Liberty Media Corp.-Liberty SiriusXM 'C' (a)	3,102	87
Light & Wonder, Inc. (a)	252	15
Lithia Motors, Inc.	144	33
LKQ Corp.	423	24
Lowe's Cos., Inc.	1,724	345
M/I Homes, Inc. (a)	255	16
Macy's, Inc.	5,633	99
Marriott International, Inc. 'A'	761	126
Marriott Vacations Worldwide Corp.	159	21
McDonald's Corp.	4,041	1,130
MDC Holdings, Inc.	900	35
Meritage Homes Corp.	482	56
MGM Resorts International	569	25
Murphy USA, Inc.	838	216
Newell Brands, Inc.	734	9
NIKE, Inc. 'B'	2,186	268
Nordstrom, Inc.	1,958	32
Norwegian Cruise Line Holdings Ltd. (a)	1,161	16
NVR, Inc. (a)	10	56
O'Reilly Automotive, Inc. (a)	455	386
ODP Corp. (a)	1,041	47
Penn Entertainment, Inc. (a)	546	16
Penske Automotive Group, Inc.	718	102
Polaris, Inc.	203	22
Pool Corp.	236	81
PulteGroup, Inc.	2,187	127
PVH Corp.	479	43
Qurate Retail, Inc. (a)	15,316	15
Ralph Lauren Corp.	544	63
Ross Stores, Inc.	379	40
Royal Caribbean Cruises Ltd. (a)	286	19
Sally Beauty Holdings, Inc. (a)	3,230	50
Service Corp. International	1,598	110
Signet Jewelers Ltd.	707	55
Skechers USA, Inc. 'A' (a)	576	27
Sonic Automotive, Inc. 'A'	293	16
Starbucks Corp.	1,773	185
Steven Madden Ltd.	847	30
Strategic Education, Inc.	156	14
Tapestry, Inc.	488	21
Taylor Morrison Home Corp. 'A' (a)	2,670	102
Tempur Sealy International, Inc.	1,268	50
Texas Roadhouse, Inc.	467	50
Thor Industries, Inc.	1,025	82
TJX Cos., Inc.	1,770	139
Toll Brothers, Inc.	1,243	75
Tractor Supply Co.	440	103
Tri Pointe Homes, Inc. (a)	2,133	54
Ulta Beauty, Inc. (a)	370	202
Urban Outfitters, Inc. (a)	1,874	52
Vail Resorts, Inc.	260	61
VF Corp.	1,079	25
Vista Outdoor, Inc. (a)	292	8
Visteon Corp. (a)	676	106
Walgreens Boots Alliance, Inc.	18,990	657
Walmart, Inc.	16,475	2,429
Wendy's Co.	4,477	98
Whirlpool Corp.	902	119
Williams-Sonoma, Inc.	990	120
World Fuel Services Corp.	1,330	34
Wyndham Hotels & Resorts, Inc.	479	33
Wynn Resorts Ltd. (a)	300	34
Yum! Brands, Inc.	2,040	269

		16,539

CONSUMER STAPLES 12.0%
Altria Group, Inc.	18,745	836
Andersons, Inc.	453	19
Archer-Daniels-Midland Co.	9,801	781
B&G Foods, Inc.	1,640	25
Boston Beer Co., Inc. 'A' (a)	82	27
Brown-Forman Corp. 'B'	2,684	172
Bunge Ltd.	3,408	326
Cal-Maine Foods, Inc.	1,192	73
Campbell Soup Co.	1,200	66
Casey's General Stores, Inc.	618	134
Central Garden & Pet Co. 'A' (a)	321	13
Church & Dwight Co., Inc.	1,044	92
Clorox Co.	1,105	175
Coca-Cola Co.	21,746	1,349
Colgate-Palmolive Co.	4,756	357

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Conagra Brands, Inc.	2,873	108
Constellation Brands, Inc. 'A'	609	138
Costco Wholesale Corp.	1,105	549
Dollar Tree, Inc. (a)	726	104
Edgewell Personal Care Co.	1,152	49
Estee Lauder Cos., Inc. 'A'	224	55
Flowers Foods, Inc.	3,008	82
Fresh Del Monte Produce, Inc.	390	12
General Mills, Inc.	3,681	315
Hain Celestial Group, Inc. (a)	440	8
Herbalife Nutrition Ltd. (a)	1,242	20
Hershey Co.	571	145
Hormel Foods Corp.	1,003	40
Ingles Markets, Inc. 'A'	214	19
Ingredion, Inc.	946	96
J M Smucker Co.	750	118
Kellogg Co.	2,007	134
Keurig Dr Pepper, Inc.	2,519	89
Kimberly-Clark Corp.	2,253	302
Kraft Heinz Co.	7,451	288
Kroger Co.	13,440	664
Lamb Weston Holdings, Inc.	1,348	141
Lancaster Colony Corp.	300	61
McCormick & Co., Inc.	1,152	96
Molson Coors Beverage Co. 'B'	3,185	165
Mondelez International, Inc. 'A'	6,898	481
Monster Beverage Corp. (a)	2,398	129
National Beverage Corp. (a)	195	10
Nu Skin Enterprises, Inc. 'A'	1,213	48
PepsiCo, Inc.	8,728	1,591
Performance Food Group Co. (a)	1,695	102
Philip Morris International, Inc.	11,342	1,103
Post Holdings, Inc. (a)	991	89
PriceSmart, Inc.	194	14
Procter & Gamble Co.	8,825	1,312
SpartanNash Co.	576	14
Sprouts Farmers Market, Inc. (a)	3,942	138
Sysco Corp.	1,876	145
Target Corp.	5,691	943
TreeHouse Foods, Inc. (a)	749	38
Tyson Foods, Inc. 'A'	3,988	237
U.S. Foods Holding Corp. (a)	2,671	99
United Natural Foods, Inc. (a)	1,152	30
Universal Corp.	217	11
Vector Group Ltd.	1,959	23
Weis Markets, Inc.	149	13

		14,813

ENERGY 10.2%
Antero Resources Corp. (a)	4,305	99
APA Corp.	1,060	38
Arch Resources, Inc.	70	9
Archrock, Inc.	1,665	16
Baker Hughes Co.	9,934	287
ChampionX Corp.	584	16
Cheniere Energy, Inc.	719	113
Chevron Corp.	12,491	2,038
Civitas Resources, Inc.	195	13
CNX Resources Corp. (a)	2,966	48
ConocoPhillips	6,738	669
Coterra Energy, Inc.	969	24
CVR Energy, Inc.	1,086	36
Delek U.S. Holdings, Inc.	2,880	66
Devon Energy Corp.	865	44
Diamondback Energy, Inc.	208	28
DT Midstream, Inc.	182	9
EOG Resources, Inc.	648	74
EQT Corp.	959	31
Equitrans Midstream Corp.	1,610	9
Exxon Mobil Corp.	22,673	2,486
First Solar, Inc. (a)	339	74
Green Plains, Inc. (a)	374	12
Halliburton Co.	1,056	33
Helmerich & Payne, Inc.	1,885	67
Hess Corp.	1,148	152
HF Sinclair Corp.	502	24
Kinder Morgan, Inc.	6,300	110
Kosmos Energy Ltd. (a)	2,258	17
Marathon Oil Corp.	14,652	351
Marathon Petroleum Corp.	10,893	1,469
Matador Resources Co.	204	10
Murphy Oil Corp.	2,910	108
Nabors Industries Ltd. (a)	90	11
NOV, Inc.	8,214	152
Occidental Petroleum Corp.	7,797	487

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Oceaneering International, Inc. (a)	2,255	40
ONEOK, Inc.	694	44
Ovintiv, Inc.	303	11
Patterson-UTI Energy, Inc.	6,047	71
PBF Energy, Inc. 'A'	3,850	167
PDC Energy, Inc.	184	12
Peabody Energy Corp. (a)	1,959	50
Permian Resources Corp.	3,649	38
Phillips 66	9,087	921
Pioneer Natural Resources Co.	262	54
Range Resources Corp.	2,305	61
Schlumberger Ltd.	5,628	276
SM Energy Co.	2,714	76
Targa Resources Corp.	1,516	111
Transocean Ltd. (a)	17,052	108
Valero Energy Corp.	9,744	1,360
Williams Cos., Inc.	1,202	36

		12,666

FINANCIALS 11.7%
Affiliated Managers Group, Inc.	538	77
Aflac, Inc.	1,610	104
Allstate Corp.	3,777	419
Ally Financial, Inc.	5,602	143
American Equity Investment Life Holding Co.	959	35
American Express Co.	653	108
American Financial Group, Inc.	132	16
American International Group, Inc.	11,735	591
Ameriprise Financial, Inc.	136	42
Aon PLC 'A'	756	238
Apollo Global Management, Inc.	1,178	74
Ares Management Corp. 'A'	775	65
Arthur J Gallagher & Co.	674	129
Artisan Partners Asset Management, Inc. 'A'	374	12
Assurant, Inc.	99	12
Bank of New York Mellon Corp.	5,952	270
Bank OZK	311	11
BlackRock, Inc.	134	90
Blackstone, Inc.	922	81
Bread Financial Holdings, Inc.	1,863	56
Brighthouse Financial, Inc. (a)	1,603	71
Brightsphere Investment Group, Inc.	651	15
Brown & Brown, Inc.	1,218	70
Cadence Bank	588	12
Capital One Financial Corp.	4,954	476
Capitol Federal Financial, Inc.	994	7
Cincinnati Financial Corp.	119	13
Citigroup, Inc.	32,391	1,519
CME Group, Inc.	759	145
CNO Financial Group, Inc.	2,165	48
Commerce Bancshares, Inc.	215	13
Discover Financial Services	1,533	152
East West Bancorp, Inc.	494	27
Equitable Holdings, Inc.	764	19
Erie Indemnity Co. 'A'	129	30
Evercore, Inc. 'A'	514	59
FactSet Research Systems, Inc.	259	107
Federated Hermes, Inc.	1,329	53
Fidelity National Information Services, Inc.	629	34
First American Financial Corp.	435	24
First Citizens BancShares, Inc. 'A'	36	35
First Horizon Corp.	1,123	20
Fiserv, Inc. (a)	729	82
FleetCor Technologies, Inc. (a)	141	30
FNB Corp.	990	11
Franklin Resources, Inc.	4,936	133
Genworth Financial, Inc. 'A' (a)	8,926	45
Glacier Bancorp, Inc.	234	10
Global Payments, Inc.	292	31
Globe Life, Inc.	120	13
Goldman Sachs Group, Inc.	1,179	386
Hanover Insurance Group, Inc.	349	45
Hartford Financial Services Group, Inc.	281	20
Houlihan Lokey, Inc.	493	43
Huntington Bancshares, Inc.	1,214	14
Interactive Brokers Group, Inc. 'A'	515	42
Intercontinental Exchange, Inc.	1,217	127
Invesco Ltd.	7,344	120
Jack Henry & Associates, Inc.	726	109
Jackson Financial, Inc. 'A'	1,019	38
Jefferies Financial Group, Inc.	1,030	33
JPMorgan Chase & Co.	3,060	399
Kemper Corp.	449	25
KKR & Co., Inc.	849	45
Lincoln National Corp.	2,980	67

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Loews Corp.	2,099	122
LPL Financial Holdings, Inc.	1,011	205
Markel Corp. (a)	22	28
MarketAxess Holdings, Inc.	102	40
Marsh & McLennan Cos., Inc.	2,053	342
Mastercard, Inc. 'A'	1,706	620
Mercury General Corp.	377	12
MetLife, Inc.	3,916	227
MGIC Investment Corp.	1,186	16
Moelis & Co. 'A'	264	10
Moody's Corp.	191	58
Morgan Stanley	1,511	133
Morningstar, Inc.	123	25
MSCI, Inc.	349	195
Nasdaq, Inc.	1,167	64
Navient Corp.	3,687	59
New York Community Bancorp, Inc.	3,956	36
OneMain Holdings, Inc.	663	25
PacWest Bancorp	779	8
PayPal Holdings, Inc. (a)	1,235	94
PRA Group, Inc. (a)	334	13
Primerica, Inc.	168	29
Principal Financial Group, Inc.	439	33
ProAssurance Corp.	589	11
Progressive Corp.	2,483	355
Prosperity Bancshares, Inc.	163	10
Prudential Financial, Inc.	4,704	389
Raymond James Financial, Inc.	322	30
Regions Financial Corp.	1,140	21
Reinsurance Group of America, Inc.	126	17
RLI Corp.	222	29
S&P Global, Inc.	241	83
SEI Investments Co.	1,273	73
Selective Insurance Group, Inc.	141	13
SLM Corp.	3,871	48
South State Corp.	151	11
State Street Corp.	414	31
Stewart Information Services Corp.	422	17
Stifel Financial Corp.	188	11
Synchrony Financial	7,134	207
T Rowe Price Group, Inc.	935	106
Tradeweb Markets, Inc. 'A'	182	14
Travelers Cos., Inc.	2,763	474
United Bankshares, Inc.	330	12
Unum Group	3,864	153
Virtu Financial, Inc. 'A'	1,376	26
Visa, Inc. 'A'	3,535	797
Voya Financial, Inc.	394	28
Washington Federal, Inc.	398	12
Webster Financial Corp.	495	19
Wells Fargo & Co.	40,468	1,513
Western Union Co.	2,900	32
WEX, Inc. (a)	110	20
White Mountains Insurance Group Ltd.	25	34
Wintrust Financial Corp.	137	10
WR Berkley Corp.	346	22

		14,412

HEALTH CARE 16.2%
AbbVie, Inc.	6,698	1,068
Acadia Healthcare Co., Inc. (a)	192	14
Align Technology, Inc. (a)	73	24
Alnylam Pharmaceuticals, Inc. (a)	386	77
AmerisourceBergen Corp.	672	108
Amgen, Inc.	4,988	1,206
AMN Healthcare Services, Inc. (a)	307	26
Baxter International, Inc.	2,596	105
Becton Dickinson & Co.	1,056	261
Biogen, Inc. (a)	648	180
BioMarin Pharmaceutical, Inc. (a)	640	62
Boston Scientific Corp. (a)	1,946	97
Bristol-Myers Squibb Co.	10,687	741
Bruker Corp.	678	53
Cardinal Health, Inc.	7,546	570
Chemed Corp.	126	68
Cigna Corp.	378	97
Cooper Cos., Inc.	153	57
CVS Health Corp.	22,970	1,707
Danaher Corp.	449	113
DaVita, Inc. (a)	1,972	160
Dentsply Sirona, Inc.	903	36
Elevance Health, Inc.	1,038	477
Eli Lilly & Co.	3,229	1,109
Encompass Health Corp.	1,826	99
Exact Sciences Corp. (a)	564	38

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Gilead Sciences, Inc.	20,181	1,674
Globus Medical, Inc. 'A' (a)	381	22
Haemonetics Corp. (a)	500	41
HCA Healthcare, Inc.	584	154
Henry Schein, Inc. (a)	1,028	84
Hologic, Inc. (a)	704	57
Humana, Inc.	346	168
ICU Medical, Inc. (a)	156	26
IDEXX Laboratories, Inc. (a)	58	29
Incyte Corp. (a)	406	29
Integra LifeSciences Holdings Corp. (a)	396	23
Ionis Pharmaceuticals, Inc. (a)	278	10
IQVIA Holdings, Inc. (a)	182	36
Johnson & Johnson	9,533	1,478
Masimo Corp. (a)	387	71
McKesson Corp.	2,757	982
Merck & Co., Inc.	21,330	2,269
Mettler-Toledo International, Inc. (a)	75	115
Moderna, Inc. (a)	361	55
Neurocrine Biosciences, Inc. (a)	310	31
Organon & Co.	5,693	134
Owens & Minor, Inc. (a)	1,692	25
Patterson Cos., Inc.	1,923	52
Pediatrix Medical Group, Inc. (a)	1,219	18
Pfizer, Inc.	26,897	1,097
Premier, Inc. 'A'	882	29
Quest Diagnostics, Inc.	859	122
Regeneron Pharmaceuticals, Inc. (a)	447	367
ResMed, Inc.	566	124
Royalty Pharma PLC 'A'	2,268	82
Sarepta Therapeutics, Inc. (a)	256	35
Seagen, Inc. (a)	424	86
Select Medical Holdings Corp.	1,109	29
STERIS PLC	430	82
Stryker Corp.	358	102
Teleflex, Inc.	84	21
Tenet Healthcare Corp. (a)	2,662	158
Thermo Fisher Scientific, Inc.	417	240
United Therapeutics Corp. (a)	979	219
UnitedHealth Group, Inc.	1,065	503
Universal Health Services, Inc. 'B'	581	74
Vertex Pharmaceuticals, Inc. (a)	334	105
Viatris, Inc.	14,903	143
Waters Corp. (a)	174	54
West Pharmaceutical Services, Inc.	148	51
Zimmer Biomet Holdings, Inc.	236	31
Zoetis, Inc.	366	61

		19,951

INDUSTRIALS 11.9%
3M Co.	2,937	309
A O Smith Corp.	990	68
AAR Corp. (a)	420	23
ABM Industries, Inc.	971	44
Acuity Brands, Inc.	368	67
AECOM	1,193	101
Aerojet Rocketdyne Holdings, Inc. (a)	836	47
AGCO Corp.	653	88
Agilent Technologies, Inc.	343	47
Allison Transmission Holdings, Inc.	2,151	97
American Airlines Group, Inc. (a)	7,290	108
AMETEK, Inc.	182	26
API Group Corp. (a)	670	15
Apogee Enterprises, Inc.	314	14
Applied Industrial Technologies, Inc.	118	17
ArcBest Corp.	130	12
Arcosa, Inc.	314	20
Armstrong World Industries, Inc.	160	11
Arrow Electronics, Inc. (a)	1,202	150
Automatic Data Processing, Inc.	1,263	281
Avis Budget Group, Inc. (a)	2,016	393
Avnet, Inc.	2,044	92
Boeing Co. (a)	696	148
Boise Cascade Co.	591	37
Booz Allen Hamilton Holding Corp.	2,119	196
Broadridge Financial Solutions, Inc.	954	140
Builders FirstSource, Inc. (a)	223	20
BWX Technologies, Inc.	1,277	81
CACI International, Inc. 'A' (a)	378	112
Carlisle Cos., Inc.	91	21
Carrier Global Corp.	2,327	106
Caterpillar, Inc.	1,490	341
CH Robinson Worldwide, Inc.	1,516	151
Cintas Corp.	223	103
Clean Harbors, Inc. (a)	231	33

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Comfort Systems USA, Inc.	203	30
Copart, Inc. (a)	2,644	199
CoreCivic, Inc. (a)	2,980	27
CoStar Group, Inc. (a)	1,365	94
CSG Systems International, Inc.	310	17
CSX Corp.	5,279	158
Cummins, Inc.	818	195
Curtiss-Wright Corp.	353	62
Deere & Co.	303	125
Donaldson Co., Inc.	1,018	67
Dover Corp.	164	25
Eaton Corp. PLC	438	75
EMCOR Group, Inc.	106	17
Emerson Electric Co.	1,511	132
Encore Wire Corp.	285	53
Equifax, Inc.	390	79
Expeditors International of Washington, Inc.	924	102
Fastenal Co.	1,140	62
FedEx Corp.	231	53
Flex Ltd. (a)	3,520	81
Flowserve Corp.	566	19
Fluor Corp. (a)	4,197	130
Fortive Corp.	461	31
Franklin Electric Co., Inc.	140	13
FTI Consulting, Inc. (a)	666	131
GATX Corp.	347	38
Generac Holdings, Inc. (a)	229	25
General Dynamics Corp.	314	72
General Electric Co.	8,406	804
Genpact Ltd.	1,284	59
GMS, Inc. (a)	302	18
Graco, Inc.	637	47
Granite Construction, Inc.	657	27
Greenbrier Cos., Inc.	1,062	34
Healthcare Services Group, Inc.	1,204	17
HEICO Corp.	288	49
Hexcel Corp.	1,307	89
Hillenbrand, Inc.	301	14
HNI Corp.	407	11
Honeywell International, Inc.	717	137
Howmet Aerospace, Inc.	2,005	85
Hub Group, Inc. 'A' (a)	358	30
Hubbell, Inc.	223	54
Huntington Ingalls Industries, Inc.	102	21
IDEX Corp.	362	84
Illinois Tool Works, Inc.	1,066	260
Ingersoll Rand, Inc.	1,138	66
Insperity, Inc.	287	35
ITT, Inc.	751	65
Jabil, Inc.	1,718	151
JB Hunt Transport Services, Inc.	225	40
JetBlue Airways Corp. (a)	5,248	38
Johnson Controls International PLC	773	47
KAR Auction Services, Inc. (a)	2,330	32
KBR, Inc.	1,091	60
Knight-Swift Transportation Holdings, Inc.	669	38
L3Harris Technologies, Inc.	791	155
Landstar System, Inc.	647	116
Leidos Holdings, Inc.	894	82
Lennox International, Inc.	368	92
Lincoln Electric Holdings, Inc.	627	106
Lockheed Martin Corp.	1,754	829
ManpowerGroup, Inc.	1,023	84
Masco Corp.	1,104	55
MasTec, Inc. (a)	161	15
Matthews International Corp. 'A'	328	12
MAXIMUS, Inc.	806	63
MDU Resources Group, Inc.	2,516	77
Moog, Inc. 'A'	268	27
MSA Safety, Inc.	236	32
MSC Industrial Direct Co., Inc. 'A'	1,052	88
Mueller Industries, Inc.	959	70
Nordson Corp.	212	47
Northrop Grumman Corp.	932	430
NOW, Inc. (a)	1,521	17
Old Dominion Freight Line, Inc.	129	44
Oshkosh Corp.	688	57
Otis Worldwide Corp.	1,637	138
Owens Corning	617	59
PACCAR, Inc.	792	58
Parker-Hannifin Corp.	167	56
Parsons Corp. (a)	266	12
Paychex, Inc.	804	92
Primoris Services Corp.	482	12
Quanta Services, Inc.	919	153
Raytheon Technologies Corp.	1,703	167

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

RBC Bearings, Inc. (a)	141	33
Republic Services, Inc.	619	84
Resideo Technologies, Inc. (a)	1,376	25
Robert Half International, Inc.	478	39
Rockwell Automation, Inc.	122	36
Rollins, Inc.	2,171	81
Rush Enterprises, Inc. 'A'	518	28
Ryder System, Inc.	1,068	95
Schneider National, Inc. 'B'	762	20
Science Applications International Corp.	293	32
SkyWest, Inc. (a)	479	11
Snap-on, Inc.	152	38
Spirit AeroSystems Holdings, Inc. 'A'	1,500	52
Steelcase, Inc. 'A'	1,358	11
Stericycle, Inc. (a)	955	42
Terex Corp.	1,940	94
Textron, Inc.	368	26
Timken Co.	911	74
Toro Co.	1,508	168
TransDigm Group, Inc.	85	63
Trinity Industries, Inc.	1,275	31
U-Haul Holding Co.	709	39
Uber Technologies, Inc. (a)	2,197	70
UFP Industries, Inc.	568	45
UniFirst Corp.	167	29
Union Pacific Corp.	2,118	426
United Airlines Holdings, Inc. (a)	721	32
United Parcel Service, Inc. 'B'	2,467	479
United Rentals, Inc.	88	35
Univar Solutions, Inc. (a)	622	22
Valmont Industries, Inc.	41	13
Verisk Analytics, Inc.	864	166
Wabtec Corp.	330	33
Waste Management, Inc.	1,489	243
Watsco, Inc.	554	176
Watts Water Technologies, Inc. 'A'	198	33
Werner Enterprises, Inc.	1,283	58
WESCO International, Inc.	1,197	185
WillScot Mobile Mini Holdings Corp. (a)	840	39
WW Grainger, Inc.	200	138
Xylem, Inc.	1,144	120

		14,752

INFORMATION TECHNOLOGY 10.3%
Activision Blizzard, Inc.	1,847	158
Akamai Technologies, Inc. (a)	507	40
Amdocs Ltd.	1,172	113
Amkor Technology, Inc.	1,237	32
Amphenol Corp. 'A'	686	56
Analog Devices, Inc.	485	96
Ansys, Inc. (a)	220	73
Apple, Inc.	6,944	1,145
Applied Materials, Inc.	2,335	287
Arista Networks, Inc. (a)	743	125
Autodesk, Inc. (a)	989	206
Belden, Inc.	530	46
Bentley Systems, Inc. 'B'	665	29
Black Knight, Inc. (a)	851	49
Broadcom, Inc.	881	565
Cadence Design Systems, Inc. (a)	354	74
CDW Corp.	466	91
Cirrus Logic, Inc. (a)	436	48
Cisco Systems, Inc.	20,160	1,054
CommScope Holding Co., Inc. (a)	3,505	22
Corning, Inc.	10,871	383
Dell Technologies, Inc. 'C'	72	3
Dolby Laboratories, Inc. 'A'	551	47
Dropbox, Inc. 'A' (a)	622	13
DXC Technology Co. (a)	2,523	64
EPAM Systems, Inc. (a)	165	49
Fair Isaac Corp. (a)	156	110
Fortinet, Inc. (a)	1,054	70
Gartner, Inc. (a)	331	108
Gen Digital, Inc.	5,354	92
GoDaddy, Inc. 'A' (a)	580	45
Hewlett Packard Enterprise Co.	29,117	464
HP, Inc.	9,232	271
Insight Enterprises, Inc. (a)	479	68
International Business Machines Corp.	13,228	1,734
Juniper Networks, Inc.	7,809	269
Keysight Technologies, Inc. (a)	508	82
KLA Corp.	357	142
Kyndryl Holdings, Inc. (a)	5,926	87
Lam Research Corp.	411	218
Littelfuse, Inc.	111	30

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Manhattan Associates, Inc. (a)	117	18
Microchip Technology, Inc.	624	52
Monolithic Power Systems, Inc.	125	63
Motorola Solutions, Inc.	517	148
National Instruments Corp.	973	51
NCR Corp. (a)	1,333	31
NetApp, Inc.	421	27
NetScout Systems, Inc. (a)	1,223	35
ON Semiconductor Corp. (a)	583	48
Oracle Corp.	15,007	1,394
OSI Systems, Inc. (a)	152	16
Plexus Corp. (a)	231	23
PTC, Inc. (a)	366	47
QUALCOMM, Inc.	3,646	465
Roper Technologies, Inc.	133	59
Sanmina Corp. (a)	1,178	72
Seagate Technology Holdings PLC	603	40
Silicon Laboratories, Inc. (a)	134	23
Skyworks Solutions, Inc.	468	55
Splunk, Inc. (a)	586	56
Super Micro Computer, Inc. (a)	460	49
Synaptics, Inc. (a)	262	29
Synopsys, Inc. (a)	231	89
TE Connectivity Ltd.	204	27
Teledyne Technologies, Inc. (a)	212	95
Teradata Corp. (a)	1,019	41
Teradyne, Inc.	435	47
Texas Instruments, Inc.	2,867	533
TTM Technologies, Inc. (a)	798	11
Tyler Technologies, Inc. (a)	36	13
VeriSign, Inc. (a)	108	23
Vishay Intertechnology, Inc.	2,958	67
VMware, Inc. 'A' (a)	224	28
Western Digital Corp. (a)	3,790	143
Wolfspeed, Inc. (a)	443	29
Xerox Holdings Corp.	3,486	54
Zoom Video Communications, Inc. 'A' (a)	655	48

		12,707

MATERIALS 3.9%
Air Products & Chemicals, Inc.	260	75
Albemarle Corp.	376	83
Alcoa Corp.	2,097	89
AptarGroup, Inc.	572	68
Arconic Corp. (a)	1,602	42
Ashland, Inc.	94	10
ATI, Inc. (a)	1,209	48
Avery Dennison Corp.	474	85
Axalta Coating Systems Ltd. (a)	2,310	70
Berry Global Group, Inc.	1,071	63
Cabot Corp.	717	55
Carpenter Technology Corp.	831	37
Celanese Corp.	553	60
Chemours Co.	1,306	39
Commercial Metals Co.	2,125	104
Corteva, Inc.	1,601	97
Crown Holdings, Inc.	923	76
Dow, Inc.	676	37
DuPont de Nemours, Inc.	4,655	334
Eagle Materials, Inc.	106	16
Eastman Chemical Co.	328	28
FMC Corp.	332	41
Graphic Packaging Holding Co.	6,928	177
Greif, Inc. 'A'	442	28
Innospec, Inc.	151	15
International Flavors & Fragrances, Inc.	402	37
International Paper Co.	2,550	92
Kaiser Aluminum Corp.	154	11
Linde PLC	514	183
Louisiana-Pacific Corp.	848	46
LyondellBasell Industries NV 'A'	4,435	416
Mativ Holdings, Inc.	540	12
Mosaic Co.	6,773	311
NewMarket Corp.	55	20
Newmont Corp.	1,388	68
Nucor Corp.	1,504	232
O-I Glass, Inc. (a)	3,478	79
Olin Corp.	1,986	110
Packaging Corp. of America	128	18
PPG Industries, Inc.	934	125
Reliance Steel & Aluminum Co.	817	210
Royal Gold, Inc.	348	45
RPM International, Inc.	1,519	132
Scotts Miracle-Gro Co.	604	42
Sealed Air Corp.	2,691	124

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Sensient Technologies Corp.	328	25
Sherwin-Williams Co.	637	143
Silgan Holdings, Inc.	1,109	59
Sonoco Products Co.	1,374	84
Steel Dynamics, Inc.	735	83
Stepan Co.	125	13
Sylvamo Corp.	989	46
United States Steel Corp.	1,837	48
Valvoline, Inc.	839	29
Vulcan Materials Co.	166	28
Warrior Met Coal, Inc.	1,830	67
WestRock Co.	4,562	139
Worthington Industries, Inc.	266	17

		4,871

REAL ESTATE 0.1%
Anywhere Real Estate, Inc. (a)	2,647	14
CBRE Group, Inc. 'A' (a)	414	30
DigitalBridge Group, Inc.	2,371	28
Zillow Group, Inc. 'C' (a)	580	26

		98

UTILITIES 1.5%
AES Corp.	3,567	86
Ameren Corp.	445	38
American Electric Power Co., Inc.	482	44
American Water Works Co., Inc.	113	17
Atmos Energy Corp.	516	58
Avista Corp.	1,011	43
CenterPoint Energy, Inc.	1,091	32
Clearway Energy, Inc. 'C'	874	27
Consolidated Edison, Inc.	456	44
Constellation Energy Corp.	340	27
Dominion Energy, Inc.	2,026	113
Edison International	663	47
Entergy Corp.	636	68
Essential Utilities, Inc.	424	18
Evergy, Inc.	614	38
Eversource Energy	437	34
Exelon Corp.	8,254	346
Hawaiian Electric Industries, Inc.	651	25
National Fuel Gas Co.	910	53
New Jersey Resources Corp.	228	12
NRG Energy, Inc.	1,225	42
OGE Energy Corp.	377	14
Ormat Technologies, Inc.	374	32
PG&E Corp. (a)	2,326	38
Pinnacle West Capital Corp.	160	13
PNM Resources, Inc.	681	33
PPL Corp.	1,231	34
Public Service Enterprise Group, Inc.	1,203	75
Sempra Energy	438	66
Southern Co.	1,198	83
UGI Corp.	340	12
Vistra Corp.	5,855	140
WEC Energy Group, Inc.	391	37
Xcel Energy, Inc.	679	46

		1,835

Total United States		118,551

Total Common Stocks (Cost $105,706)		119,538

REAL ESTATE INVESTMENT TRUSTS 2.6%
UNITED STATES 2.6%
FINANCIALS 0.4%
AGNC Investment Corp.	4,721	48
Annaly Capital Mangaement, Inc.	2,676	51
Blackstone Mortgage Trust, Inc. 'A'	1,843	33
Chimera Investment Corp.	6,719	38
Ladder Capital Corp.	1,357	13
MFA Financial, Inc.	2,666	26
New York Mortgage Trust, Inc.	947	9
PennyMac Mortgage Investment Trust	3,677	45
Redwood Trust, Inc.	1,996	14
Rithm Capital Corp.	10,017	80
Starwood Property Trust, Inc.	3,927	70

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

Two Harbors Investment Corp.	1,990	29

		456

REAL ESTATE 2.2%
Agree Realty Corp.	137	9
Alexander & Baldwin, Inc.	734	14
American Homes 4 Rent 'A'	1,258	40
American Tower Corp.	172	35
Americold Realty Trust, Inc.	1,839	52
Apple Hospitality REIT, Inc.	3,357	52
Camden Property Trust	588	62
Corporate Office Properties Trust	1,301	31
Crown Castle, Inc.	427	57
CubeSmart	1,030	48
DiamondRock Hospitality Co.	1,879	15
Digital Realty Trust, Inc.	376	37
Douglas Emmett, Inc.	809	10
EastGroup Properties, Inc.	156	26
Elme Communities	778	14
Equinix, Inc.	141	102
Equity Commonwealth	1,500	31
Equity LifeStyle Properties, Inc.	640	43
Extra Space Storage, Inc.	464	76
First Industrial Realty Trust, Inc.	593	31
Gaming & Leisure Properties, Inc.	2,811	146
Healthcare Realty Trust, Inc.	2,358	46
Host Hotels & Resorts, Inc.	2,770	46
Invitation Homes, Inc.	2,687	84
Iron Mountain, Inc.	1,845	98
Kilroy Realty Corp.	783	25
Kite Realty Group Trust	754	16
Lamar Advertising Co. 'A'	483	48
Life Storage, Inc.	430	56
LXP Industrial Trust	2,029	21
Macerich Co.	5,186	55
National Retail Properties, Inc.	326	14
Omega Healthcare Investors, Inc.	879	24
Outfront Media, Inc.	1,069	17
Paramount Group, Inc.	3,727	17
Park Hotels & Resorts, Inc.	3,922	48
Physicians Realty Trust	1,489	22
Piedmont Office Realty Trust, Inc. 'A'	1,511	11
Public Storage	443	134
Rayonier, Inc.	985	33
Realty Income Corp.	737	47
Regency Centers Corp.	911	56
RLJ Lodging Trust	3,154	33
Ryman Hospitality Properties, Inc.	419	38
SBA Communications Corp.	142	37
Service Properties Trust	3,835	38
Simon Property Group, Inc.	1,201	134
SITE Centers Corp.	1,876	23
SL Green Realty Corp.	267	6
Spirit Realty Capital, Inc.	254	10
STAG Industrial, Inc.	697	24
Sun Communities, Inc.	376	53
Sunstone Hotel Investors, Inc.	2,908	29
Tanger Factory Outlet Centers, Inc.	679	13
UDR, Inc.	1,526	63
Veris Residential, Inc.	1,741	25
VICI Properties, Inc.	4,873	159
WP Carey, Inc.	1,676	130
Xenia Hotels & Resorts, Inc.	1,885	25

		2,689

Total Real Estate Investment Trusts (Cost $3,253)		3,145

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		640

Total Short-Term Instruments (Cost $640)		640

Total Investments in Securities (Cost $109,599)		123,323

Total Investments 99.9% (Cost $109,599)		$123,323
Other Assets and Liabilities, net 0.1%		126

Net Assets 100.0%		$123,449

Schedule of Investments PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$640	U.S. Treasury Notes 2.250% due 10/31/2024		$(652)	$640	$640

Total Repurchase Agreements							$(652)	$640	$640

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
Canada
	Industrials				$114	$0	$0	$114
Ireland
	Information Technology				280	0	0	280
Switzerland
	Financials				77	0	0	77
United Kingdom
	Communication Services				133	0	0	133
	Energy				67	0	0	67
	Financials				129	0	0	129
	Industrials				122	0	0	122
	Materials				65	0	0	65
United States
	Communication Services				5,907	0	0	5,907
	Consumer Discretionary				16,539	0	0	16,539
	Consumer Staples				14,813	0	0	14,813
	Energy				12,666	0	0	12,666
	Financials				14,412	0	0	14,412
	Health Care				19,951	0	0	19,951
	Industrials				14,752	0	0	14,752
	Information Technology				12,707	0	0	12,707
	Materials				4,871	0	0	4,871
	Real Estate				98	0	0	98
	Utilities				1,835	0	0	1,835
Real Estate Investment Trusts
United States
	Financials				456	0	0	456
	Real Estate				2,689	0	0	2,689
Short-Term Instruments
Repurchase Agreements					0	640	0	640

Total Investments					$122,683	$640	$0	$123,323

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO RAFI ESG U.S. ETF	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
COMMON STOCKS 97.9%
IRELAND 0.6%
INFORMATION TECHNOLOGY 0.6%
Accenture PLC 'A'	671	$192

Total Ireland		192

UNITED KINGDOM 0.3%
COMMUNICATION SERVICES 0.1%
Liberty Global PLC 'C' (a)	2,028	41

MATERIALS 0.2%
Amcor PLC	3,740	43

Total United Kingdom		84

UNITED STATES 97.0%
COMMUNICATION SERVICES 9.5%
AT&T, Inc.	45,337	873
Comcast Corp. 'A'	9,946	377
Electronic Arts, Inc.	548	66
Lumen Technologies, Inc.	7,240	19
Meta Platforms, Inc. 'A' (a)	3,842	814
Paramount Global	716	16
T-Mobile U.S., Inc. (a)	77	11
Verizon Communications, Inc.	14,336	558
Walt Disney Co. (a)	2,791	279

		3,013

CONSUMER DISCRETIONARY 7.3%
Adient PLC (a)	635	26
Bed Bath & Beyond, Inc. (a)	2,380	1
Best Buy Co., Inc.	1,442	113
Dollar General Corp.	316	66
eBay, Inc.	2,207	98
Foot Locker, Inc.	541	21
Ford Motor Co.	22,150	279
Gap, Inc.	3,134	31
General Motors Co.	11,169	410
Genuine Parts Co.	223	37
Goodyear Tire & Rubber Co. (a)	3,402	37
Hasbro, Inc.	200	11
Hilton Worldwide Holdings, Inc.	180	25
Home Depot, Inc.	1,145	338
Kohl's Corp.	535	13
Lear Corp.	273	38
LKQ Corp.	65	4
Lowe's Cos., Inc.	998	200
Marriott International, Inc. 'A'	328	54
Mohawk Industries, Inc. (a)	53	5
Newell Brands, Inc.	964	12
NIKE, Inc. 'B'	1,362	167
PVH Corp.	467	42
Tapestry, Inc.	108	5
Tesla, Inc. (a)	95	20
TJX Cos., Inc.	1,683	132
Tractor Supply Co.	13	3
VF Corp.	1,672	38
Walgreens Boots Alliance, Inc.	1,381	48
Whirlpool Corp.	353	47

		2,321

CONSUMER STAPLES 7.3%
Archer-Daniels-Midland Co.	1,254	100
Campbell Soup Co.	358	20

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2023 (Unaudited)

Church & Dwight Co., Inc.	64	6
Clorox Co.	187	29
Coca-Cola Co.	5,233	325
Colgate-Palmolive Co.	1,427	107
Conagra Brands, Inc.	636	24
Estee Lauder Cos., Inc. 'A'	48	12
General Mills, Inc.	1,230	105
Hershey Co.	84	21
Ingredion, Inc.	182	18
J M Smucker Co.	215	34
Kellogg Co.	585	39
Keurig Dr Pepper, Inc.	249	9
Kimberly-Clark Corp.	736	99
Kraft Heinz Co.	1,966	76
Kroger Co.	664	33
Mondelez International, Inc. 'A'	2,498	174
Procter & Gamble Co.	4,825	717
Sysco Corp.	1,085	84
Target Corp.	1,466	243
Tyson Foods, Inc. 'A'	923	55
U.S. Foods Holding Corp. (a)	85	3

		2,333

FINANCIALS 15.4%
Aflac, Inc.	1,421	92
Allstate Corp.	867	96
American Express Co.	991	163
Ameriprise Financial, Inc.	241	74
Bank of America Corp.	19,964	571
Bank of New York Mellon Corp.	3,112	141
BlackRock, Inc.	183	122
Bread Financial Holdings, Inc.	355	11
Citigroup, Inc.	16,342	766
Equitable Holdings, Inc.	1,283	33
Fidelity National Information Services, Inc.	1,024	56
Fifth Third Bancorp	383	10
Fiserv, Inc. (a)	238	27
Goldman Sachs Group, Inc.	566	185
Hartford Financial Services Group, Inc.	853	59
JPMorgan Chase & Co.	6,622	863
Lincoln National Corp.	1,227	27
Marsh & McLennan Cos., Inc.	19	3
Mastercard, Inc. 'A'	464	169
MetLife, Inc.	1,966	114
Moody's Corp.	74	23
PayPal Holdings, Inc. (a)	441	33
Principal Financial Group, Inc.	548	41
Progressive Corp.	25	4
Prudential Financial, Inc.	1,687	140
S&P Global, Inc.	229	79
State Street Corp.	911	69
Visa, Inc. 'A'	1,172	264
Wells Fargo & Co.	16,872	631
Western Union Co.	1,676	19

		4,885

HEALTH CARE 19.0%
Abbott Laboratories	2,295	232
AbbVie, Inc.	558	89
AmerisourceBergen Corp.	238	38
Amgen, Inc.	339	82
Baxter International, Inc.	1,221	50
Becton Dickinson & Co.	367	91
Biogen, Inc. (a)	580	161
Boston Scientific Corp. (a)	1,475	74
Bristol-Myers Squibb Co.	5,123	355
Cardinal Health, Inc.	1,339	101
Cigna Corp.	1,003	256
CVS Health Corp.	5,685	422
DaVita, Inc. (a)	374	30
Edwards Lifesciences Corp. (a)	315	26
Elevance Health, Inc.	676	311
Eli Lilly & Co.	447	154
Gilead Sciences, Inc.	3,259	270
Henry Schein, Inc. (a)	62	5
Hologic, Inc. (a)	39	3
Humana, Inc.	304	148
Illumina, Inc. (a)	164	38
Intuitive Surgical, Inc. (a)	140	36
Johnson & Johnson	5,980	927
Laboratory Corp. of America Holdings	140	32
McKesson Corp.	320	114
Merck & Co., Inc.	5,864	624
Pfizer, Inc.	14,865	606

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2023 (Unaudited)

Quest Diagnostics, Inc.	375	53
Regeneron Pharmaceuticals, Inc. (a)	90	74
Stryker Corp.	65	19
UnitedHealth Group, Inc.	1,227	580
Universal Health Services, Inc. 'B'	27	3
Viatris, Inc.	682	7
Waters Corp. (a)	93	29

		6,040

INDUSTRIALS 5.6%
3M Co.	2,078	219
Agilent Technologies, Inc.	294	41
Arrow Electronics, Inc. (a)	354	44
Automatic Data Processing, Inc.	437	97
Avnet, Inc.	811	37
Carrier Global Corp.	1,478	68
Cummins, Inc.	617	147
Deere & Co.	247	102
Dover Corp.	225	34
FedEx Corp.	607	139
Flex Ltd. (a)	1,955	45
Fortune Brands Innovations, Inc.	110	7
Illinois Tool Works, Inc.	420	102
Johnson Controls International PLC	2,051	124
ManpowerGroup, Inc.	462	38
Masterbrand, Inc. (a)	100	1
Otis Worldwide Corp.	135	11
Owens Corning	438	42
Paychex, Inc.	26	3
Republic Services, Inc.	261	35
Rockwell Automation, Inc.	163	48
Stanley Black & Decker, Inc.	386	31
United Parcel Service, Inc. 'B'	841	163
United Rentals, Inc.	137	54
Waste Management, Inc.	552	90
WW Grainger, Inc.	86	59

		1,781

INFORMATION TECHNOLOGY 29.1%
Adobe, Inc. (a)	391	151
Advanced Micro Devices, Inc. (a)	245	24
Akamai Technologies, Inc. (a)	248	19
Amdocs Ltd.	304	29
Analog Devices, Inc.	302	59
Apple, Inc.	10,483	1,729
Applied Materials, Inc.	1,660	204
Broadcom, Inc.	257	165
Cadence Design Systems, Inc. (a)	161	34
CDW Corp.	181	35
Cisco Systems, Inc.	17,103	894
Cognizant Technology Solutions Corp. 'A'	1,523	93
Corning, Inc.	2,012	71
Dell Technologies, Inc. 'C'	425	17
DXC Technology Co. (a)	1,335	34
Gen Digital, Inc.	1,854	32
Hewlett Packard Enterprise Co.	11,803	188
HP, Inc.	4,746	139
Intel Corp.	32,601	1,065
International Business Machines Corp.	3,584	470
Juniper Networks, Inc.	1,578	54
KLA Corp.	8	3
Lam Research Corp.	190	101
Marvell Technology, Inc.	337	15
Micron Technology, Inc.	3,730	225
Microsoft Corp.	6,140	1,770
Motorola Solutions, Inc.	191	55
NetApp, Inc.	856	55
ON Semiconductor Corp. (a)	439	36
Oracle Corp.	4,680	435
QUALCOMM, Inc.	2,833	361
salesforce.com, Inc. (a)	540	108
Seagate Technology Holdings PLC	1,177	78
Skyworks Solutions, Inc.	91	11
Synopsys, Inc. (a)	8	3
TE Connectivity Ltd.	595	78
Teradyne, Inc.	45	5
Texas Instruments, Inc.	1,394	259
VMware, Inc. 'A' (a)	424	53
Western Digital Corp. (a)	2,146	81

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2023 (Unaudited)

Xerox Holdings Corp.	2,163	33

		9,271

MATERIALS 3.3%
Air Products & Chemicals, Inc.	54	16
Ball Corp.	136	7
CF Industries Holdings, Inc.	81	6
Dow, Inc.	2,163	119
DuPont de Nemours, Inc.	2,629	189
Eastman Chemical Co.	510	43
Ecolab, Inc.	454	75
International Flavors & Fragrances, Inc.	190	17
International Paper Co.	1,498	54
Linde PLC	575	204
Mosaic Co.	754	35
Newmont Corp.	2,074	102
Packaging Corp. of America	201	28
PPG Industries, Inc.	625	83
Sherwin-Williams Co.	153	34
WestRock Co.	793	24

		1,036

REAL ESTATE 0.2%
CBRE Group, Inc. 'A' (a)	573	42
Jones Lang LaSalle, Inc. (a)	155	22

		64

UTILITIES 0.3%
American Water Works Co., Inc.	264	39
Edison International	885	62

		101

Total United States		30,845

Total Common Stocks (Cost $31,554)		31,121

REAL ESTATE INVESTMENT TRUSTS 1.6%
UNITED STATES 1.6%
REAL ESTATE 1.6%
American Tower Corp.	200	41
AvalonBay Communities, Inc.	160	27
Crown Castle, Inc.	291	39
Equinix, Inc.	54	39
Equity Residential	499	30
Essex Property Trust, Inc.	76	16
Healthpeak Properties, Inc.	1,014	22
Host Hotels & Resorts, Inc.	2,391	39
Iron Mountain, Inc.	793	42
Mid-America Apartment Communities, Inc.	25	4
Prologis, Inc.	179	22
Ventas, Inc.	1,155	50
Welltower, Inc.	958	69
Weyerhaeuser Co.	2,382	72

		512

Total Real Estate Investment Trusts (Cost $582)		512

Total Investments in Securities (Cost $32,136)		31,633

Total Investments 99.5% (Cost $32,136)		$31,633
Other Assets and Liabilities, net 0.5%		166

Net Assets 100.0%		$31,799

Schedule of Investments PIMCO RAFI ESG U.S. ETF (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Security did not produce income within the last twelve months.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Common Stocks
Ireland
	Information Technology	$192	$0	$0	$192
United Kingdom
	Communication Services	41	0	0	41
	Materials	43	0	0	43
United States
	Communication Services	3,013	0	0	3,013
	Consumer Discretionary	2,321	0	0	2,321
	Consumer Staples	2,333	0	0	2,333
	Financials	4,885	0	0	4,885
	Health Care	6,040	0	0	6,040
	Industrials	1,781	0	0	1,781
	Information Technology	9,271	0	0	9,271
	Materials	1,036	0	0	1,036
	Real Estate	64	0	0	64
	Utilities	101	0	0	101
Real Estate Investment Trusts
United States
	Real Estate	512	0	0	512

Total Investments		$31,633	$0	$0	$31,633

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 43.7% ¤
MUTUAL FUNDS 43.0%
Vanguard Developed Markets Index Fund 'Institutional'	4,430,148	$64,370
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,115,832	28,476
Vanguard Institutional Index Fund 'Institutional'	228,989	78,534
Vanguard Small-Cap Index Fund 'Institutional'	51,650	4,692

Total Mutual Funds (Cost $159,998)		176,072

SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (d) 0.3%		1,081

U.S. TREASURY BILLS 0.4%
4.318% due 04/25/2023 - 05/09/2023 (a)(b)(e)(h)	$1,871	1,863

Total Short-Term Instruments (Cost $2,945)		2,944

Total Investments in Securities (Cost $162,943)		179,016

INVESTMENTS IN AFFILIATES 55.4%
MUTUAL FUNDS (c) 52.6%
PIMCO Emerging Markets Local Currency and Bond Fund	2,188,102	12,538
PIMCO High Yield Fund	1,118,578	8,613
PIMCO Income Fund	5,324,725	55,643
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,120,817	10,648
PIMCO Long-Term Real Return Fund	3,012,844	41,788
PIMCO Long-Term U.S. Government Fund	1,399,814	22,117
PIMCO Real Return Fund	1,646,861	16,880
PIMCO Total Return Fund	5,464,260	47,157

Total Mutual Funds (Cost $237,716)		215,384

SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	1,176,144	11,435

Total Short-Term Instruments (Cost $11,428)		11,435

Total Investments in Affiliates (Cost $249,144)		226,819

Total Investments 99.1% (Cost $412,087)		$405,835
Financial Derivative Instruments (f)(g) 0.2%(Cost or Premiums, net $1,474)		740
Other Assets and Liabilities, net 0.7%		3,036

Net Assets 100.0%		$409,611

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,081	U.S. Treasury Bills 0.000% due 03/21/2024	$(1,103)	$1,081	$1,081

Total Repurchase Agreements	$(1,103)	$1,081	$1,081

(e)

Securities with an aggregate market value of $514 have been pledged as collateral as of March 31, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,850.000	06/16/2023	45	$5	$505	$19
Put - CBOE S&P 500	3,075.000	09/15/2023	41	4	497	95
Put - CBOE S&P 500	2,900.000	12/15/2023	13	1	108	41
Put - CBOE S&P 500	3,150.000	12/15/2023	33	3	395	154
Put - CBOE S&P 500	3,150.000	03/15/2024	78	8	780	504

Total Purchased Options	$2,285	$813

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,200.000	06/16/2023	45	$5	$(210)	$(6)
Put - CBOE S&P 500	2,350.000	09/15/2023	41	4	(178)	(31)
Put - CBOE S&P 500	2,500.000	12/15/2023	33	3	(150)	(57)
Put - CBOE S&P 500	2,400.000	03/15/2024	78	8	(273)	(167)

Total Written Options	$(811)	$(261)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	33,402	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$7,510	$0	$245	$245	$0
JPM	Receive	FNRETR Index	187	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,857	0	(18)	0	(18)

Schedule of Investments PIMCO REALPATH® Blend 2025 Fund (Cont.)	March 31, 2023 (Unaudited)

	Receive	FNRETR Index	135	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,785	0	(13)	0	(13)
MYI	Receive	FNRETR Index	323	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	6,663	0	(26)	0	(26)

Total Swap Agreements								$0	$188	$245	$(57)

(h)

Securities with an aggregate market value of $1,096 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$176,072	$0		$0	$176,072
Short-Term Instruments
Repurchase Agreements						0	1,081		0	1,081
U.S. Treasury Bills						0	1,863		0	1,863

						$176,072	$2,944		$0	$179,016
Investments in Affiliates, at Value
Mutual Funds						215,384	0		0	215,384
Short-Term Instruments
Central Funds Used for Cash Management Purposes						11,435	0		0	11,435

						$226,819	$0		$0	$226,819

Total Investments						$402,891	$2,944		$0	$405,835

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	813		0	813
Over the counter						0	245		0	245

						$0	$1,058		$0	$1,058
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(261)		0	(261)
Over the counter						0	(57)		0	(57)

						$0	$(318)		$0	$(318)

Total Financial Derivative Instruments						$0	$740		$0	$740

Totals						$402,891	$3,684		$0	$406,575

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 56.1% ¤
MUTUAL FUNDS 55.6%
Vanguard Developed Markets Index Fund 'Institutional'	6,038,211	$87,735
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,630,142	41,601
Vanguard Institutional Index Fund 'Institutional'	387,780	132,993
Vanguard Small-Cap Index Fund 'Institutional'	102,547	9,316

Total Mutual Funds (Cost $248,103)		271,645

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.1%		524

U.S. TREASURY BILLS 0.4%
4.384% due 04/25/2023 - 05/09/2023 (a)(b)(e)(h)	$2,169	2,160

Total Short-Term Instruments (Cost $2,684)		2,684

Total Investments in Securities (Cost $250,787)		274,329

INVESTMENTS IN AFFILIATES 43.8%
MUTUAL FUNDS (c) 39.3%
PIMCO Emerging Markets Local Currency and Bond Fund	2,122,603	12,162
PIMCO High Yield Fund	995,660	7,667
PIMCO Income Fund	4,173,157	43,609
PIMCO International Bond Fund (U.S. Dollar-Hedged)	858,032	8,151
PIMCO Long-Term Real Return Fund	3,081,655	42,743
PIMCO Long-Term U.S. Government Fund	1,641,591	25,937
PIMCO Real Return Fund	1,473,343	15,102
PIMCO Total Return Fund	4,199,244	36,239

Total Mutual Funds (Cost $211,861)		191,610

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	2,232,526	21,705

Total Short-Term Instruments (Cost $21,696)		21,705

Total Investments in Affiliates (Cost $233,557)		213,315

Total Investments 99.9% (Cost $484,344)		$487,644
Financial Derivative Instruments (f)(g) 0.2%(Cost or Premiums, net $1,730)		835
Other Assets and Liabilities, net (0.1)%		(220)

Net Assets 100.0%		$488,259

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$524	U.S. Treasury Bills 0.000% due 03/21/2024	$(535)	$524	$524

Total Repurchase Agreements	$(535)	$524	$524

(e)

Securities with an aggregate market value of $598 have been pledged as collateral as of March 31, 2023 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,850.000	06/16/2023	51	$5	$573	$21
Put - CBOE S&P 500	3,075.000	09/15/2023	48	5	582	111
Put - CBOE S&P 500	2,900.000	12/15/2023	16	2	133	50
Put - CBOE S&P 500	3,150.000	12/15/2023	40	4	479	187
Put - CBOE S&P 500	3,150.000	03/15/2024	91	9	910	588

Total Purchased Options	$2,677	$957

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,200.000	06/16/2023	51	$5	$(238)	$(6)
Put - CBOE S&P 500	2,350.000	09/15/2023	48	5	(209)	(37)
Put - CBOE S&P 500	2,500.000	12/15/2023	40	4	(182)	(70)
Put - CBOE S&P 500	2,400.000	03/15/2024	91	9	(318)	(194)

Total Written Options	$(947)	$(307)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	34,510	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$7,759	$0	$253	$253	$0
JPM	Receive	FNRETR Index	254	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	5,240	0	(24)	0	(24)

Schedule of Investments PIMCO REALPATH® Blend 2030 Fund (Cont.)	March 31, 2023 (Unaudited)

	Receive	FNRETR Index	118	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,434	0	(11)	0	(11)
MYI	Receive	FNRETR Index	356	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	7,344	0	(33)	0	(33)

Total Swap Agreements								$0	$185	$253	$(68)

(h)

Securities with an aggregate market value of $907 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$271,645	$0		$0	$271,645
Short-Term Instruments
Repurchase Agreements						0	524		0	524
U.S. Treasury Bills						0	2,160		0	2,160

						$271,645	$2,684		$0	$274,329
Investments in Affiliates, at Value
Mutual Funds						191,610	0		0	191,610
Short-Term Instruments
Central Funds Used for Cash Management Purposes						21,705	0		0	21,705

						$213,315	$0		$0	$213,315

Total Investments						$484,960	$2,684		$0	$487,644

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	957		0	957
Over the counter						0	253		0	253

						$0	$1,210		$0	$1,210
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(307)		0	(307)
Over the counter						0	(68)		0	(68)

						$0	$(375)		$0	$(375)

Total Financial Derivative Instruments						$0	$835		$0	$835

Totals						$484,960	$3,519		$0	$488,479

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 66.1% ¤
MUTUAL FUNDS 65.5%
Vanguard Developed Markets Index Fund 'Institutional'	6,706,910	$97,452
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,697,685	43,325
Vanguard Institutional Index Fund 'Institutional'	453,451	155,515
Vanguard Small-Cap Index Fund 'Institutional'	135,385	12,298

Total Mutual Funds (Cost $287,097)		308,590

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.2%		874

U.S. TREASURY BILLS 0.4%
4.420% due 04/06/2023 - 05/09/2023 (a)(b)(f)	$1,917	1,910

Total Short-Term Instruments (Cost $2,785)		2,784

Total Investments in Securities (Cost $289,882)		311,374

INVESTMENTS IN AFFILIATES 34.0%
MUTUAL FUNDS (c) 28.7%
PIMCO Emerging Markets Local Currency and Bond Fund	1,612,838	9,241
PIMCO High Yield Fund	647,735	4,988
PIMCO Income Fund	2,955,604	30,886
PIMCO International Bond Fund (U.S. Dollar-Hedged)	611,670	5,811
PIMCO Long-Term Real Return Fund	2,185,823	30,317
PIMCO Long-Term U.S. Government Fund	1,122,930	17,742
PIMCO Real Return Fund	966,806	9,910
PIMCO Total Return Fund	3,025,912	26,114

Total Mutual Funds (Cost $146,739)		135,009

SHORT-TERM INSTRUMENTS 5.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.3%
PIMCO Short-Term Floating NAV Portfolio III	2,540,706	24,701

Total Short-Term Instruments (Cost $24,688)		24,701

Total Investments in Affiliates (Cost $171,427)		159,710

Total Investments 100.1% (Cost $461,309)		$471,084
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $0)		158
Other Assets and Liabilities, net (0.1)%		(443)

Net Assets 100.0%		$470,799

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$874	U.S. Treasury Bills 0.000% due 03/21/2024			$(892)		$874	$874

Total Repurchase Agreements								$(892)		$874	$874

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	30,512	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$6,860	$0	$224	$224	$0
JPM	Receive	FNRETR Index	191	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,940	0	(18)	0	(18)
	Receive	FNRETR Index	144	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,970	0	(13)	0	(13)
MYI	Receive	FNRETR Index	383	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	7,901	0	(35)	0	(35)

Total Swap Agreements								$0	$158	$224	$(66)

(f)

Securities with an aggregate market value of $987 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$308,590	$0	$0		$308,590
Short-Term Instruments
Repurchase Agreements						0	874	0		874
U.S. Treasury Bills						0	1,910	0		1,910

						$308,590	$2,784	$0		$311,374
Investments in Affiliates, at Value
Mutual Funds						135,009	0	0		135,009
Short-Term Instruments
Central Funds Used for Cash Management Purposes						24,701	0	0		24,701

						$159,710	$0	$0		$159,710

Schedule of Investments PIMCO REALPATH® Blend 2035 Fund (Cont.)	March 31, 2023 (Unaudited)

Total Investments	$468,300	$2,784	$0	$471,084

Financial Derivative Instruments - Assets
Over the counter	$0	$224	$0	$224

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(66)	$0	$(66)

Total Financial Derivative Instruments	$0	$158	$0	$158

Totals	$468,300	$2,942	$0	$471,242

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 74.6% ¤
MUTUAL FUNDS 74.1%
Vanguard Developed Markets Index Fund 'Institutional'	7,043,599	$102,344
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,611,421	41,123
Vanguard Institutional Index Fund 'Institutional'	470,414	161,333
Vanguard Small-Cap Index Fund 'Institutional'	130,075	11,816

Total Mutual Funds (Cost $291,747)		316,616

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (d) 0.1%		448

U.S. TREASURY BILLS 0.4%
4.421% due 04/06/2023 - 05/09/2023 (a)(b)(f)	$1,887	1,881

Total Short-Term Instruments (Cost $2,329)		2,329

Total Investments in Securities (Cost $294,076)		318,945

	SHARES
INVESTMENTS IN AFFILIATES 25.4%
MUTUAL FUNDS (c) 19.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,208,646	6,926
PIMCO High Yield Fund	260,562	2,006
PIMCO Income Fund	1,923,185	20,097
PIMCO International Bond Fund (U.S. Dollar-Hedged)	443,395	4,212
PIMCO Long-Term Real Return Fund	1,288,745	17,875
PIMCO Long-Term U.S. Government Fund	640,297	10,117
PIMCO Real Return Fund	507,252	5,199
PIMCO Total Return Fund	2,112,863	18,234

Total Mutual Funds (Cost $92,780)		84,666

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	2,409,706	23,427

Total Short-Term Instruments (Cost $23,419)		23,427

Total Investments in Affiliates (Cost $116,199)		108,093

Total Investments 100.0% (Cost $410,275)		$427,038
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $0)		123
Other Assets and Liabilities, net 0.0%		(113)

Net Assets 100.0%		$427,048

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$448	U.S. Treasury Bills 0.000% due 03/21/2024			$(457)		$448	$448

Total Repurchase Agreements								$(457)		$448	$448

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	25,919	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$5,827	$0	$190	$190	$0
JPM	Receive	FNRETR Index	264	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	5,446	0	(25)	0	(25)
	Receive	FNRETR Index	129	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,661	0	(12)	0	(12)
MYI	Receive	FNRETR Index	332	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	6,849	0	(30)	0	(30)

Total Swap Agreements								$0	$123	$190	$(67)

(f)

Securities with an aggregate market value of $997 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$316,616	$0	$0		$316,616
Short-Term Instruments
Repurchase Agreements						0	448	0		448
U.S. Treasury Bills						0	1,881	0		1,881

						$316,616	$2,329	$0		$318,945
Investments in Affiliates, at Value
Mutual Funds						84,666	0	0		84,666
Short-Term Instruments
Central Funds Used for Cash Management Purposes						23,427	0	0		23,427

						$108,093	$0	$0		$108,093

Schedule of Investments PIMCO REALPATH® Blend 2040 Fund (Cont.)	March 31, 2023 (Unaudited)

Total Investments	$424,709	$2,329	$0	$427,038

Financial Derivative Instruments - Assets
Over the counter	$0	$190	$0	$190

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(67)	$0	$(67)

Total Financial Derivative Instruments	$0	$123	$0	$123

Totals	$424,709	$2,452	$0	$427,161

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 82.0% ¤
MUTUAL FUNDS 81.4%
Vanguard Developed Markets Index Fund 'Institutional'	7,532,421	$109,446
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,548,552	39,519
Vanguard Institutional Index Fund 'Institutional'	481,115	165,004
Vanguard Small-Cap Index Fund 'Institutional'	131,045	11,904

Total Mutual Funds (Cost $302,030)		325,873

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.1%		427

U.S. TREASURY BILLS 0.5%
4.417% due 04/06/2023 - 05/09/2023 (a)(b)(f)	$2,109	2,102

Total Short-Term Instruments (Cost $2,530)		2,529

Total Investments in Securities (Cost $304,560)		328,402

	SHARES
INVESTMENTS IN AFFILIATES 18.1%
MUTUAL FUNDS (c) 12.3%
PIMCO Emerging Markets Local Currency and Bond Fund	769,250	4,408
PIMCO High Yield Fund	17,786	137
PIMCO Income Fund	1,083,983	11,328
PIMCO International Bond Fund (U.S. Dollar-Hedged)	285,140	2,709
PIMCO Long-Term Real Return Fund	610,077	8,462
PIMCO Long-Term U.S. Government Fund	498,651	7,878
PIMCO Real Return Fund	324,897	3,330
PIMCO Total Return Fund	1,306,207	11,272

Total Mutual Funds (Cost $54,668)		49,524

SHORT-TERM INSTRUMENTS 5.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%
PIMCO Short-Term Floating NAV Portfolio III	2,360,830	22,952

Total Short-Term Instruments (Cost $22,940)		22,952

Total Investments in Affiliates (Cost $77,608)		72,476

Total Investments 100.1% (Cost $382,168)		$400,878
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $0)		99
Other Assets and Liabilities, net (0.1)%		(300)

Net Assets 100.0%		$400,677

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$427	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			$(436)		$427	$427

Total Repurchase Agreements								$(436)		$427	$427

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	22,620	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$5,086	$0	$166	$166	$0
JPM	Receive	FNRETR Index	254	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	5,239	0	(24)	0	(24)
	Receive	FNRETR Index	143	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,950	0	(14)	0	(14)
MYI	Receive	FNRETR Index	320	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	6,601	0	(29)	0	(29)

Total Swap Agreements								$0	$99	$166	$(67)

(f)

Securities with an aggregate market value of $976 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$325,873	$0	$0		$325,873
Short-Term Instruments
Repurchase Agreements						0	427	0		427
U.S. Treasury Bills						0	2,102	0		2,102

						$325,873	$2,529	$0		$328,402
Investments in Affiliates, at Value
Mutual Funds						49,524	0	0		49,524
Short-Term Instruments
Central Funds Used for Cash Management Purposes						22,952	0	0		22,952

						$72,476	$0	$0		$72,476

Schedule of Investments PIMCO REALPATH® Blend 2045 Fund (Cont.)	March 31, 2023 (Unaudited)

Total Investments	$398,349	$2,529	$0	$400,878

Financial Derivative Instruments - Assets
Over the counter	$0	$166	$0	$166

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(67)	$0	$(67)

Total Financial Derivative Instruments	$0	$99	$0	$99

Totals	$398,349	$2,628	$0	$400,977

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.8% ¤
MUTUAL FUNDS 86.2%
Vanguard Developed Markets Index Fund 'Institutional'	7,666,793	$111,399
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,459,563	37,248
Vanguard Institutional Index Fund 'Institutional'	478,003	163,936
Vanguard Small-Cap Index Fund 'Institutional'	142,869	12,978

Total Mutual Funds (Cost $298,634)		325,561

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (d) 0.3%		1,197

U.S. TREASURY BILLS 0.3%
4.282% due 04/25/2023 - 05/09/2023 (a)(b)(f)	$1,385	1,379

Total Short-Term Instruments (Cost $2,577)		2,576

Total Investments in Securities (Cost $301,211)		328,137

	SHARES
INVESTMENTS IN AFFILIATES 13.1%
MUTUAL FUNDS (c) 7.9%
PIMCO Emerging Markets Local Currency and Bond Fund	307,684	1,763
PIMCO Income Fund	704,969	7,367
PIMCO International Bond Fund (U.S. Dollar-Hedged)	146,385	1,391
PIMCO Long-Term Real Return Fund	348,915	4,839
PIMCO Long-Term U.S. Government Fund	310,151	4,900
PIMCO Real Return Fund	165,581	1,697
PIMCO Total Return Fund	859,969	7,422

Total Mutual Funds (Cost $32,933)		29,379

SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	2,005,226	19,495

Total Short-Term Instruments (Cost $19,482)		19,495

Total Investments in Affiliates (Cost $52,415)		48,874

Total Investments 99.9% (Cost $353,626)		$377,011
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		80
Other Assets and Liabilities, net 0.1%		225

Net Assets 100.0%		$377,316

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$1,197	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			$(1,221)		$1,197	$1,197

Total Repurchase Agreements								$(1,221)		$1,197	$1,197

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	19,752	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$4,441	$0	$145	$145	$0
JPM	Receive	FNRETR Index	166	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,424	0	(23)	0	(23)
	Receive	FNRETR Index	149	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	3,074	0	(14)	0	(14)
MYI	Receive	FNRETR Index	309	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	6,374	0	(28)	0	(28)

Total Swap Agreements								$0	$80	$145	$(65)

(f)

Securities with an aggregate market value of $1,057 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$325,561	$0	$0		$325,561
Short-Term Instruments
Repurchase Agreements						0	1,197	0		1,197
U.S. Treasury Bills						0	1,379	0		1,379

						$325,561	$2,576	$0		$328,137
Investments in Affiliates, at Value
Mutual Funds						29,379	0	0		29,379
Short-Term Instruments
Central Funds Used for Cash Management Purposes						19,495	0	0		19,495

						$48,874	$0	$0		$48,874

Schedule of Investments PIMCO REALPATH® Blend 2050 Fund (Cont.)	March 31, 2023 (Unaudited)

Total Investments	$374,435	$2,576	$0	$377,011

Financial Derivative Instruments - Assets
Over the counter	$0	$145	$0	$145

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(65)	$0	$(65)

Total Financial Derivative Instruments	$0	$80	$0	$80

Totals	$374,435	$2,656	$0	$377,091

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.5% ¤
MUTUAL FUNDS 89.1%
Vanguard Developed Markets Index Fund 'Institutional'	5,552,998	$80,685
Vanguard Emerging Markets Stock Index Fund 'Institutional'	1,033,039	26,363
Vanguard Institutional Index Fund 'Institutional'	348,495	119,520
Vanguard Small-Cap Index Fund 'Institutional'	110,329	10,022

Total Mutual Funds (Cost $225,040)		236,590

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (d) 0.2%		412

U.S. TREASURY BILLS 0.2%
4.440% due 04/06/2023 - 05/09/2023 (a)(b)(f)	$656	654

Total Short-Term Instruments (Cost $1,066)		1,066

Total Investments in Securities (Cost $226,106)		237,656

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
MUTUAL FUNDS (c) 5.6%
PIMCO Emerging Markets Local Currency and Bond Fund	139,334	798
PIMCO Income Fund	366,417	3,829
PIMCO International Bond Fund (U.S. Dollar-Hedged)	62,419	593
PIMCO Long-Term Real Return Fund	183,215	2,541
PIMCO Long-Term U.S. Government Fund	145,858	2,305
PIMCO Real Return Fund	90,907	932
PIMCO Total Return Fund	446,960	3,857

Total Mutual Funds (Cost $16,635)		14,855

SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III	1,271,461	12,361

Total Short-Term Instruments (Cost $12,352)		12,361

Total Investments in Affiliates (Cost $28,987)		27,216

Total Investments 99.7% (Cost $255,093)		$264,872
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $0)		52
Other Assets and Liabilities, net 0.3%		633

Net Assets 100.0%		$265,557

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$412	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024			$(420)		$412	$412

Total Repurchase Agreements								$(420)		$412	$412

(1)	Includes accrued interest.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	12,667	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$2,848	$0	$93	$93	$0
JPM	Receive	FNRETR Index	98	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	2,022	0	(9)	0	(9)
	Receive	FNRETR Index	99	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	2,042	0	(9)	0	(9)
MYI	Receive	FNRETR Index	249	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	5,136	0	(23)	0	(23)

Total Swap Agreements								$0	$52	$93	$(41)

(f)

Securities with an aggregate market value of $586 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1			Level 2	Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds						$236,590	$0	$0		$236,590
Short-Term Instruments
Repurchase Agreements						0	412	0		412
U.S. Treasury Bills						0	654	0		654

						$236,590	$1,066	$0		$237,656
Investments in Affiliates, at Value
Mutual Funds						14,855	0	0		14,855
Short-Term Instruments
Central Funds Used for Cash Management Purposes						12,361	0	0		12,361

						$27,216	$0	$0		$27,216

Schedule of Investments PIMCO REALPATH® Blend 2055 Fund (Cont.)	March 31, 2023 (Unaudited)

Total Investments	$263,806	$1,066	$0	$264,872

Financial Derivative Instruments - Assets
Over the counter	$0	$93	$0	$93

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(41)	$0	$(41)

Total Financial Derivative Instruments	$0	$52	$0	$52

Totals	$263,806	$1,118	$0	$264,924

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.4% ¤
MUTUAL FUNDS 90.4%
Vanguard Developed Markets Index Fund 'Institutional'	1,455,384	$21,147
Vanguard Emerging Markets Stock Index Fund 'Institutional'	271,552	6,930
Vanguard Institutional Index Fund 'Institutional'	93,844	32,185
Vanguard Small-Cap Index Fund 'Admiral'	31,177	2,832

Total Mutual Funds (Cost $62,414)		63,094

Total Investments in Securities (Cost $62,414)		63,094

INVESTMENTS IN AFFILIATES 8.1%
MUTUAL FUNDS (a) 4.3%
PIMCO Emerging Markets Local Currency and Bond Fund	35,354	202
PIMCO Income Fund	68,910	720
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,288	98
PIMCO Long-Term Real Return Fund	36,460	506
PIMCO Long-Term U.S. Government Fund	31,475	497
PIMCO Real Return Fund	31,456	322
PIMCO Total Return Fund	83,979	725

Total Mutual Funds (Cost $3,219)		3,070

SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	272,771	2,652

Total Short-Term Instruments (Cost $2,651)		2,652

Total Investments in Affiliates (Cost $5,870)		5,722

Total Investments 98.5% (Cost $68,284)		$68,816
Financial Derivative Instruments (b) 0.0%(Cost or Premiums, net $0)		12
Other Assets and Liabilities, net 1.5%		1,023

Net Assets 100.0%		$69,851

Schedule of Investments PIMCO REALPATH® Blend 2060 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	2,939	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$661	$0	$22	$22	$0
JPM	Receive	FNRETR Index	19	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	392	0	(2)	0	(2)
	Receive	FNRETR Index	47	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	969	0	(4)	0	(4)
MYI	Receive	FNRETR Index	48	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	990	0	(4)	0	(4)

Total Swap Agreements								$0	$12	$22	$(10)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds					$63,094		$0		$0	$63,094

					$63,094		$0		$0	$63,094
Investments in Affiliates, at Value
Mutual Funds					3,070		0		0	3,070
Short-Term Instruments
Central Funds Used for Cash Management Purposes					2,652		0		0	2,652

					$5,722		$0		$0	$5,722

Total Investments					$68,816		$0		$0	$68,816

Financial Derivative Instruments - Assets
Over the counter					$0		$22		$0	$22

Financial Derivative Instruments - Liabilities
Over the counter					$0		$(10)		$0	$(10)

Total Financial Derivative Instruments					$0		$12		$0	$12

Totals					$68,816		$12		$0	$68,828

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.2% ¤
MUTUAL FUNDS 87.2%
Vanguard Developed Markets Index Fund 'Admiral'	68,462	$993
Vanguard Emerging Markets Stock Index Fund 'Admiral'	9,669	325
Vanguard Institutional Index Fund 'Institutional'	4,433	1,520
Vanguard Small-Cap Index Fund 'Admiral'	1,493	136

Total Mutual Funds (Cost $2,800)		2,974

Total Investments in Securities (Cost $2,800)		2,974

INVESTMENTS IN AFFILIATES 3.9%
MUTUAL FUNDS (a) 3.9%
PIMCO Emerging Markets Local Currency and Bond Fund	1,717	10
PIMCO Income Fund	2,529	26
PIMCO International Bond Fund (U.S. Dollar-Hedged)	448	4
PIMCO Long-Term Real Return Fund	1,770	25
PIMCO Long-Term U.S. Government Fund	1,508	24
PIMCO Real Return Fund	1,518	16
PIMCO Total Return Fund	3,073	26

Total Mutual Funds (Cost $127)		131

Total Investments in Affiliates (Cost $127)		131

Total Investments 91.1% (Cost $2,927)		$3,105
Financial Derivative Instruments (b)(c) 0.0%(Cost or Premiums, net $0)		1
Other Assets and Liabilities, net 8.9%		303

Net Assets 100.0%		$3,409

Schedule of Investments PIMCO REALPATH® Blend 2065 Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)									Institutional Class Shares of each Fund.
(b)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST		BCOMTR Index	135	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$30	$0	$1	$1	$0
JPM		FNRETR Index	5	5.140% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/18/2023	103	0	0	0	0

Total Swap Agreements								$0	$1	$1	$0

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3		Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds					$2,974		$0		$0	$2,974

					$2,974		$0		$0	$2,974
Investments in Affiliates, at Value
Mutual Funds					131		0		0	131

Total Investments					$3,105		$0		$0	$3,105

Financial Derivative Instruments - Assets
Over the counter					$0		$1		$0	$1

Total Financial Derivative Instruments					$0		$1		$0	$1

Totals					$3,105		$1		$0	$3,106

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Schedule of Investments PIMCO REALPATH® Blend Income Fund	March 31, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 37.5% ¤
MUTUAL FUNDS 37.2%
Vanguard Developed Markets Index Fund 'Institutional'	3,374,823	$49,036
Vanguard Emerging Markets Stock Index Fund 'Institutional'	800,309	20,424
Vanguard Institutional Index Fund 'Institutional'	148,499	50,930
Vanguard Small-Cap Index Fund 'Admiral'	28,567	2,595

Total Mutual Funds (Cost $107,998)		122,985

SHORT-TERM INSTRUMENTS 0.3%
	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (d) 0.1%		478

U.S. TREASURY BILLS 0.2%
4.485% due 04/25/2023 (a)(b)(g)	$646	644

Total Short-Term Instruments (Cost $1,122)		1,122

Total Investments in Securities (Cost $109,120)		124,107

	SHARES
INVESTMENTS IN AFFILIATES 62.5%
MUTUAL FUNDS (c) 58.3%
PIMCO Emerging Markets Local Currency and Bond Fund	1,940,709	11,120
PIMCO High Yield Fund	982,871	7,568
PIMCO Income Fund	4,933,615	51,556
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,034,297	9,826
PIMCO Long-Term Real Return Fund	2,547,120	35,329
PIMCO Long-Term U.S. Government Fund	1,125,422	17,782
PIMCO Real Return Fund	1,481,571	15,186
PIMCO Total Return Fund	5,149,813	44,443

Total Mutual Funds (Cost $215,587)		192,810

SHORT-TERM INSTRUMENTS 4.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.2%
PIMCO Short-Term Floating NAV Portfolio III	1,421,535	13,820

Total Short-Term Instruments (Cost $13,815)		13,820

Total Investments in Affiliates (Cost $229,402)		206,630

Total Investments 100.0% (Cost $338,522)		$330,737
Financial Derivative Instruments (e)(f) 0.2%(Cost or Premiums, net $1,265)		619
Other Assets and Liabilities, net (0.2%)		(522)

Net Assets 100.0%		$330,834

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.200%	03/31/2023	04/03/2023	$478	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2024	$(488)	$478	$478

Total Repurchase Agreements	$(488)	$478	$478

(1)	Includes accrued interest.

Securities with an aggregate market value of $111 have been pledged as collateral as of March 31, 2023 for equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	2,850.000	06/16/2023	42	$4	$472	$18
Put - CBOE S&P 500	3,075.000	09/15/2023	36	4	437	83
Put - CBOE S&P 500	2,900.000	12/15/2023	11	1	91	35
Put - CBOE S&P 500	3,150.000	12/15/2023	28	3	335	130
Put - CBOE S&P 500	3,150.000	03/15/2024	63	6	630	407

Total Purchased Options	$1,965	$673

WRITTEN OPTIONS:
OPTIONS ON INDICES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500	2,200.000	06/16/2023	42	$4	$(196)	$(5)
Put - CBOE S&P 500	2,350.000	09/15/2023	36	4	(156)	(27)
Put - CBOE S&P 500	2,500.000	12/15/2023	28	3	(127)	(49)
Put - CBOE S&P 500	2,400.000	03/15/2024	63	6	(221)	(135)

Total Written Options	$(700)	$(216)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Receive	BCOMTR Index	28,281	4.805% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2024	$6,359	$0	$207	$207	$0
JPM	Receive	FNRETR Index	166	5.210% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/23/2023	3,424	0	(16)	0	(16)

Schedule of Investments PIMCO REALPATH® Blend Income Fund (Cont.)	March 31, 2023 (Unaudited)

	Receive	FNRETR Index	96	5.140% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/18/2023	1,980	0	(9)	0	(9)
MYI	Receive	FNRETR Index	225	5.030% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2023	4,642	0	(20)	0	(20)

Total Swap Agreements								$0	$162	$207	$(45)

(g)

Securities with an aggregate market value of $644 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2023.

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2023

Investments in Securities, at Value
Mutual Funds					$122,985		$0	$0		$122,985
Short-Term Instruments
Repurchase Agreements					0		478	0		478
U.S. Treasury Bills					0		644	0		644

					$122,985		$1,122	$0		$124,107
Investments in Affiliates, at Value
Mutual Funds					192,810		0	0		192,810
Short-Term Instruments
Central Funds Used for Cash Management Purposes					13,820		0	0		13,820

					$206,630		$0	$0		$206,630

Total Investments					$329,615		$1,122	$0		$330,737

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0		673	0		673
Over the counter					0		207	0		207

					$0		$880	$0		$880
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(216)	0		(216)
Over the counter					0		(45)	0		(45)

					$0		$(261)	$0		$(261)

Total Financial Derivative Instruments					$0		$619	$0		$619

Totals					$329,615		$1,741	$0		$331,356

There were no significant transfers into or out of Level 3 during the period ended March 31, 2023.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Funds’ shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of each Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of March 31, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

3. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission ("SEC") website at www.sec.gov, on the Funds’ website at http://www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended March 31, 2023 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Fund Name	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$40,679	$115,695	$(150,851)	$0	$0	$5,523	$319	$0
PIMCO RAE International Fund	28,070	258,085	(209,513)	0	0	76,642	432	0
PIMCO RAE US Fund	1,291	32,163	(31,714)	0	0	1,740	46	0
PIMCO RAE US Small Fund	24,394	119,855	(133,847)	0	0	10,402	169	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	72	88	(154)	0	0	6	1	0
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	1,189	3,369	(4,558)	0	0	0	3	0
PIMCO RAFI Dynamic Multi-Factor U.S. Equity ETF	25	283	(308)	0	0	0	0	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

Notes to Financial Statements (Cont.)

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The PIMCO RAE Global and PIMCO RAE Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Global and PIMCO RAE Global ex-US Funds. The tables below show the transactions in and earnings from investments in the Underlying Funds for the period ended March 31, 2023 (amounts in thousands†):

PIMCO RAE Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO RAE Emerging Markets Fund	$18,530	$5,020	$(2,274)	$(363)	$545	$21,458	$107	$1,963
PIMCO RAE International Fund	60,097	12,463	(4,755)	(1,658)	4,384	70,531	1,564	3,163
Totals	$78,627	$17,483	$(7,029)	$(2,021)	$4,929	$91,989	$1,671	$5,126

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in Underlying PIMCO Funds or Central Funds for the period ended March 31, 2023 (amounts in thousands†):

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,974	$9,244	$(9,641)	$(612)	$1,573	$12,538	$520	$0
PIMCO High Yield Fund	5,381	4,385	(1,199)	(169)	215	8,613	305	86
PIMCO Income Fund	29,051	29,437	(2,162)	(259)	(424)	55,643	2,044	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,250	5,696	(176)	(21)	(101)	10,648	141	104
PIMCO Long-Term Real Return Fund	13,527	30,860	(1,804)	(509)	(286)	41,788	1,279	0
PIMCO Long-Term U.S. Government Fund	16,688	13,426	(6,894)	(1,595)	492	22,117	392	0
PIMCO Real Return Fund	7,170	10,284	(389)	(27)	(158)	16,880	375	0
PIMCO Short-Term Floating NAV Portfolio III	5,644	72,875	(67,100)	7	9	11,435	274	0
PIMCO Total Return Fund	23,699	26,318	(1,887)	(277)	(696)	47,157	1,168	0
Totals	$118,384	$202,525	$(91,252)	$(3,462)	$624	$226,819	$6,498	$190

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$12,034	$8,681	$(9,352)	$(667)	$1,466	$12,162	$532	$0
PIMCO High Yield Fund	4,820	3,766	(974)	(131)	186	7,667	279	81
PIMCO Income Fund	20,991	24,093	(1,016)	(113)	(346)	43,609	1,521	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	3,514	4,897	(192)	(21)	(47)	8,151	98	73
PIMCO Long-Term Real Return Fund	13,618	29,934	0	0	(809)	42,743	1,323	0
PIMCO Long-Term U.S. Government Fund	19,664	16,679	(8,362)	(899)	(1,145)	25,937	483	0
PIMCO Real Return Fund	5,322	9,871	0	0	(91)	15,102	288	0
PIMCO Short-Term Floating NAV Portfolio III	7,912	82,673	(68,900)	8	12	21,705	373	0
PIMCO Total Return Fund	16,201	21,359	(718)	(144)	(459)	36,239	827	0
Totals	$104,076	$201,953	$(89,514)	$(1,967)	$(1233)	$213,315	$5,724	$154

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$9,580	$8,650	$(9,822)	$(977)	$1,810	$9,241	$439	$0
PIMCO High Yield Fund	3,092	3,027	(1,152)	(152)	173	4,988	187	55
PIMCO Income Fund	13,006	19,151	(987)	(91)	(193)	30,886	1,008	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,105	3,746	0	0	(40)	5,811	63	47
PIMCO Long-Term Real Return Fund	8,614	22,488	(320)	(116)	(349)	30,317	889	0
PIMCO Long-Term U.S. Government Fund	13,213	14,080	(8,616)	(827)	(108)	17,742	345	0
PIMCO Real Return Fund	3,574	6,412	0	0	(76)	9,910	200	0
PIMCO Short-Term Floating NAV Portfolio III	9,094	92,589	(77,000)	0	18	24,701	389	0
PIMCO Total Return Fund	10,005	17,002	(550)	(87)	(256)	26,114	550	0
Totals	$72,283	$187,145	$(98,447)	$(2,250)	$979	$159,710	$4,070	$102

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$8,184	$5,618	$(7,558)	$(674)	$1,356	$6,926	$355	$0
PIMCO High Yield Fund	1,414	1,469	(895)	(120)	138	2,006	86	25
PIMCO Income Fund	8,323	12,324	(394)	(26)	(130)	20,097	624	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,474	2,752	0	0	(14)	4,212	42	30
PIMCO Long-Term Real Return Fund	6,160	12,257	(160)	(82)	(300)	17,875	602	0
PIMCO Long-Term U.S. Government Fund	9,423	7,649	(6,260)	(635)	(60)	10,117	228	0
PIMCO Real Return Fund	2,653	2,634	0	0	(88)	5,199	138	0
PIMCO Short-Term Floating NAV Portfolio III	9,930	82,177	(68,700)	8	12	23,427	377	0
PIMCO Total Return Fund	6,858	11,757	(188)	(36)	(157)	18,234	362	0
Totals	$54,419	$138,637	$(84,155)	$(1,565)	$757	$108,093	$2,814	$55

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$5,343	$4,131	$(5,501)	$(309)	$744	$4,408	$234	$0
PIMCO High Yield Fund	272	292	(432)	(35)	40	137	15	4
PIMCO Income Fund	4,420	7,178	(201)	(13)	(56)	11,328	326	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	1,007	1,714	0	0	(12)	2,709	28	20

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	4,001	4,820	0	0	(359)	8,462	382	0
PIMCO Long-Term U.S. Government Fund	6,351	5,334	(3,406)	(358)	(43)	7,878	153	0
PIMCO Real Return Fund	1,587	1,788	0	0	(45)	3,330	84	0
PIMCO Short-Term Floating NAV Portfolio III	9,168	65,265	(51,500)	2	17	22,952	365	0
PIMCO Total Return Fund	4,085	7,574	(284)	(29)	(74)	11,272	214	0
Totals	$36,234	$98,096	$(61,324)	$(742)	$212	$72,476	$1,801	$24

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$3,620	$2,136	$(4,237)	$(234)	$478	$1,763	$145	$0
PIMCO Income Fund	2,573	4,833	0	0	(39)	7,367	193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	920	497	0	0	(26)	1,391	22	20
PIMCO Long-Term Real Return Fund	2,820	2,289	0	0	(270)	4,839	256	0
PIMCO Long-Term U.S. Government Fund	4,488	3,031	(2,334)	(236)	(49)	4,900	102	0
PIMCO Real Return Fund	1,062	675	0	0	(40)	1,697	54	0
PIMCO Short-Term Floating NAV Portfolio III	6,832	58,845	(46,200)	1	17	19,495	345	0
PIMCO Total Return Fund	2,705	4,942	(173)	(10)	(42)	7,422	134	0
Totals	$25,020	$77,248	$(52,944)	$(479)	$29	$48,874	$1,251	$20

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$2,056	$1,186	$(2,581)	$(161)	$298	$798	$83	$0
PIMCO Income Fund	1,384	2,469	0	0	(24)	3,829	104	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	592	440	(416)	(46)	23	593	15	12
PIMCO Long-Term Real Return Fund	1,611	1,093	0	0	(163)	2,541	148	0
PIMCO Long-Term U.S. Government Fund	2,565	1,552	(1,628)	(225)	41	2,305	57	0
PIMCO Real Return Fund	576	383	0	0	(27)	932	30	0
PIMCO Short-Term Floating NAV Portfolio III	6,009	45,140	(38,800)	1	11	12,361	240	0
PIMCO Total Return Fund	1,433	2,461	0	0	(37)	3,857	74	0
Totals	$16,226	$54,724	$(43,425)	$(431)	$122	$27,216	$751	$12

PIMCO REALPATH® Blend 2060 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$312	$492	$(628)	$(20)	$46	$202	$17	$0
PIMCO Income Fund	210	516	0	0	(6)	720	20	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	91	158	(147)	(9)	5	98	3	3

Notes to Financial Statements (Cont.)

PIMCO Long-Term Real Return Fund	237	447	(145)	(35)	2	506	27	0
PIMCO Long-Term U.S. Government Fund	370	640	(473)	(77)	37	497	12	0
PIMCO Real Return Fund	91	233	0	0	(2)	322	6	0
PIMCO Short-Term Floating NAV Portfolio III	902	13,747	(12,000)	2	1	2,652	48	0
PIMCO Total Return Fund	212	522	0	0	(9)	725	14	0
Totals	$2,425	$16,755	$(13,393)	$(139)	$74	$5,722	$147	$3

PIMCO REALPATH® Blend 2065 Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$0	$39	$(30)	$0	$1	$10	$1	$0
PIMCO Income Fund	0	26	0	0	0	26	1	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	12	(8)	0	0	4	0	0
PIMCO Long-Term Real Return Fund	0	31	(7)	0	1	25	0	0
PIMCO Long-Term U.S. Government Fund	0	46	(24)	1	1	24	0	0
PIMCO Real Return Fund	0	16	0	0	0	16	0	0
PIMCO Total Return Fund	0	25	0	0	1	26	0	0
Totals	$0	$195	$(69)	$1	$4	$131	$2	$0

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Local Currency and Bond Fund	$11,863	$7,219	$(8,828)	$(956)	$1,822	$11,120	$475	$0
PIMCO High Yield Fund	5,613	3,221	(1,317)	(181)	232	7,568	291	83
PIMCO Income Fund	35,725	23,466	(6,815)	(387)	(433)	51,556	2,225	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,681	4,239	(910)	(91)	(93)	9,826	157	123
PIMCO Long-Term Real Return Fund	12,072	25,527	(1,623)	(777)	130	35,329	1,073	0
PIMCO Long-Term U.S. Government Fund	12,614	8,614	(2,700)	(850)	104	17,782	286	0
PIMCO Real Return Fund	8,748	7,683	(935)	(49)	(261)	15,186	425	0
PIMCO Short-Term Floating NAV Portfolio III	3,303	76,409	(65,900)	4	4	13,820	209	0
PIMCO Total Return Fund	30,158	20,053	(4,415)	(440)	(913)	44,443	1,310	0
Totals	$126,777	$176,431	$(93,443)	$(3,727)	$592	$206,630	$6,451	$206

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advise on IRS Form 1099-DIV.

The PIMCO Dividend and Income Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. The table below shows the Fund's transactions in and earnings from investments in the affiliated Funds for the period ended March 31, 2023 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2022	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Dividend and Income Fund	$11,603	$30,770	$(27,045)	$0	$24	$15,352	$370	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
DUB	Deutsche Bank AG	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	TWD	Taiwanese Dollar
CAD	Canadian Dollar	JPY	Japanese Yen	USD (or $)	United States Dollar
CLP	Chilean Peso	KRW	South Korean Won	ZAR	South African Rand
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CME	Chicago Mercantile Exchange	OTC	Over the Counter
CBOT	Chicago Board of Trade

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	CDX.IG	Credit Derivatives Index - Investment Grade	MUTKCALM	Tokyo Overnight Average Rate
BCOMTR	Bloomberg Commodity Index Total Return	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor's 500 Index
BP0003M	3 Month GBP-LIBOR	FNRETR	FTSE Nareit Equity REITs Total Return Index	SOFR	Secured Overnight Financing Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR01M	1 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR03M	3 Month USD-LIBOR	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ADR	American Depositary Receipt	DAC	Designated Activity Company	PIK	Payment-in-Kind
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	JSC	Joint Stock Company	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap